UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401

(Address of principal executive offices) (Zip code)

David Lebisky

c/o PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

registrant’s telephone number, including area code: 610-382-8667

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                               SEMI-ANNUAL REPORT

                                  (Unaudited)

                         LARGE COMPANY GROWTH PORTFOLIO
                         LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                    DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

                                 June 30, 2006
                            ----------------------
                                www.wilfunds.com

                          Wilshire Mutual Funds, Inc.

Shareholder Letter........................................1
Large Company Growth Portfolio:
  Commentary..............................................2
Large Company Value Portfolio:
  Commentary..............................................4
Small Company Growth Portfolio:
  Commentary..............................................6
Small Company Value Portfolio:
  Commentary..............................................8
Dow Jones Wilshire 5000 Index Portfolio:
  Commentary.............................................10
Disclosure of Fund Expenses..............................12
Statements of Investments:

Financial Highlights:

Board Approval of Advisory and Sub-Advisory Agreements..101

                ----------------------------------------------
This report is for the general information of the shareholders of Large Company
Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio,
Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio. Its
use in connection with any offering of a Portfolio's shares is authorized only if accompanied or preceded by the Portfolio's current prospectus.

Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Fund Shareholder,

We are pleased to present this Semi-Annual report to all shareholders of the
Wilshire Mutual Funds, Inc., (the "Fund").  This report covers the six month period ended June 30, 2006 (the "Period"), for all share classes of the Large
Company Growth, Large Company Value, Small Company Growth, Small Company Value
and Dow Jones Wilshire 5000 Index Portfolio.

MARKET ENVIRONMENT

The U.S. Equity market started off the year with a broad advance of 5.4% in the first quarter as measured by the Dow Jones Wilshire 5000 Composite Index.  In the second quarter, equity markets around the world saw volatility increase dramatically, particularly in May.  Despite a strong rally in June, the Dow
Jones Wilshire 5000 Composite Index ended the quarter down almost 2% which offset the gains for the year to 3.38%.  The downturn happened as the commentary from Fed officials turned more hawkish and fears of inflation from investors worsened.

During the first quarter, small capitalization stocks outperformed large capitalization stocks.  And within small caps, the growth style stocks were favored over value stocks.  Due to the market volatility in the second quarter, value outperformed growth across the capitalization spectrum and a reversal of small capitalization stocks to large capitalization stocks fared better as investor's appetite for riskier investments lessened.  Energy and Utilities were the best performing sectors in the second quarter.  Meanwhile, Healthcare lagged the overall market and Information Technology was the worst performing sector in the second quarter.

During the second quarter, the Federal Reserve pushed the Federal Funds rate to
5.25%, marking the 17th consecutive increase in key Fed Funds rate since 2004.
The U.S. Bond market posted returns in negative territory as the Federal
Reserve Bank continued their tightening of monetary policy.   For the Period,
the Lehman Aggregate Bond Index, a broad measure of investment grade bonds, posted a return of (0.72)%.  The yield curve remained extremely flat.  The markets remain cautious about the effect of further tightening and this has increased the level of volatility seen, not just in bond markets, but in other asset markets as well.

Despite that the first half of the year ended in a bit of turbulence, economic data shows consumer confidence was higher than expected according to the index released by the Conference Board.  GDP growth remains strong.  Oil prices continued to rise ending the Period at $74/barrel.  Investors have a growing concern over inflation but it is relatively stable thus far.

FUND PERFORMANCE OVERVIEW*

Three of the four style funds lagged their respective benchmarks for the
Period.  The Wilshire Large Company Growth Portfolio returned (1.33)% versus
(0.41)% for the Russell 1000 Growth Index.  The Wilshire Large Company Value
Portfolio returned 4.63% versus 6.54% for the Russell 1000 Value Index.  The
Wilshire Small Company Growth Portfolio returned 4.15% versus 6.07% for the
Russell 2000 Growth Index.  The Wilshire Small Company Value Portfolio was the
only fund which outperformed year-to-date returning 10.94% versus 10.44% for the Russell 2000 Value Index.  The Dow Jones Wilshire 5000 Index Portfolio
returned 2.74% during the Period.

Sincerely,

Lawrence E. Davanzo, President

*    The performance stated is for Investment Class Shares. The performance data quoted represents past performance and does not guarantee future results.
     Current performance may be lower or higher. Performance quoted to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY

                 INVESTMENT CLASS SHARES
              Average Annual Total Return*
     Six Months Ended 06/30/06** .........   (1.33%)
     One Year Ended 06/30/06 .............    8.72%
     Five Years Ended 06/30/06 ...........    1.60%
     Ten Years Ended 06/30/06 ............    8.19%

                    INSTITUTIONAL CLASS SHARES
                   Average Annual Total Return*
     Six Months Ended 06/30/06** ..................   (1.14)%
     One Year Ended 06/30/06 ......................    9.12%
     Five Years Ended 06/30/06 ....................    1.94%
     Inception (7/15/96) through 06/30/06 .........    9.41%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*    Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/06, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**   Not Annualized.

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Growth Portfolio (the "Portfolio")
returned (1.33)% while the Institutional Share Class returned (1.14)% during the six month period ending June 30, 2006 (the "Period").  Both classes of the
Portfolio underperformed their index, the Russell 1000 Growth Index, which returned (0.92)% over the Period.

The large growth category struggled during the first half of 2006, underperforming its value counterparts and the small cap growth segment of the market.  The best performing sector in the Russell 1000 Growth Index was
Utilities, followed by Energy.  The Information Technology and Industrials
sectors represent approximately 50% of the Index weighting.

The Investment Class Shares of the Portfolio outperformed the Russell 1000
Growth Index in the first quarter but due to the market volatility in the second quarter, the Portfolio gave back 94 basis points, ending the first half of the year down 41 basis points.  In aggregate, the Portfolio trailed slightly due to selection in several holdings in the Information Technology and Consumer
Discretionary sectors.  Information Technology holdings included eBay, Inc.,
Seagate Technology and SanDisk Corp. and the Consumer Discretionary holdings included XM Satellite Radio Holdings, Inc.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Portfolio holdings subject to change. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 companies with high price-to-book ratios and high forecasted growth values.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

                          PORTFOLIO SECTOR WEIGHTING*
                             (As of June 30, 2006)

Materials                      2.5%
Telecommunications Services    1.5%
Utilities                      0.6%
Information Technology        28.4%
Health Care                   16.0%
Industrials                   15.0%
Consumer Discretionary        13.9%
Consumer Staples              10.2%
Financials                     9.4%
Energy                         2.5%

* Based on percent of Portfolio's total market value.

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY

                INVESTMENT CLASS SHARES
             Average Annual Total Return*
     Six Months Ended 06/30/06** .........       4.63%
     One Year Ended 06/30/06 .............      11.95%
     Five Years Ended 06/30/06 ...........       5.64%
     Ten Years Ended 06/30/06 ............       9.08%

                   INSTITUTIONAL CLASS SHARES
                  Average Annual Total Return*
     Six Months Ended 06/30/06** ..................       4.81%
     One Year Ended 06/30/06 ......................      12.24%
     Five Years Ended 06/30/06 ....................       5.93%
     Inception (7/15/96) through 06/30/06 .........       9.82%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*    Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/06, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**   Not Annualized.

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Value Portfolio (the "Portfolio")
returned 4.63% while Institutional Class shares gained 4.81% during the six month period ending June 30, 2006 (the "Period").  Both classes of the
Portfolio underperformed the benchmark, the Russell 1000 Value Index, which returned 6.54% over the Period.

The large value category performed better than growth but trailed its smaller counterparts.  The best performing sector in the Russell 1000 Value Index was
Telecomm Services, followed by Energy.  The Financials sector continues to be the largest weighting in the index with an average weight of approximately
36.8%.

The Portfolio underperformance over the period can be entirely attributed to
the exposures in several industries.   The Portfolio's negative exposure to
Energy-Raw Materials, Real Property, and Telephone as well as the Portfolio's positive exposure to Drugs & Medicine, Electronics and Insurance contributed to relative underperformance

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Portfolio holdings subject to change.  The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 companies with lower price-to-book ratios and lower forecasted growth values.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

                          PORTFOLIO SECTOR WEIGHTING*

                             (As of June 30, 2006)

Telecommunications Services    4.0%
Utilities                      2.7%
Materials                      1.9%
Financials                    40.0%
Energy                        10.3%
Industrials                   10.2%
Consumer Dicretionary          9.7%
Health Care                    7.7%
Information Technology         7.1%
Consumer Staples               6.4%

* Based on percent of Portfolio's total market value.

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY

                INVESTMENT CLASS SHARES
             Average Annual Total Return*
     Six Months Ended 06/30/06** .........       4.15%
     One Year Ended 06/30/06 .............       9.43%
     Five Years Ended 06/30/06 ...........       7.71%
     Ten Years Ended 06/30/06 ............       6.12%

                   INSTITUTIONAL CLASS SHARES
                  Average Annual Total Return*
     Six Months Ended 06/30/06** ..................       4.23%
     One Year Ended 06/30/06 ......................       9.72%
     Five Years Ended 06/30/06 ....................       7.95%
     Inception (7/15/96) through 06/30/06 .........       7.56%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*    Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/06, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. The table above does not reflect the deduction that a shareholder would pay on
     Portfolio distributions or the redemption of Portfolio shares.
**   Not Annualized.

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)

The Small Company Growth Portfolio's Investment Class Shares (the "Portfolio")
returned 4.15%, while Institutional Class Shares returned 4.23% during the six month period ended June 30, 2006 (the "Period").  Both classes of the Portfolio underperformed the benchmark, the Russell 2000 Growth Index, which returned
6.07% over the Period.

The small growth category underperformed its value counterpart but it beat the large category the first half of 2006 by a notable margin.  Consumer Staples and Energy were the leading sectors for the small growth category over this period.  The only negative performing sector for the period was Healthcare.

In this Period, the Portfolio underperformed due to stock selection and some industry exposures.  Stock selection in the Information Technology sector was the largest detractor to relative performance.  Some of the Information
Technology securities included Intermec, Inc., Avid Technology, and Blue Coat
Systems.  In terms of industry exposures, the Portfolio's positive exposure to
Electronics and the Portfolio's negative exposure to Steel detracted in absolute and relative terms.  On a positive note, the Portfolio benefited slightly from its marginal overweight in the Energy sector.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.  Portfolio holdings subject to change. The Russell 2000 Growth
Index is an unmanaged index that measures the performance of the 2,000 smallest
U.S. companies with higher price-to-book ratios and higher forecasted growth values.  Index performance is presented for general comparative purposes.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

                          PORTFOLIO SECTOR WEIGHTING*

                             (As of June 30, 2006)

Consumer Staples               2.4%
Telecommunications Services    0.6%
Information Technology        27.7%
Industrials                   19.5%
Health Care                   15.9%
Consumer Discretionary        13.2%
Energy                         8.5%
Financials                     7.4%
Materials                      4.8%

* Based on percent of Portfolio's total market value.

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY

                INVESTMENT CLASS SHARES
              Average Annual Total Return*
     Six Months Ended 06/30/06** .........       10.94%
     One Year Ended 06/30/06 .............       16.51%
     Five Years Ended 06/30/06 ...........       13.94%
     Ten Years Ended 06/30/06 ............       11.05%

                   INSTITUTIONAL CLASS SHARES
                  Average Annual Total Return*
     Six Months Ended 06/30/06** ..................       11.11%
     One Year Ended 06/30/06 ......................       16.82%
     Five Years Ended 06/30/06 ....................       14.24%
     Inception (7/15/96) through 06/30/06 .........       11.79%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*    Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/06, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. The table above does not reflect the deduction that a shareholder would pay on
     Portfolio distributions or the redemption of Portfolio shares.
**   Not Annualized.

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)

The Small Company Value Portfolio's Investment Class Shares (the "Portfolio")
returned 10.94% while Institutional Class Shares returned 11.11% during the six month period ended June 30, 2006 (the "Period").  Both classes of the Portfolio outperformed the Russell 2000 Value index which returned 10.44% over the
Period.

The small value category was the best performing category over the Period.
Value beat growth and its large counterparts.  The best performing sectors were
Materials and Telecomm Services over the period.  Financials was once again the largest sector weighting in the Index.

The Portfolio outperformed the Russell 2000 Value Index over the Period due to stock selection and sector allocation.  Stock selection in the Industrials and
Materials sectors helped relative performance.  In the Industrials sector, the securities included General Cable Corp. and Lincoln Electric Holdings, Inc.  In
the Materials sector, both the Portfolio's overweight to the sector and holding
Titanium Metals Corp, Aleris International, Inc. and Century Aluminum Co.
worked for the Portfolio over the Period.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.  Portfolio holdings subject to change.  The Russell 2000 Value
Index is an unmanaged index that measures the performance of the 2,000 smallest
U.S. companies with lower price-to-book ratios and lower forecasted growth values.  Index performance is presented for general comparative purposes.
Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.  An individual cannot invest directly in any index.

                          PORTFOLIO SECTOR WEIGHTING*
                             (As of June 30, 2006)

Utilities                      1.5%
Telecommunications Services    0.8%
Financials                    26.6%
Industrials                   23.8%
Materials                     14.4%
Information Technology         9.9%
Consumer Discretionary         9.1%
Energy                         6.9%
Consumer Staples               4.7%
Health Care                    2.3%

* Based on percent of Portfolio's total market value.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY

                    INVESTMENT CLASS SHARES
                 Average Annual Total Return*
     Six Months Ended 06/30/06** .................       2.74%
     One Year Ended 06/30/06 .....................       8.84%
     Five Years Ended 06/30/06 ...................       3.03%
     Inception (2/1/99) through 06/30/06 .........       1.88%

                  INSTITUTIONAL CLASS SHARES
                 Average Annual Total Return*
     Six Months Ended 06/30/06** .................       2.93%
     One Year Ended 06/30/06 .....................       9.14%
     Five Years Ended 06/30/06 ...................       3.33%
     Inception (2/1/99) through 06/30/06 .........       2.17%

                     QUALIFIED CLASS SHARES
                  Average Annual Total Return*
     Six Months Ended 06/30/06** ..................       2.73%
     One Year Ended 06/30/06 ......................       8.77%
     Five Years Ended 06/30/06 ....................       2.93%
     Inception (5/10/00) through 06/30/06 .........       0.61%

                    HORACE MANN CLASS SHARES
                  Average Annual Total Return*
     Six Months Ended 06/30/06** ...................       2.74%
     One Year Ended 06/30/06 .......................       8.81%
     Five Years Ended 06/30/06 .....................       2.97%
     Inception (12/10/99) through 06/30/06 .........       2.11%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*    Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/06, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**   Not Annualized.

                                       10

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)

Investment Class Shares of the Dow Jones Wilshire 5000 Portfolio (the
"Portfolio") returned 2.74% while Institutional Class Shares returned 2.93%
during the first half of the 2006 calendar year (the "Period").  The Portfolio uses the Dow Jones Wilshire 5000 Index as the benchmark.  Both classes of the
Portfolio underperformed the benchmark, as the Index posted a return of 3.38%
over the Period.

The Federal Reserve continued their tightening campaign with four 25 basis point rate hikes, bringing the Fed funds rate from 4.25% to 5.25%.  Oil prices rose 21% year-to-date and finished around $74/barrel in June.

In the first quarter, small capitalization stocks led the way in performance, returning as much as 12.64% in the Dow Jones Wilshire Small Cap Index.  The
Portfolio saw a reversal in the second quarter as investors rotated out of small capitalization stocks during the second quarter (down 4.29%) to reduce their large gains for the year to 7.81%.  Larger capitalization stocks were also lower (down 1.53%), but not nearly as severely as small caps.  The best performing sectors were Energy and Utilities.  Over the period, the Portfolio underperformed due to holdings in Las Vegas Sands, Berkshire Hathaway, Inc.,
Kraft Foods and Intel Corp.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Portfolio holdings subject to change.  The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data.  Index performance is presented for general comparative purposes.  Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.
An individual cannot invest directly in any index.

                          PORTFOLIO SECTOR WEIGHTING*
                             (As of June 30, 2006)

Materials                      3.3%
Telecommunications Services    3.0%
Financials                    22.1%
Information Technology        14.5%
Health Care                   12.2%
Industrials                   11.7%
Consumer Discretionary        11.6%
Energy                        10.0%
Consumer Staples               8.1%
Utilities                      3.5%

* Based on percent of Portfolio's total market value.

                                       11

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES
                        For the Six Month Period Ended June 30, 2006 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending
Account Value" shown is derived from the Portfolio's actual return for the past six month period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the
Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

Hypothetical 5% Return: This section is intended to help you compare your fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and assumed rate of return.  It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the
Portfolio's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the
Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       12

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (Continued)
                        For the Six Month Period Ended June 30, 2006 (Unaudited)

                                             Ending          Ending
                                            Account          Account                         Expenses Paid
                                             Value            Value        Expense           During Period
                                            06/30/06        06/30/06      Ratio (1)     01/01/06 - 06/30/06 (2)
                                        ---------------   ------------   -----------   ------------------------
Large Company Growth Portfolio
---------------------------------------            -              --          -                   -
Actual Fund Return
Investment Class ......................   $  1,000.00         986.70       1.32%             $  6.51
Institutional Class ...................   $  1,000.00         988.60       0.96%             $  4.75
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,018.24       1.32%             $  6.62
Institutional Class ...................   $  1,000.00       1,020.02       0.96%             $  4.83
Large Company Value Portfolio
----------------------------------------  -----------       --------       ----              -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,046.30       1.39%             $  7.06
Institutional Class ...................   $  1,000.00       1,048.10       1.07%             $  5.42
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,017.90       1.39%             $  6.96
Institutional Class ...................   $  1,000.00       1,019.50       1.07%             $  5.35
Small Company Growth Portfolio
----------------------------------------  -----------       --------       ----              -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,041.50       1.37%             $  6.94
Institutional Class ...................   $  1,000.00       1,042.30       1.08%             $  5.49
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,018.00       1.37%             $  6.86
Institutional Class ...................   $  1,000.00       1,019.42       1.08%             $  5.42
Small Company Value Portfolio
----------------------------------------  -----------       --------       ----              -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,109.40       1.39%             $  7.25
Institutional Class ...................   $  1,000.00       1,111.10       1.02%             $  5.36
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,017.92       1.39%             $  6.94
Institutional Class ...................   $  1,000.00       1,019.72       1.02%             $  5.13
Dow Jones Wilshire 5000 Index Portfolio
----------------------------------------  -----------       --------       ----              -------
Actual Fund Return
Investment Class ......................   $  1,000.00       1,027.40       0.80%             $  4.04
Institutional Class ...................   $  1,000.00       1,029.30       0.47%             $  2.33
Qualified Class .......................   $  1,000.00       1,027.30       0.87%             $  4.37
Horace Mann Class .....................   $  1,000.00       1,027.40       0.82%             $  4.11
Hypothetical 5% Return
Investment Class ......................   $  1,000.00       1,020.81       0.80%             $  4.03
Institutional Class ...................   $  1,000.00       1,022.49       0.47%             $  2.33
Qualified Class .......................   $  1,000.00       1,020.49       0.87%             $  4.35
Horace Mann Class .....................   $  1,000.00       1,020.74       0.82%             $  4.10

(1)  Annualized, based on the fund's most recent fiscal half-year expenses.
(2)  Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

                                       13

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                            Value
---------------                                     ----------
COMMON STOCK - 99.5%
Consumer Discretionary - 13.9%
     26,169     Amazon.com, Inc.+  ................ $1,012,217
     15,322     American Eagle Outfitters .........    521,561
    131,556     Apollo Group, Inc., Class A+ ......  6,797,499
     20,200     Autoliv, Inc. .....................  1,142,714
     82,100     Autonation, Inc.+  ................  1,760,224
      8,100     Best Buy Co., Inc. ................    444,204
      6,600     Bob Evans Farms, Inc. .............    198,066
     17,800     Brinker International, Inc. .......    646,140
     67,249     CBS Corp., Class B ................  1,819,085
     28,900     Choice Hotels International,
                Inc. ..............................  1,751,340
     63,766     Circuit City Stores, Inc. .........  1,735,711
     26,000     Claire's Stores, Inc. .............    663,260
     58,900     Clear Channel Communi-
                cations, Inc. .....................  1,822,955
     14,500     Coach, Inc.+  .....................    433,550
     12,000     Comcast Corp., Class A+  ..........    392,880
     49,900     Darden Restaurants, Inc. ..........  1,966,060
     21,253     Dollar Tree Stores, Inc.+  ........    563,204
     13,600     Furniture Brands
                International, Inc. ...............    283,424
      3,439     Getty Images, Inc.+  ..............    218,411
      6,900     Harman International
                Industries, Inc. ..................    589,053
     14,400     Home Depot, Inc. ..................    515,376
    250,000     International Game
                Technology ........................  9,485,000
        200     ITT Educational Services,
                Inc.+  ............................     13,162
     19,500     Johnson Controls, Inc. ............  1,603,290
      5,228     Liberty Global, Inc., Class
                A+  ...............................    112,402
     12,855     Liberty Media Holding Corp.
                - Capital Series 'A'+  ............  1,076,863
      7,800     Marriott International, Inc.,
                Class A ...........................    297,336
     30,300     McGraw-Hill Cos., Inc.
                (The) .............................  1,521,969
    182,500     MGM Mirage+  ......................  7,446,000

     Shares                                            Value
---------------                                     ----------
Consumer Discretionary (continued)
      6,200     Nordstrom, Inc. ................... $  226,300
     51,727     Office Depot, Inc.+  ..............  1,965,626
     44,453     OfficeMax, Inc. ...................  1,811,460
      5,300     R.H. Donnelley Corp.+  ............    286,571
     11,500     Saks, Inc. ........................    185,955
    400,000     Staples, Inc. .....................  9,728,000
     68,900     Starbucks Corp.+  .................  2,601,664
      4,500     Target Corp. ......................    219,915
      2,560     Tiffany & Co. .....................     84,531
    213,279     Time Warner, Inc. .................  3,689,727
     12,400     TJX Cos., Inc. ....................    283,464
     12,200     Univision Communications,
                Inc., Class A+  ...................    408,700
     65,400     Walt Disney Co. (The) .............  1,962,000
    118,400     Weight Watchers
                International, Inc. ...............  4,841,376
      5,700     Whirlpool Corp. ...................    471,105
    400,000     XM Satellite Radio Holdings,
                Inc., Class A+  ...................  5,860,000
                                                    ----------
                                                    81,459,350
                                                    ----------
Consumer Staples - 10.2%
     27,800     Altria Group, Inc. ................  2,041,354
      3,873     Anheuser-Busch Cos., Inc. .........    176,570
     44,100     Archer-Daniels-Midland Co..........  1,820,448
    110,797     Avon Products, Inc. ...............  3,434,707
     54,900     Coca-Cola Co. (The) ...............  2,361,798
     11,000     Colgate-Palmolive Co. .............    658,900
     30,366     CVS Corp. .........................    932,236
     30,400     Dean Foods Co.+  ..................  1,130,576
     36,972     Energizer Holdings, Inc.+  ........  2,165,450
      1,800     Estee Lauder Cos., Inc., Class
                A (The) ...........................     69,606
     24,500     Kroger Co. (The) ..................    535,570
      5,873     Molson Coors Brewing Co.,
                Class B ...........................    398,659
     57,100     PepsiCo, Inc. .....................  3,428,284
    261,885     Procter & Gamble Co. .............. 14,560,806
     20,000     Safeway, Inc. .....................    520,000

                       See Notes to Financial Statements.
                                       14

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                           Value
---------------                                   -----------
Consumer Staples (continued)
     31,300     Supervalu, Inc. ................. $   960,910
     34,011     Tyson Foods, Inc., Class A ......     505,404
    232,750     Walgreen Co. ....................  10,436,510
    281,349     Wal-Mart Stores, Inc. ...........  13,552,581

                                                  -----------
                                                   59,690,369
                                                  -----------
Energy - 2.5%
     33,200     Anadarko Petroleum Corp. ........   1,583,308
      1,500     Apache Corp. ....................     102,375
     17,938     ConocoPhillips ..................   1,175,477
        352     Denbury Resources, Inc.+  .......      11,148
     15,700     Devon Energy Corp. ..............     948,437
      8,765     Diamond Offshore Drilling,
                Inc. ............................     735,647
     58,400     EOG Resources, Inc. .............   4,049,456
        300     Helmerich & Payne, Inc. .........      18,078
      9,765     Hess Corp. ......................     516,080
      2,056     Kerr-McGee Corp. ................     142,584
     29,040     Pioneer Natural Resources
                Co. .............................   1,347,746
     27,600     Schlumberger, Ltd. ..............   1,797,036
     25,004     Sunoco, Inc. ....................   1,732,527
      5,700     Todco, Class A ..................     232,845
      2,100     XTO Energy, Inc. ................      92,967

                                                  -----------
                                                   14,485,711
                                                  -----------
Financials - 9.3%
      5,998     Affiliated Managers Group,
                Inc.+  ..........................     521,166
      2,700     AMBAC Financial Group,
                Inc. ............................     218,970
     12,400     American Express Co. ............     659,928
     81,421     AmeriCredit Corp.+  .............   2,273,274
      4,600     Ameriprise Financial, Inc. ......     205,482
      3,500     Bank of Hawaii Corp. ............     173,600
      1,175     Blackrock, Inc., New York,
                Class A .........................     163,525
     18,496     CB Richard Ellis Group, Inc.,
                Class A+  .......................     460,550
    110,800     Charles Schwab Corp. (The).......   1,770,584

     Shares                                          Value
---------------                                   -----------
Financials (continued)
     24,500     Chicago Mercantile
                Exchange Holdings, Inc. ......... $12,033,175
     32,100     Commerce Bancorp, Inc. ..........   1,145,007
     47,600     Countrywide Financial
                Corp. ...........................   1,812,608
     61,100     E*Trade Financial Corp.+  .......   1,394,302
      2,784     Eaton Vance Corp. ...............      69,489
     24,279     Fannie Mae ......................   1,167,820
     19,465     Federated Investors, Inc.,
                Class B .........................     613,148
      1,322     Fidelity National Financial,
                Inc. ............................      51,492
      6,137     Fidelity National Title
                Group, Inc., Class A ............     120,715
      9,200     Freddie Mac .....................     524,492
        100     General Growth Properties,
                Inc. ............................       4,506
      4,300     Golden West Financial
                Corp. ...........................     319,060
      1,183     Goldman Sachs Group, Inc.........     177,959
     12,079     Hartford Financial Services
                Group, Inc. .....................   1,021,883
     14,704     HCC Insurance Holdings,
                Inc. ............................     432,886
          1     Hudson City Bancorp, Inc. .......          13
      8,960     iStar Financial, Inc. ...........     338,240
     10,472     Legg Mason, Inc. ................   1,042,173
     14,200     Lehman Brothers Holdings,
                Inc. ............................     925,130
     51,300     Loews Corp. .....................   1,818,585
     33,953     Marsh & McLennan Cos.,
                Inc. ............................     912,996
     30,915     MBIA, Inc. ......................   1,810,073
      9,800     Merrill Lynch & Co., Inc. .......     681,688
    208,106     Moody's Corp. ...................  11,333,453
      1,059     Nationwide Financial
                Services, Class A ...............      46,681
      6,900     New Century Financial Corp.......     315,675
     73,008     Progressive Corp. (The) .........   1,877,036
      7,800     Prologis ........................     406,536

                       See Notes to Financial Statements.
                                       15

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                             Value
---------------                                      ----------
Financials (continued)
      2,400     Public Storage, Inc. ............... $  182,160
     23,109     SEI Investments Co. ................  1,129,568
      2,200     SL Green Realty Corp. ..............    240,834
     15,358     T. Rowe Price Group, Inc. ..........    580,686
    109,261     TD Ameritrade Holding
                Corp. ..............................  1,618,155
     53,958     UnumProvident Corp. ................    978,259
     38,700     WR Berkley Corp. ...................  1,320,831
                                                     ----------
                                                     54,894,393
                                                     ----------
Health Care - 15.9%
     51,145     Abbott Laboratories ................  2,230,433
      5,434     Abraxis BioScience, Inc.+  .........    129,547
     87,912     Aetna, Inc. ........................  3,510,326
    108,700     Allergan, Inc. ..................... 11,659,162
     42,600     AmerisourceBergen Corp. ............  1,785,792
     60,000     Amgen, Inc.+  ......................  3,913,800
     33,200     Applera Corp. - Applied
                Biosystems Group ...................  1,074,020
     19,500     Becton Dickinson & Co. .............  1,192,035
      4,000     Biogen Idec, Inc.+  ................    185,320
     14,691     Cardinal Health, Inc. ..............    945,072
      4,257     Cigna Corp. ........................    419,357
     29,500     Eli Lilly & Co. ....................  1,630,465
     42,600     Endo Pharmaceuticals
                Holdings, Inc.+  ...................  1,404,948
     25,800     Express Scripts, Inc.+  ............  1,850,892
     22,728     Fisher Scientific
                International, Inc.+  ..............  1,660,280
      5,900     Forest Laboratories, Inc.+  ........    228,271
    173,300     Genentech, Inc.+  .................. 14,175,940
     22,400     Genzyme Corp.+  ....................  1,367,520
     20,700     Hospira, Inc.+  ....................    888,858
     37,700     Humana, Inc.+  .....................  2,024,490
     74,533     IMS Health, Inc. ...................  2,001,211
    177,728     Johnson & Johnson .................. 10,649,462
     42,000     McKesson Corp. .....................  1,985,760
     59,940     Medtronic, Inc. ....................  2,812,385
     52,600     Merck & Co., Inc. ..................  1,916,218

     Shares                                             Value
---------------                                      ----------
Health Care (continued)
        600     Millipore Corp.+  .................. $   37,794
     17,700     PerkinElmer, Inc. ..................    369,930
     75,127     Pfizer, Inc. .......................  1,763,231
     10,300     Sierra Health Services, Inc.+ ......    463,809
     37,300     St. Jude Medical, Inc.+  ...........  1,209,266
      7,400     Stryker Corp. ......................    311,614
      3,760     Thermo Electron Corp.+  ............    136,262
    183,800     UnitedHealth Group, Inc. ...........  8,230,564
     15,700     Waters Corp.+  .....................    697,080
     46,000     Wyeth ..............................  2,042,860
    113,500     Zimmer Holdings, Inc.+  ............  6,437,720
                                                      ----------
                                                     93,341,694
                                                     ----------
Industrials - 14.9%
     38,250     3M Co. .............................  3,089,453
     10,400     Alliant Techsystems, Inc.+  ........    794,040
     14,949     Allied Waste Industries,
                Inc.+  .............................    169,821
     27,809     American Standard Cos.,
                Inc. ...............................  1,203,295
     88,005     AMR Corp.+  ........................  2,237,087
      4,372     Avery Dennison Corp. ...............    253,838
     48,795     Boeing Co. .........................  3,996,799
     21,852     Burlington Northern Santa
                Fe Corp. ...........................  1,731,771
     20,986     C.H. Robinson Worldwide,
                Inc. ...............................  1,118,554
     52,200     Caterpillar, Inc. ..................  3,887,856
     43,073     Cendant Corp. ......................    701,659
     14,451     Con-Way, Inc. ......................    837,146
      4,300     Corporate Executive Board
                Co. ................................    430,860
      2,600     CSX Corp. ..........................    183,144
      2,600     Dun & Bradstreet Corp.+  ...........    181,168
     31,900     Emerson Electric Co. ...............  2,673,539
      4,200     Equifax, Inc. ......................    144,228
    190,000     Expeditors International
                Washington, Inc. ................... 10,641,900
     19,380     FedEx Corp. ........................  2,264,747

                       See Notes to Financial Statements.
                                       16

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                            Value
---------------                                     -----------
Industrials (continued)
    304,593     General Electric Co. .............. $10,039,385
     23,200     Goodrich Corp. ....................     934,728
      1,400     HNI Corp. .........................      63,490
     48,800     Honeywell International,
                Inc. ..............................   1,966,640
     83,400     Hunt (JB) Transport Services,
                Inc. ..............................   2,077,494
      7,400     Illinois Tool Works, Inc. .........     351,500
     11,200     ITT Corp. .........................     554,400
     10,900     Laidlaw International, Inc. .......     274,680
     23,200     Lockheed Martin Corp. .............   1,664,368
     17,500     Manpower, Inc. ....................   1,130,500
     12,100     MSC Industrial Direct Co.,
                Class A ...........................     575,597
     35,800     Norfolk Southern Corp. ............   1,905,276
     27,500     Northrop Grumman Corp. ............   1,761,650
      6,000     Paccar, Inc. ......................     494,280
      9,800     Pall Corp. ........................     274,400
      2,500     Parker Hannifin Corp. .............     194,000
     45,200     Pitney Bowes, Inc. ................   1,866,760
     21,700     Precision Castparts Corp. .........   1,296,792
      9,700     Republic Services, Inc. ...........     391,298
      6,000     Rockwell Collins, Inc. ............     335,220
         45     Ryder System, Inc. ................       2,629
     69,882     Southwest Airlines Co. ............   1,143,968
      9,350     SPX Corp. .........................     523,133
      5,000     Steelcase, Inc., Class A ..........      82,250
     21,751     Textron, Inc. .....................   2,005,007
      3,210     Thomas & Betts Corp.+  ............     164,673
     56,904     Timken Co. ........................   1,906,853
    179,460     United Parcel Service, Inc.,
                Class B ...........................  14,774,942
      8,800     United Rentals, Inc.+  ............     281,424
     19,300     United Technologies Corp. .........   1,224,006
      5,000     Waste Management, Inc. ............     179,400
      5,510     WW Grainger, Inc. .................     414,517
      8,515     YRC Worldwide, Inc.+  .............     358,567
                                                    -----------
                                                     87,754,732
                                                    -----------

     Shares                                            Value
---------------                                     -----------
Information Technology - 28.3%
      6,376     Adobe Systems, Inc.+  ............. $   193,575
     20,200     Advanced Micro Devices,
                Inc.+  ............................     493,284
     17,797     Agere Systems, Inc.+  .............     261,616
     23,500     Agilent Technologies, Inc.+  ......     741,660
        801     Akamai Technologies, Inc.+ ........      28,988
      8,169     Alliance Data Systems
                Corp.+  ...........................     480,501
      6,700     Altera Corp.+  ....................     117,585
     21,986     Amphenol Corp., Class A ...........   1,230,337
     36,216     Analog Devices, Inc. ..............   1,163,982
      4,800     Apple Computer, Inc.+  ............     274,176
      4,050     Applied Materials, Inc. ...........      65,934
        700     Arrow Electronics, Inc.+  .........      22,540
     22,388     Autodesk, Inc.+  ..................     771,491
     13,628     Automatic Data Processing,
                Inc. ..............................     618,030
     39,400     Avnet, Inc.+  .....................     788,788
     11,400     AVX Corp. .........................     180,006
      7,400     Broadcom Corp., Class A+  .........     222,370
     71,800     Cadence Design Systems,
                Inc.+  ............................   1,231,370
     30,644     Checkfree Corp.+  .................   1,518,717
    551,906     Cisco Systems, Inc.+  .............  10,778,724
     18,702     Citrix Systems, Inc.+  ............     750,698
      4,072     Cognizant Technology
                Solutions Corp., Class A+  ........     274,331
      4,800     Computer Sciences Corp.+  .........     232,512
     22,753     Corning, Inc.+  ...................     550,395
      6,680     Cree, Inc.+  ......................     158,717
     22,111     Dell, Inc.+  ......................     539,730
      2,958     Diebold, Inc. .....................     120,154
    330,263     eBay, Inc.+  ......................   9,673,403
     29,290     EMC Corp.+  .......................     321,311
     17,100     Fair Isaac Corp. ..................     620,901
    297,000     First Data Corp. ..................  13,376,880
     61,803     Freescale Semiconductor,
                Inc., Class B+  ...................   1,817,008
     48,300     Global Payments, Inc. .............   2,344,965

                       See Notes to Financial Statements.
                                       17

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                           Value
---------------                                    -----------
Information Technology (continued)
     34,320     Google, Inc., Class A+  .......... $14,391,406
     58,300     Hewlett-Packard Co. ..............   1,846,944
    249,920     Intel Corp. ......................   4,735,984
     51,617     International Business
                Machines Corp. ...................   3,965,218
        331     International Rectifier
                Corp.+  ..........................      12,936
    167,195     Intuit, Inc.+  ...................  10,096,906
     74,964     Jabil Circuit, Inc. ..............   1,919,078
     30,590     Juniper Networks, Inc.+  .........     489,134
      2,700     KLA-Tencor Corp. .................     112,239
      7,100     Lexmark International, Inc.,
                Class A+  ........................     396,393
     20,000     Linear Technology Corp. ..........     669,800
    317,400     Lucent Technologies, Inc.+  ......     768,108
      4,058     Maxim Integrated Products,
                Inc. .............................     130,302
     32,192     McAfee, Inc.+  ...................     781,300
      3,228     Mettler-Toledo International,
                Inc.+  ...........................     195,520
      4,477     Microchip Technology, Inc.........     150,203
    125,100     Micron Technology, Inc.+  ........   1,884,006
    513,066     Microsoft Corp. ..................  11,954,438
    150,000     NAVTEQ Corp.+  ...................   6,702,000
     12,713     NCR Corp.+  ......................     465,804
      5,768     Network Appliance, Inc.+  ........     203,610
    215,024     Paychex, Inc. ....................   8,381,636
    393,602     Qualcomm, Inc. ...................  15,771,632
     21,500     Red Hat, Inc.+  ..................     503,100
      1,300     Sabre Holdings Corp., Class
                A ................................      28,600
    160,000     SanDisk Corp.+  ..................   8,156,800
      2,870     Sanmina-SCI Corp.+  ..............      13,202
    350,000     Seagate Technology+  .............   7,924,000
     16,725     Symbol Technologies, Inc. ........     180,463
     14,400     Synopsys, Inc.+  .................     270,288
     15,466     Tech Data Corp.+  ................     592,502
     19,800     Teradyne, Inc.+  .................     275,814
    133,418     Texas Instruments, Inc. ..........   4,041,231

     Shares                                           Value
---------------                                    -----------
Information Technology (continued)
     15,030     Unisys Corp.+  ................... $    94,388
     12,500     VeriFone Holdings, Inc.+  ........     381,000
     34,540     VeriSign, Inc.+  .................     800,292
    111,953     Western Digital Corp.+  ..........   2,217,789
     13,100     Xilinx, Inc. .....................     296,715
     68,460     Yahoo!, Inc.+  ...................   2,259,180
                                                   -----------
                                                   166,024,640
                                                   -----------
Materials - 2.5%
     15,796     Cabot Corp. ......................     545,278
     10,700     Eagle Materials, Inc. ............     508,250
     19,387     FMC Corp. ........................   1,248,329
     23,084     International Flavors &
                Fragrances, Inc. .................     813,480
     27,700     Monsanto Co. .....................   2,332,063
      6,100     Newmont Mining Corp. .............     322,873
     16,069     Owens-Illinois, Inc.+  ...........     269,316
        100     Pactiv Corp.+  ...................       2,475
    157,500     Praxair, Inc. ....................   8,505,000
      4,100     Valspar Corp. ....................     108,281
                                                   -----------
                                                    14,655,345
                                                   -----------
Telecommunication Services - 1.4%
     24,500     CenturyTel, Inc. .................     910,175
        735     Embarq Corp.+  ...................      30,128
    148,204     Qwest Communications
                International, Inc.+  ............   1,198,970
    319,700     Sprint Nextel Corp. ..............   6,390,803
                                                   -----------
                                                     8,530,076
                                                   -----------
Utilities - 0.6%
     41,400     PG&E Corp. .......................   1,626,192
     29,400     TXU Corp. ........................   1,757,826
                                                   -----------
                                                     3,384,018
                                                   -----------

                Total Investments - 99.5%

                       See Notes to Financial Statements.

                                       18

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

(Cost $505,494,948)                               $584,220,328
Other Assets & Liabilities, Net - 0.5%               3,068,859
                                                  ------------
NET ASSETS - 100.0%                               $587,289,187
                                                  ============

----------
FUTURES CONTRACTS - LONG POSITIONS

 Number of                                   Unrealized
 Contracts                                  Appreciation
-----------                                -------------
              CME E-Mini S&P 500, Expires
  13          September 2006               $20,043
                                           =======

----------
+ Non-income producing security.

                       See Notes to Financial Statements.
                                       19

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                            Value
---------------                                     -----------
COMMON STOCK - 98.9%
Consumer Discretionary - 9.5%
      1,300     American Axle &
                Manufacturing Holdings,
                Inc. .............................. $  22,243
        800     American Eagle Outfitters .........    27,232
        700     Apollo Group, Inc., Class A+ ......    36,169
      2,100     Autoliv, Inc. .....................   118,797
      4,650     Autozone, Inc.+  ..................   410,130
      1,300     BorgWarner, Inc. ..................    84,630
      9,600     Cablevision Systems Corp.,
                Class A ...........................   205,920
     15,302     CBS Corp., Class B ................   413,919
      1,800     Clear Channel Communi-
                cations, Inc. .....................    55,710
      6,700     Comcast Corp., Class A+  ..........   219,358
        100     Harman International
                Industries, Inc. ..................     8,537
      6,300     Interpublic Group of Cos.,
                Inc.+  ............................    52,605
      9,098     Johnson Controls, Inc. ............   748,038
      1,200     Jones Apparel Group, Inc. .........    38,148
        338     Liberty Global, Inc., Class
                A+  ...............................     7,267
      5,200     Limited Brands, Inc. ..............   133,068
     11,000     Magna International, Inc.,
                Class A ...........................   791,670
      3,100     Mattel, Inc. ......................    51,181
      5,900     McDonald's Corp. ..................   198,240
      3,400     Office Depot, Inc.+  ..............   129,200
      3,014     OfficeMax, Inc. ...................   122,820
      1,800     Target Corp. ......................    87,966
     53,376     Time Warner, Inc. .................   923,405
     21,350     TJX Cos., Inc. ....................   488,061
        950     Toyota Motor Corp. ADR ............    99,360
      4,727     Viacom, Inc., Class B+  ...........   169,416
      1,300     Walt Disney Co. (The) .............    39,000
      8,900     Whirlpool Corp. ...................   735,585
                                                    ---------
                                                    6,417,675
                                                    ---------

     Shares                                            Value
---------------                                     -----------
Consumer Staples - 6.4%
      5,324     Altria Group, Inc. ................ $ 390,941
     17,534     Avon Products, Inc. ...............   543,554
      2,800     Brown-Forman Corp., Class
                B .................................   200,732
      2,100     Clorox Co. ........................   128,037
      4,700     Coca-Cola Co. (The) ...............   202,194
      2,300     Colgate-Palmolive Co. .............   137,770
      5,800     ConAgra Foods, Inc. ...............   128,238
      2,600     General Mills, Inc. ...............   134,316
      2,400     Kellogg Co. .......................   116,232
      9,200     Kimberly-Clark Corp. ..............   567,640
      7,400     Kroger Co. (The) ..................   161,764
        600     Loews Corp. - Carolina
                Group .............................    30,822
      2,650     Molson Coors Brewing Co.,
                Class B ...........................   179,882
      4,700     Procter & Gamble Co. ..............   261,320
        708     Reynolds American, Inc. ...........    81,633
     13,450     Sara Lee Corp. ....................   215,469
      3,000     Supervalu, Inc. ...................    92,100
      1,000     Tyson Foods, Inc., Class A ........    14,860
        500     UST, Inc. .........................    22,595
     13,700     Wal-Mart Stores, Inc. .............   659,929
                                                    ---------
                                                    4,270,028
                                                    ---------
Energy - 10.2%
        400     Apache Corp. ......................    27,300
      7,700     BP PLC ADR ........................   535,997
     19,878     Chevron Corp. ..................... 1,233,629
     13,637     ConocoPhillips ....................   893,633
      4,178     Devon Energy Corp. ................   252,393
      2,100     Diamond Offshore Drilling,
                Inc. ..............................   176,253
      5,278     EOG Resources, Inc. ...............   365,976
     36,649     Exxon Mobil Corp. ................. 2,248,416
      1,323     Forest Oil Corp.+  ................    43,871
      2,500     GlobalSantaFe Corp. ...............   144,375
      6,300     Hess Corp. ........................   332,955
        200     Kerr-McGee Corp. ..................    13,870

                       See Notes to Financial Statements.
                                       20

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                          Value
---------------                                   -----------
Energy (continued)
        325     Occidental Petroleum Corp........ $  33,329
      8,394     Pioneer Natural Resources
                Co. .............................   389,565
      2,700     Rowan Cos., Inc. ................    96,093
      1,300     Total SA ADR ....................    85,176
                                                  ---------
                                                  6,872,831
                                                  ---------
Financials - 39.5%
      1,800     ACE, Ltd. .......................    91,062
        300     Affiliated Managers Group,
                Inc.+  ..........................    26,067
     15,650     Allstate Corp. (The) ............   856,525
      4,845     American Financial Group,
                Inc. ............................   207,850
      8,270     American International
                Group, Inc. .....................   488,344
      3,118     AmeriCredit Corp.+  .............    87,055
     10,325     AON Corp. .......................   359,516
     43,921     Bank of America Corp. ........... 2,112,600
      1,400     BB&T Corp. ......................    58,226
      1,400     Bear Stearns Cos., Inc.
                (The) ...........................   196,112
        318     Blackrock, Inc., New York,
                Class A .........................    44,256
        100     Boston Properties, Inc. .........     9,040
        600     Charles Schwab Corp. (The).......     9,588
        600     Chicago Mercantile
                Exchange Holdings, Inc. .........   294,690
      1,800     Chubb Corp. .....................    89,820
     53,975     Citigroup, Inc. ................. 2,603,754
        700     City National Corp. .............    45,563
      8,200     Comerica, Inc. ..................   426,318
     13,600     Commerce Bancorp, Inc. ..........   485,112
      2,800     Conseco, Inc.+  .................    64,680
        762     E*Trade Financial Corp.+  .......    17,389
        900     Equity Office Properties
                Trust ...........................    32,859
     21,700     Fannie Mae ...................... 1,043,770
     16,039     Fidelity National Financial,
                Inc. ............................   624,719

     Shares                                          Value
---------------                                   -----------
Financials (continued)
        726     Fidelity National Title
                Group, Inc., Class A ............ $  14,280
      5,701     Fifth Third Bancorp .............   210,652
      1,500     Franklin Resources, Inc. ........   130,215
     17,250     Freddie Mac .....................   983,422
      4,800     Genworth Financial, Inc.,
                Class A .........................   167,232
        900     Golden West Financial
                Corp. ...........................    66,780
      4,400     Goldman Sachs Group, Inc.........   661,892
      2,200     Hartford Financial Services
                Group, Inc. .....................   186,120
         50     HCC Insurance Holdings,
                Inc. ............................     1,472
         50     HRPT Properties Trust ...........       578
      4,400     Huntington Bancshares, Inc.......   103,752
        581     Investors Financial Services
                Corp. ...........................    26,087
        700     iStar Financial, Inc. ...........    26,425
     43,371     JPMorgan Chase & Co. ............ 1,821,582
      4,100     Keycorp .........................   146,288
     11,186     Lehman Brothers Holdings,
                Inc. ............................   728,768
      2,400     Loews Corp. .....................    85,080
     14,360     Marsh & McLennan Cos.,
                Inc. ............................   386,140
      1,850     MBIA, Inc. ......................   108,318
      3,800     Mellon Financial Corp. ..........   130,834
     10,300     Merrill Lynch & Co., Inc. .......   716,468
     27,150     Metlife, Inc. ................... 1,390,352
        100     Moody's Corp. ...................     5,446
     18,625     Morgan Stanley .................. 1,177,286
     15,306     National City Corp. .............   553,924
      1,100     Nationwide Financial
                Services, Class A ...............    48,488
      5,352     North Fork Bancorporation,
                Inc. ............................   161,470
        400     Northern Trust Corp. ............    22,120
      3,600     Old Republic International
                Corp. ...........................    76,932

                       See Notes to Financial Statements.
                                       21

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                        ------------
Financials (continued)
      2,200     PMI Group, Inc. (The) ................ $   98,076
      1,100     PNC Financial Services
                Group, Inc. ..........................     77,187
      1,635     Prologis .............................     85,216
      2,900     Prudential Financial, Inc. ...........    225,330
      1,800     RenaissanceRe Holdings,
                Ltd. .................................     87,228
      4,700     St. Paul Travelers Cos., Inc.
                (The) ................................    209,526
      3,400     Stancorp Financial Group,
                Inc. .................................    173,094
      4,100     State Street Corp. ...................    238,169
      2,100     SunTrust Banks, Inc. .................    160,146
      1,400     Synovus Financial Corp. ..............     37,492
      1,700     TCF Financial Corp. ..................     44,965
      5,930     TD Ameritrade Holding
                Corp. ................................     87,823
     15,957     TD Banknorth, Inc. ...................    469,934
     13,325     Torchmark Corp. ......................    809,094
      4,200     U.S. Bancorp .........................    129,696
      3,100     UnionBanCal Corp. ....................    200,229
     25,058     UnumProvident Corp. ..................    454,302
        800     Vornado Realty Trust .................     78,040
      3,400     Wachovia Corp. .......................    183,872
      2,100     Waddell & Reed Financial,
                Inc., Class A ........................     43,176
     24,375     Washington Mutual, Inc. ..............  1,111,012
      3,600     Wells Fargo & Co. ....................    241,488
        258     WR Berkley Corp. .....................      8,806
     14,325     XL Capital, Ltd., Class A ............    878,122
        500     Zions Bancorp. .......................     38,970

                                                       ----------
                                                       26,584,311
                                                       ----------
Health Care - 7.7%
        204     Abbott Laboratories ..................      8,896
      1,261     Abraxis BioScience, Inc.+  ...........     30,062
      9,069     Aetna, Inc. ..........................    362,125
      8,900     AmerisourceBergen Corp. ..............    373,088
     25,825     Bristol-Myers Squibb Co. .............    667,835

     Shares                                               Value
---------------                                        ------------
Health Care (continued)
      3,721     Cardinal Health, Inc. ................ $  239,372
      1,800     Eli Lilly & Co. ......................     99,486
        500     Fisher Scientific
                International, Inc.+  ................     36,525
     14,675     HCA, Inc. ............................    633,226
      1,103     IMS Health, Inc. .....................     29,616
      6,950     Johnson & Johnson ....................    416,444
      3,007     McKesson Corp. .......................    142,171
      8,400     Merck & Co., Inc. ....................    306,012
     64,462     Pfizer, Inc. .........................  1,512,923
      5,400     Tenet Healthcare Corp.+  .............     37,692
      2,100     Thermo Electron Corp.+  ..............     76,104
        280     Watson Pharmaceuticals,
                Inc.+  ...............................      6,518
      3,846     Wyeth ................................    170,801

                                                       ----------
                                                        5,148,896
                                                       ----------
Industrials - 10.1%
        200     3M Co. ...............................     16,154
        919     Alliant Techsystems, Inc.+  ..........     70,166
        517     Allied Waste Industries,
                Inc.+  ...............................      5,873
        200     AMR Corp.+  ..........................      5,084
      1,600     Boeing Co. ...........................    131,056
      4,789     Burlington Northern Santa
                Fe Corp. .............................    379,528
        880     C.H. Robinson Worldwide,
                Inc. .................................     46,904
      2,400     Caterpillar, Inc. ....................    178,752
     12,116     Cendant Corp. ........................    197,370
        900     Cooper Industries, Ltd., Class
                A ....................................     83,628
      1,500     Crane Co. ............................     62,400
      6,386     CSX Corp. ............................    449,830
        200     Dun & Bradstreet Corp.+  .............     13,936
      1,700     Eaton Corp. ..........................    128,180
      2,930     FedEx Corp. ..........................    342,400
     14,056     General Electric Co. .................    463,286
      1,800     Goodrich Corp. .......................     72,522

                       See Notes to Financial Statements.
                                       22

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                        ----------
Industrials (continued)
      3,321     Graco, Inc. .......................... $ 152,700
     15,425     Honeywell International,
                Inc. .................................   621,627
      1,437     Hunt (JB) Transport Services,
                Inc. .................................    35,796
        590     ITT Corp. ............................    29,205
        800     Jacobs Engineering Group,
                Inc.+  ...............................    63,712
         32     Laidlaw International, Inc. ..........       806
      2,300     Norfolk Southern Corp. ...............   122,406
      2,700     Northrop Grumman Corp. ...............   172,962
      1,634     Paccar, Inc. .........................   134,609
        600     Pall Corp. ...........................    16,800
      7,498     Pitney Bowes, Inc. ...................   309,667
      5,166     Southwest Airlines Co. ...............    84,567
      3,640     SPX Corp. ............................   203,658
      5,166     Textron, Inc. ........................   476,202
      4,838     Timken Co. ...........................   162,121
     15,825     Tyco International, Ltd. .............   435,188
      5,925     Union Pacific Corp. ..................   550,788
      5,859     United Parcel Service, Inc.,
                Class B ..............................   482,371
      2,009     YRC Worldwide, Inc.+  ................    84,599

                                                       ---------
                                                       6,786,853
                                                       ---------
Information Technology - 7.1%
      4,000     ADC Telecommunications,
                Inc.+  ...............................    67,440
      4,100     Agere Systems, Inc.+  ................    60,270
      2,142     Amphenol Corp., Class A ..............   119,866
      1,500     Arrow Electronics, Inc.+  ............    48,300
        900     AVX Corp. ............................    14,211
     37,775     CA, Inc. .............................   776,276
        600     Checkfree Corp.+  ....................    29,736
      4,000     Cisco Systems, Inc.+  ................    78,120
      5,600     Electronic Data Systems
                Corp. ................................   134,736
        160     First Data Corp. .....................     7,207
      8,200     Flextronics International,
                Ltd.+  ...............................    87,084

     Shares                                               Value
---------------                                        ----------
Information Technology (continued)
     24,675     Hewlett-Packard Co. .................. $ 781,704
        400     International Business
                Machines Corp. .......................    30,728
      8,917     Juniper Networks, Inc.+  .............   142,583
    360,967     Lucent Technologies, Inc.+  ..........   873,540
      2,200     McAfee, Inc.+  .......................    53,394
     28,225     Microsoft Corp. ......................   657,643
      5,700     Nokia Oyj ADR ........................   115,482
     14,725     Oracle Corp.+  .......................   213,365
     15,300     Sanmina-SCI Corp.+  ..................    70,380
     19,400     Solectron Corp.+  ....................    66,348
      1,608     Symbol Technologies, Inc. ............    17,350
      2,700     Tech Data Corp.+  ....................   103,437
      4,400     Tellabs, Inc.+  ......................    58,564
         72     VeriSign, Inc.+  .....................     1,668
      5,900     Vishay Intertechnology,
                Inc.+  ...............................    92,807
      1,200     Yahoo!, Inc.+  .......................    39,600
                                                       ---------
                                                       4,741,839
                                                       ---------
Materials - 1.9%
      1,800     Alcoa, Inc. ..........................    58,248
         32     Arkema ADR+  .........................     1,249
        223     Ashland, Inc. ........................    14,874
      1,390     Cabot Corp. ..........................    47,983
      3,000     Crown Holdings, Inc.+  ...............    46,710
      3,426     FMC Corp. ............................   220,600
      8,172     International Flavors &
                Fragrances, Inc. .....................   287,980
      2,200     Louisiana-Pacific Corp. ..............    48,180
      1,700     Lubrizol Corp. .......................    67,745
      7,700     Owens-Illinois, Inc.+  ...............   129,052
        860     Pactiv Corp.+  .......................    21,285
      1,700     PPG Industries, Inc. .................   112,200
      3,900     Smurfit-Stone Container
                Corp.+  ..............................    42,666
        500     United States Steel Corp. ............    35,060
      1,500     Valspar Corp. ........................    39,615

                       See Notes to Financial Statements.
                                       23

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

  Shares                                        Value
----------                                   ----------
Materials (continued)
  1,400    Weyerhaeuser Co. ................ $  87,150

                                             ---------
                                             1,260,597
                                             ---------
Telecommunication Services - 3.9%
  2,884    Alltel Corp. ....................   184,086
  1,200    American Tower Corp., Class
           A+  .............................    37,344
 17,467    AT&T, Inc. ......................   487,155
  6,100    BellSouth Corp. .................   220,820
  1,319    CenturyTel, Inc. ................    49,001
  3,900    Crown Castle International
           Corp.+  .........................   134,706
  1,107    Embarq Corp.+  ..................    45,376
 52,200    Qwest Communications
           International, Inc.+  ...........   422,298
 19,559    Sprint Nextel Corp. .............   390,984
 20,355    Verizon Communications,
           Inc. ............................   681,689
                                             ---------
                                             2,653,459
                                             ---------
Utilities - 2.6%
  1,800    Dominion Resources, Inc. ........   134,622
    400    Duke Energy Corp. ...............    11,748
  2,700    Entergy Corp. ...................   191,025
  4,277    FPL Group, Inc. .................   176,982
  2,500    Pinnacle West Capital Corp.......    99,775
 14,850    Sempra Energy ...................   675,378
  9,975    Wisconsin Energy Corp. ..........   401,993
  4,223    Xcel Energy, Inc. ...............    80,997

                                             ---------
                                             1,772,520
                                             ---------

                        Value
                     -----------
Total Investments -
98.9%
(Cost $56,488,367)   $66,509,009
Other Assets &           707,797
                     -----------
Liabilities, Net -
1.1%
NET ASSETS - 100.0%  $67,216,806
                     ===========

----------
ADR - American Depository Receipt.
+ Non-income producing security.

                       See Notes to Financial Statements.
                                       24

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 99.4%
Consumer Discretionary - 13.1%
      1,800     1-800-FLOWERS.COM, Inc.,
                Class A+  ..........................    $   10,386
      1,365     Aaron Rents, Inc. ..................        36,691
        600     Advo, Inc. .........................        14,766
        700     Aeropostale, Inc.+  ................        20,223
        300     Ambassadors Group, Inc. ............         8,664
        360     Bebe Stores, Inc. ..................         5,551
      1,400     Big Lots, Inc.+  ...................        23,912
      1,550     BJ's Restaurants, Inc.+  ...........        34,627
        700     Bluegreen Corp.+  ..................         8,022
        990     Building Material Holding
                Corp. ..............................        27,591
      2,300     Carter's, Inc.+  ...................        60,789
      1,265     Catalina Marketing Corp. ...........        36,002
        500     Champion Enterprises, Inc.+ ........         5,520
        400     Charlotte Russe Holding,
                Inc.+  .............................         9,576
        300     Cherokee, Inc. .....................        12,408
        600     Childrens Place Retail Stores,
                Inc. (The)+  .......................        36,030
      4,862     Coldwater Creek, Inc.+  ............       130,107
        700     Corinthian Colleges, Inc.+  ........        10,052
      2,800     CSK Auto Corp.+  ...................        33,516
      5,155     DeVry, Inc.+  ......................       113,255
        100     DSW, Inc., Class A+  ...............         3,642
      2,550     Fred's, Inc. .......................        34,043
      1,925     GameStop Corp., Class A+  ..........        80,850
      1,000     Genesco, Inc.+  ....................        33,870
        200     Group 1 Automotive, Inc. ...........        11,268
        400     GSI Commerce, Inc.+  ...............         5,412
        316     IAC/InterActiveCorp.+  .............         8,371
      2,130     Jackson Hewitt Tax Service,
                Inc. ...............................        66,776
        400     Jarden Corp.+  .....................        12,180
        375     Jos. A. Bank Clothiers, Inc.+ ......         8,985
        700     Kimball International, Inc.,
                Class B ............................        13,797
      1,075     Laureate Education, Inc.+  .........        45,827

     Shares                                              Value
---------------                                      -------------
Consumer Discretionary (continued)
      1,175     Life Time Fitness, Inc.+  ..........    $   54,367
      2,600     MarineMax, Inc.+  ..................        68,198
        100     Matthews International
                Corp., Class A .....................         3,447
        554     Midas, Inc.+  ......................        10,194
      1,037     NetFlix, Inc.+  ....................        28,217
        300     Nutri/System, Inc.+  ...............        18,639
      1,300     O'Reilly Automotive, Inc.+  ........        40,547
        400     Pantry, Inc. (The)+  ...............        23,016
      2,000     Payless Shoesource, Inc.+  .........        54,340
        420     PETCO Animal Supplies,
                Inc.+  .............................         8,581
        500     Pre-Paid Legal Services, Inc........        17,250
      1,975     Red Robin Gourmet Burgers,
                Inc.+  .............................        84,056
        888     Rent-Way, Inc.+  ...................         6,553
      4,910     Restoration Hardware, Inc.+ ........        35,254
        286     Retail Ventures, Inc.+  ............         5,097
      1,700     Ruby Tuesday, Inc. .................        41,497
        200     Scientific Games Corp., Class
                A+  ................................         7,124
        804     Select Comfort Corp.+  .............        18,468
      1,875     Shuffle Master, Inc.+  .............        61,462
      1,400     Sotheby's+  ........................        36,750
        900     Source Interlink Cos., Inc.+  ......        10,710
        200     Stage Stores, Inc. .................         6,600
      1,437     Stamps.com, Inc.+  .................        39,977
      1,400     Strayer Education, Inc. ............       135,968
        300     Tenneco, Inc.+  ....................         7,800
      1,250     Tractor Supply Co.+  ...............        69,088
        650     True Religion Apparel, Inc.+ .......        11,505
        500     United Auto Group, Inc. ............        10,675
      1,427     Warnaco Group, Inc. (The)+ .........        26,656
        690     Yankee Candle Co., Inc. ............        17,257
                                                        ----------
                                                         1,922,002
                                                        ----------
Consumer Staples - 2.4%
      3,787     Central European
                Distribution Corp.+  ...............        95,281

                       See Notes to Financial Statements.
                                       25

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                 Value
---------------                                        -------------
Consumer Staples (continued)
        500     Corn Products International,
                Inc. .................................    $   15,300
      2,925     Elizabeth Arden, Inc.+  ..............        52,299
        350     Nash Finch Co. .......................         7,451
      3,300     Performance Food Group
                Co.+  ................................       100,254
      3,600     Playtex Products, Inc.+  .............        37,548
        592     Spectrum Brands, Inc.+  ..............         7,649
        690     USANA Health Sciences,
                Inc.+  ...............................        26,151
        600     Wild Oats Markets, Inc.+  ............        11,760
                                                          ----------
                                                             353,693
                                                          ----------
Energy - 8.5%
        950     Atwood Oceanics, Inc.+  ..............        47,120
      1,050     Cabot Oil & Gas Corp. ................        51,450
        797     Callon Petroleum Co.+  ...............        15,414
      1,050     CARBO Ceramics, Inc. .................        51,587
        200     Carrizo Oil & Gas, Inc.+  ............         6,262
        700     Cimarex Energy Co. ...................        30,100
      1,200     Comstock Resources, Inc.+  ...........        35,832
      1,550     Core Laboratories NV+  ...............        94,612
      3,050     Delta Petroleum Corp.+  ..............        52,247
      1,150     Duvernay Oil Corp.+  .................        40,377
      6,102     Gasco Energy, Inc.+  .................        27,154
      1,100     Giant Industries, Inc.+  .............        73,205
      1,700     Global Industries, Ltd.+  ............        28,390
      1,484     Helix Energy Solutions
                Group, Inc.+  ........................        59,894
        700     Hornbeck Offshore Services,
                Inc.+  ...............................        24,864
      1,200     KCS Energy, Inc.+  ...................        35,640
        735     Lone Star Technologies,
                Inc.+  ...............................        39,705
        901     Matrix Service Co.+  .................        10,307
        600     Maverick Tube Corp.+  ................        37,914
        600     NATCO Group, Inc., CLass
                A+  ..................................        24,120
      1,475     Niko Resources, Ltd. .................        83,293
      3,800     Parallel Petroleum Corp.+  ...........        93,898

     Shares                                                Value
---------------                                        -------------
Energy (continued)
        600     St. Mary Land & Exploration
                Co. ..................................    $   24,150
        700     Superior Energy Services,
                Inc.+  ...............................        23,730
        567     Tesoro Corp. .........................        42,162
        966     Tetra Technologies, Inc.+  ...........        29,260
      1,400     Tidewater, Inc. ......................        68,880
        200     Todco, Class A .......................         8,170
        901     Toreador Resources Corp.+  ...........        25,345
        938     Transmontaigne, Inc.+  ...............        10,515
      1,075     Union Drilling, Inc.+  ...............        15,974
        140     Universal Compression
                Holdings, Inc.+  .....................         8,816
        500     USEC, Inc. ...........................         5,925
        300     W-H Energy Services, Inc.+  ..........        15,249
                                                          ----------
                                                           1,241,561
                                                          ----------
Financials - 7.3%
      1,605     Affiliated Managers Group,
                Inc.+  ...............................       139,459
      1,350     Alexandria Real Estate
                Equities, Inc. .......................       119,718
        726     Anworth Mortgage Asset
                Corp. ................................         6,026
        950     Boston Private Financial
                Holdings, Inc. .......................        26,505
        600     Calamos Asset Management,
                Inc., Class A ........................        17,394
        937     Commercial Capital
                Bancorp, Inc. ........................        14,758
        300     CompuCredit Corp.+  ..................        11,532
      3,243     CVB Financial Corp. ..................        50,785
        150     Delphi Financial Group,
                Class A ..............................         5,454
        400     Direct General Corp. .................         6,768
        280     Dollar Financial Corp.+  .............         5,040
        661     FelCor Lodging Trust, Inc. ...........        14,370
        963     Glacier Bancorp, Inc. ................        28,187
        320     Harbor Florida Bancshares,
                Inc. .................................        11,885

                       See Notes to Financial Statements.
                                       26

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                           Value
---------------                                    -----------
Financials (continued)
        975     Hub International, Ltd. .......... $  25,555
        566     Independent Bank
                Corp./MA .........................    18,378
        200     International Securities
                Exchange, Inc. ...................     7,614
      1,200     Investment Technology
                Group, Inc.+  ....................    61,032
      1,500     Longview Fibre Co. ...............    28,635
        692     Luminent Mortgage Capital,
                Inc. .............................     6,408
        300     Maguire Properties, Inc. .........    10,551
        300     Mid-State Bancshares .............     8,400
        900     Nasdaq Stock Market, Inc.
                (The)+  ..........................    26,910
        600     NYSE Group, Inc.+  ...............    41,088
        500     Old Second Bancorp, Inc. .........    15,500
      1,010     Portfolio Recovery
                Associates, Inc.+  ...............    46,157
        599     Potlatch Corp. ...................    22,612
        626     PrivateBancorp, Inc. .............    25,923
        100     Safety Insurance Group, Inc.......     4,755
        700     Senior Housing Properties
                Trust ............................    12,537
      1,335     Sterling Financial Corp. .........    40,731
        300     Tejon Ranch Co.+  ................    12,348
        460     Texas Capital Bancshares,
                Inc.+  ...........................    10,718
        620     Tower Group, Inc. ................    18,755
      1,125     United Community Banks,
                Inc. .............................    34,245
      1,456     Wilshire Bancorp, Inc. ...........    26,237
        968     World Acceptance Corp.+  .........    34,383
        400     WSFS Financial Corp. .............    24,580
      1,220     Zenith National Insurance
                Corp. ............................    48,397

                                                   ---------
                                                   1,070,330
                                                   ---------
Health Care - 15.8%
        700     Abaxis, Inc.+  ...................    15,659

     Shares                                           Value
---------------                                    -----------
Health Care (continued)
        300     Adams Respiratory
                Therapeutics, Inc.+  ............. $  13,386
        600     Air Methods Corp.+  ..............    15,708
        870     Albany Molecular Research,
                Inc.+  ...........................     9,292
        640     Align Technology, Inc.+  .........     4,730
        500     Alpharma, Inc., Class A ..........    12,020
      1,600     American Medical Systems
                Holdings, Inc.+  .................    26,640
        860     AMERIGROUP Corp.+  ...............    26,694
        950     Amsurg Corp.+  ...................    21,613
      1,025     Analogic Corp. ...................    47,775
        600     Angiodynamics, Inc.+  ............    16,230
        900     Arthrocare Corp.+  ...............    37,809
        300     Aspect Medical Systems,
                Inc.+  ...........................     5,232
        700     Biosite, Inc.+  ..................    31,962
      1,010     Cambrex Corp. ....................    21,038
        700     Centene Corp.+  ..................    16,471
        800     Cepheid, Inc.+  ..................     7,768
        400     Cerner Corp.+  ...................    14,844
      1,600     Chemed Corp. .....................    87,248
        300     CNS, Inc. ........................     7,350
        900     Cooper Cos., Inc. (The) ..........    39,861
        400     Corvel Corp.+  ...................    10,000
        950     Covance, Inc.+  ..................    58,159
        600     Diagnostic Products Corp. ........    34,902
        310     Digene Corp.+  ...................    12,009
        400     Dionex Corp.+  ...................    21,864
      1,200     DJO, Inc.+  ......................    44,196
      2,375     Emageon, Inc.+  ..................    34,651
      3,545     eResearch Technology, Inc.+ ......    32,260
        600     Greatbatch, Inc.+  ...............    14,160
        500     Haemonetics Corp.+  ..............    23,255
        700     Healthways, Inc.+  ...............    36,848
      1,060     Hologic, Inc.+  ..................    52,322
      1,300     Illumina, Inc.+  .................    38,558
        750     Immucor, Inc.+  ..................    14,422

                       See Notes to Financial Statements.
                                       27

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                       -------------
Health Care (continued)
        700     Integra LifeSciences
                Holdings Corp.+  ...................    $   27,167
      3,362     Intermagnetics General
                Corp.+  ............................        90,707
        210     Intuitive Surgical, Inc.+  .........        24,774
      1,000     inVentiv Health, Inc.+  ............        28,780
      1,300     IRIS International, Inc.+  .........        17,108
        300     Kos Pharmaceuticals, Inc.+  ........        11,286
        200     Laserscope+  .......................         6,162
        900     LCA-Vision, Inc. ...................        47,619
        750     Martek Biosciences Corp.+  .........        21,712
      1,050     Matria Healthcare, Inc.+  ..........        22,491
        100     Medcath Corp.+  ....................         1,884
        340     Medicines Co.+  ....................         6,647
        708     Mentor Corp. .......................        30,798
        340     Molina Healthcare, Inc.+  ..........        12,937
        210     New River Pharmaceuticals,
                Inc.+  .............................         5,985
        900     Nuvelo, Inc.+  .....................        14,985
        900     Odyssey HealthCare, Inc.+  .........        15,813
        840     Palomar Medical
                Technologies, Inc.+  ...............        38,329
      1,050     Par Pharmaceutical Cos.,
                Inc.+  .............................        19,383
        600     Penwest Pharmaceuticals
                Co.+  ..............................        13,098
        910     Per-Se Technologies, Inc.+  ........        22,914
        300     PolyMedica Corp. ...................        10,788
        200     Progenics Pharmaceuticals,
                Inc.+  .............................         4,812
      6,350     PSS World Medical, Inc.+  ..........       112,078
      2,400     Resmed, Inc.+  .....................       112,680
      2,600     Respironics, Inc.+  ................        88,972
        529     Savient Pharmaceuticals,
                Inc.+  .............................         2,777
        680     Sciele Pharma, Inc.+  ..............        15,769
        400     Serologicals Corp.+  ...............        12,576
      1,300     Sierra Health Services, Inc.+ ......        58,539
        200     Somanetics Corp.+  .................         3,820
      3,150     SonoSite, Inc.+  ...................       122,976

     Shares                                               Value
---------------                                       -------------
Health Care (continued)
      1,000     SurModics, Inc.+  ..................    $   36,110
        368     Symbion, Inc.+  ....................         7,640
        168     Techne Corp.+  .....................         8,555
        670     Trizetto Group, Inc.+  .............         9,909
      4,262     United Surgical Partners
                International, Inc.+  ..............       128,158
        300     United Therapeutics Corp.+ .........        17,331
        900     Valeant Pharmaceuticals
                International ......................        15,228
        900     Varian, Inc.+  .....................        37,359
      1,100     Ventana Medical Systems,
                Inc.+  .............................        51,898
        100     WellCare Health Plans, Inc.+ .......         4,905
      1,590     West Pharmaceutical
                Services, Inc. .....................        57,685
        500     Wright Medical Group, Inc.+ ........        10,465
                                                        ----------
                                                         2,318,545
                                                        ----------
Industrials - 19.4%
        100     A.S.V., Inc.+  .....................         2,304
        680     AAR Corp.+  ........................        15,116
      4,161     ABX Air, Inc.+  ....................        25,132
      1,000     ACCO Brands Corp.+  ................        21,900
      1,550     Actuant Corp., Class A .............        77,422
      1,300     Administaff, Inc. ..................        46,553
        400     Advisory Board Co. (The)+  .........        19,236
      1,300     AGCO Corp.+  .......................        34,216
      2,927     Airtran Holdings, Inc.+  ...........        43,495
        780     Alaska Air Group, Inc.+  ...........        30,748
      1,727     Arkansas Best Corp. ................        86,713
        500     Astec Industries, Inc.+  ...........        17,060
        400     Aviall, Inc.+  .....................        19,008
      1,900     BE Aerospace, Inc.+  ...............        43,434
      1,200     Brady Corp., Class A ...............        44,208
        750     Bucyrus International, Inc.,
                Class A ............................        37,875
      1,193     C&D Technologies, Inc. .............         8,971
        400     Cascade Corp. ......................        15,820
      2,295     Cenveo, Inc.+  .....................        41,195

                       See Notes to Financial Statements.
                                       28

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                            Value
---------------                                    -------------
Industrials (continued)
        900     Ceradyne, Inc.+  .................    $   44,541
      1,175     ChoicePoint, Inc.+  ..............        49,080
      1,000     Clean Harbors, Inc.+  ............        40,310
      1,270     Coinstar, Inc.+  .................        30,404
        900     Comfort Systems USA, Inc. ........        12,861
      2,170     Continental Airlines, Inc.,
                Class B+  ........................        64,666
      2,795     Corrections Corp. of
                America+  ........................       147,967
      1,325     CoStar Group, Inc.+  .............        79,275
        964     Covanta Holding Corp.+  ..........        17,015
        500     CRA International, Inc.+  ........        22,570
     21,719     DHB Industries, Inc.+  ...........        34,099
      1,000     DiamondCluster
                International, Inc.+  ............         7,920
      1,685     EGL, Inc.+  ......................        84,587
      1,000     EMCOR Group, Inc.+  ..............        48,670
        400     Encore Wire Corp.+  ..............        14,376
      1,808     ESCO Technologies, Inc.+  ........        96,638
        300     Forward Air Corp. ................        12,219
        240     Franklin Electric Co., Inc. ......        12,394
        100     Freightcar America, Inc. .........         5,551
      1,175     FTI Consulting, Inc.+  ...........        31,455
      3,337     General Cable Corp.+  ............       116,795
      1,100     Genlyte Group, Inc.+  ............        79,673
        600     Griffon Corp.+  ..................        15,660
      2,442     HUB Group, Inc., Class A+  .......        59,902
        500     Hudson Highland Group,
                Inc.+  ...........................         5,395
        420     II-VI, Inc.+  ....................         7,686
        400     Insteel Industries, Inc. .........         9,680
        780     JLG Industries, Inc. .............        17,550
      1,289     Kaman Corp. ......................        23,460
        600     Kforce, Inc.+  ...................         9,294
        800     Knight Transportation, Inc. ......        16,160
      2,030     Labor Ready, Inc.+  ..............        45,979
        200     Lamson & Sessions Co.
                (The)+  ..........................         5,672
        200     Layne Christensen Co.+  ..........         5,670

     Shares                                            Value
---------------                                    -------------
Industrials (continued)
        800     Manitowoc Co., Inc. (The) ........    $   35,600
        900     Middleby Corp.+  .................        77,904
        200     Mine Safety Appliances Co.........         8,040
      2,200     Mobile Mini, Inc.+  ..............        64,372
      2,475     Navigant Consulting, Inc.+  ......        56,059
      1,700     NCI Building Systems, Inc.+ ......        90,389
        100     Pacer International, Inc. ........         3,258
      1,700     Perini Corp.+  ...................        38,250
        500     Quanta Services, Inc.+  ..........         8,665
        500     Resources Connection, Inc.+ ......        12,510
      1,688     SCS Transportation, Inc.+  .......        46,471
        200     Shaw Group, Inc. (The)+  .........         5,560
        400     Smith (A.O.) Corp. ...............        18,544
        620     Superior Essex, Inc.+  ...........        18,557
      1,656     Taser International, Inc.+  ......        13,099
      2,900     TeleTech Holdings, Inc.+  ........        36,714
      3,233     Tetra Tech, Inc.+  ...............        57,353
        300     Titan International, Inc. ........         5,613
        500     Trex Co., Inc.+  .................        12,945
        544     United Rentals, Inc.+  ...........        17,397
        510     United Stationers, Inc.+  ........        25,153
      1,263     URS Corp.+  ......................        53,046
        660     US Airways Group, Inc.+  .........        33,356
      1,173     USA Truck, Inc.+  ................        20,903
      1,050     UTi Worldwide, Inc. ..............        26,491
      1,223     Wabtec Corp. .....................        45,740
        500     Washington Group
                International, Inc. ..............        26,670
      1,300     Watson Wyatt Worldwide,
                Inc., Class A ....................        45,682
      3,027     World Air Holdings, Inc.+  .......        26,002
                                                      ----------
                                                       2,835,923
                                                      ----------
Information Technology - 27.5%
      1,900     Acxiom Corp. .....................        47,500
        400     Advanced Energy Industries,
                Inc.+  ...........................         5,296
        725     Advent Software, Inc.+  ..........        26,151
      9,300     Aeroflex, Inc.+  .................       108,531

                       See Notes to Financial Statements.
                                       29

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                        -------------
Information Technology (continued)
      2,300     Agile Software Corp.+  ...............     $ 14,582
      1,327     Agilysys, Inc. .......................       23,886
        725     Alliance Data Systems
                Corp.+  ..............................       42,644
        500     Altiris, Inc.+  ......................        9,020
        500     AMIS Holdings, Inc.+  ................        5,000
      2,780     Amkor Technology, Inc.+  .............       26,299
        800     Anixter International, Inc. ..........       37,968
      2,535     aQuantive, Inc.+  ....................       64,212
        400     Arris Group, Inc.+  ..................        5,248
      3,484     Asyst Technologies, Inc.+  ...........       26,235
      1,300     Atmel Corp.+  ........................        7,215
      3,650     ATMI, Inc.+  .........................       89,863
      3,575     Avocent Corp.+  ......................       93,844
        900     Bankrate, Inc.+  .....................       33,984
        800     Bell Microproducts, Inc.+  ...........        4,336
      4,350     Benchmark Electronics,
                Inc.+  ...............................      104,922
      1,450     Blue Coat Systems, Inc.+  ............       24,447
        990     Brooks Automation, Inc.+  ............       11,682
        520     Cabot Microelectronics
                Corp.+  ..............................       15,761
      1,000     CACI International, Inc.,
                Class A+  ............................       58,330
      2,600     Ceridian Corp.+  .....................       63,544
        700     Checkpoint Systems, Inc.+  ...........       15,547
      1,100     Cirrus Logic, Inc.+  .................        8,954
        900     Click Commerce, Inc.+  ...............       17,757
     34,316     CMGI, Inc.+  .........................       41,522
      3,657     CNET Networks, Inc.+  ................       29,183
        280     Cogent, Inc.+  .......................        4,220
        600     Comtech Telecommuni-
                cations Corp.+  ......................       17,562
      2,400     Conexant Systems, Inc.+  .............        6,000
        683     Covansys Corp.+  .....................        8,585
      1,681     CSG Systems International,
                Inc.+  ...............................       41,588
        950     Cymer, Inc.+  ........................       44,137

     Shares                                                Value
---------------                                        -------------
Information Technology (continued)
        900     Cypress Semiconductor
                Corp.+  ..............................     $ 13,086
        900     Digital Insight Corp.+  ..............       30,861
      1,240     Digital River, Inc.+  ................       50,084
      5,085     Digitas, Inc.+  ......................       59,088
        787     Diodes, Inc.+  .......................       32,613
        600     DSP Group, Inc.+  ....................       14,910
      1,200     Emcore Corp.+  .......................       11,520
      1,400     Emulex Corp.+  .......................       22,778
        380     F5 Networks, Inc.+  ..................       20,322
        610     Factset Research Systems,
                Inc. .................................       28,853
      3,375     FEI Co.+  ............................       76,545
      5,500     Finisar Corp.+  ......................       17,985
      7,900     Gateway, Inc.+  ......................       15,010
        800     Global Imaging Systems,
                Inc.+  ...............................       33,024
      2,400     Harmonic, Inc.+  .....................       10,752
      1,800     Hyperion Solutions Corp.+  ...........       49,680
        560     Infocrossing, Inc.+  .................        6,468
        400     Informatica Corp.+  ..................        5,264
      6,650     Insight Enterprises, Inc.+  ..........      126,682
        747     Interdigital Communications
                Corp.+  ..............................       26,078
      3,150     Intermec, Inc.+  .....................       72,261
      1,375     International Rectifier
                Corp.+  ..............................       53,735
        700     Internet Security Systems,
                Inc.+  ...............................       13,195
      1,000     InterVoice, Inc.+  ...................        7,120
      1,300     Itron, Inc.+  ........................       77,038
      2,875     Ixia+  ...............................       25,875
      1,000     j2 Global Communications,
                Inc.+  ...............................       31,220
        300     Komag, Inc.+  ........................       13,854
        750     Kronos, Inc.+  .......................       27,157
        100     Landauer, Inc. .......................        4,790
        450     Littelfuse, Inc.+  ...................       15,471
        800     Macrovision Corp.+  ..................       17,216

                       See Notes to Financial Statements.
                                       30

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                              Value
---------------                                      -------------
Information Technology (continued)
      1,100     Manhattan Associates, Inc.+ ........    $   22,319
      2,700     Mantech International Corp.,
                Class A+  ..........................        83,322
        900     Mattson Technology, Inc.+  .........         8,793
        450     Micron Technology, Inc.+  ..........         6,777
        400     MicroStrategy, Inc., Class A+ ......        39,008
      3,758     Microtune, Inc.+  ..................        23,525
      3,400     MIPS Technologies, Inc.+  ..........        20,638
     11,759     Move, Inc.+  .......................        64,439
      2,800     MPS Group, Inc.+  ..................        42,168
      1,313     Multi-Fineline Electronix,
                Inc.+  .............................        43,578
      1,625     NCI, Inc., Class A+  ...............        21,288
      1,128     Netgear, Inc.+  ....................        24,421
        400     Netlogic Microsystems, Inc.+ .......        12,900
      2,000     NICE Systems, Ltd. ADR +  ..........        56,280
        610     Nuance Communications,
                Inc.+  .............................         6,137
      1,837     Omnivision Technologies,
                Inc.+  .............................        38,797
      2,927     ON Semiconductor Corp.+  ...........        17,211
      1,625     Online Resources Corp.+  ...........        16,802
      3,700     Opnet Technologies, Inc.+  .........        47,952
      1,300     Paxar Corp.+  ......................        26,741
      1,613     Perot Systems Corp., Class
                A+  ................................        23,356
      2,400     Photon Dynamics, Inc.+  ............        30,048
        900     Plexus Corp.+  .....................        30,789
        970     PMC - Sierra, Inc.+  ...............         9,118
      3,600     Polycom, Inc.+  ....................        78,912
        810     Power Integrations, Inc.+  .........        14,159
      4,861     Powerwave Technologies,
                Inc.+  .............................        44,332
      3,160     Progress Software Corp.+  ..........        73,976
      1,080     Quality Systems, Inc. ..............        39,766
      1,674     Redback Networks, Inc.+  ...........        30,701
      1,725     RightNow Technologies,
                Inc.+  .............................        28,773
        200     Rofin-Sinar Technologies,
                Inc.+  .............................        11,494

     Shares                                               Value
---------------                                      --------------
Information Technology (continued)
      2,200     Rogers Corp.+  .....................    $  123,948
      1,600     Rudolph Technologies, Inc.+ ........        23,200
        594     SafeNet, Inc.+  ....................        10,526
      1,450     SI International, Inc.+  ...........        44,457
        492     Silicon Image, Inc.+  ..............         5,304
      1,600     Silicon Storage Technology,
                Inc.+  .............................         6,496
      9,300     Skyworks Solutions, Inc.+  .........        51,243
      1,480     Sohu.com, Inc.+  ...................        38,169
      2,076     Sonus Networks, Inc.+  .............        10,276
      2,230     SRA International, Inc., Class
                A+  ................................        59,385
      3,695     Symmetricom, Inc.+  ................        26,124
      1,156     Synaptics, Inc.+  ..................        24,738
        300     Talx Corp. .........................         6,561
      6,825     Tekelec+  ..........................        84,289
      3,150     Tessera Technologies, Inc.+ ........        86,625
        600     TNS, Inc.+  ........................        12,414
        200     Transaction Systems
                Architects, Inc.+  .................         8,338
      1,300     TTM Technologies, Inc.+  ...........        18,811
        300     Ultratech, Inc.+  ..................         4,722
      4,603     Valueclick, Inc.+  .................        70,656
      1,250     Varian Semiconductor
                Equipment Associates, Inc.+ ........        40,762
      1,410     Vasco Data Security Interna-
                tional+  ...........................        11,774
        531     Verint Systems, Inc.+  .............        15,500
        400     Vignette Corp.+  ...................         5,832
        556     Websense, Inc.+  ...................        11,420
                                                        ----------
                                                         4,036,180
                                                        ----------
Materials - 4.8%
      7,300     AK Steel Holding Corp.+  ...........       100,959
      1,850     Albemarle Corp. ....................        88,578
        900     Aleris International, Inc.+  .......        41,265
      1,733     American Vanguard Corp .............        26,827
        500     Bowater, Inc. ......................        11,375
      4,412     Coeur d'Alene Mines Corp.+ .........        21,222

                       See Notes to Financial Statements.
                                       31

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

 Shares                                         Value
--------                                    -------------
Materials (continued)
   500   H.B. Fuller Co. .................. $   21,785
 2,266   Hecla Mining Co.+  ...............     11,896
 1,200   Hercules, Inc.+  .................     18,312
 1,157   Metal Management, Inc. ...........     35,427
   600   Oregon Steel Mills, Inc.+  .......     30,396
 1,200   PolyOne Corp.+  ..................     10,536
   900   RTI International Metals,
         Inc.+  ...........................     50,256
 1,000   Schulman (A.), Inc. ..............     22,890
   800   Silgan Holdings, Inc. ............     29,608
 1,800   Texas Industries, Inc. ...........     95,580
 4,449   Wausau Paper Corp. ...............     55,390
 1,376   Wheeling-Pittsburgh Corp.+ .......     27,369

                                            ----------
                                               699,671
                                            ----------
Telecommunication Services - 0.6%
 1,050   Centennial Communications
         Corp. ............................      5,460
 2,444   Cincinnati Bell, Inc.+  ..........     10,020
   150   Golden Telecom, Inc. .............      3,803
   490   NTELOS Holdings Corp.+  ..........      7,081
   280   SBA Communications Corp.,
         Class A+  ........................      7,319
 1,460   Syniverse Holdings, Inc.+  .......     21,462
 2,390   Talk America Holdings,
         Inc.+  ...........................     14,794
 1,143   Ubiquitel, Inc.+  ................     11,819
   400   USA Mobility, Inc. ...............      6,640
 1,800   Wireless Facilities, Inc.+  ......      4,950

                                            ----------
                                                93,348
                                            ----------
Total Common Stock
(Cost $12,535,731)                           14,571,253
                                             ----------

Total Investments -
99.4%
(Cost $12,535,731)   $14,571,253
Other Assets &            85,104
                     -----------
Liabilities, Net -
0.6%
NET ASSETS - 100.0%  $14,656,357
                     ===========

----------
ADR - American Depository Receipt.
+ Non-income producing security.

                       See Notes to Financial Statements.
                                       32

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                      ----------------
COMMON STOCK - 98.6%
Consumer Discretionary - 8.9%
        100     Alderwoods Group, Inc.+  ...........    $    1,946
        546     American Greetings Corp.,
                Class A ............................        11,471
        700     Ameristar Casinos, Inc. ............        13,615
        500     Asbury Automotive Group,
                Inc.+  .............................        10,470
        300     Audiovox Corp., Class A+  ..........         4,098
      3,800     Big Lots, Inc.+  ...................        64,904
        300     Blair Corp. ........................         8,925
      2,544     Blount International, Inc.+  .......        30,579
      1,600     Bluegreen Corp.+  ..................        18,336
         42     Bon-Ton Stores, Inc. (The) .........           919
      1,600     Building Material Holding
                Corp. ..............................        44,592
        300     California Coastal
                Communities, Inc.+  ................         9,600
         64     Charming Shoppes, Inc.+  ...........           719
        637     Cost Plus, Inc.+  ..................         9,338
      3,300     Cox Radio, Inc., Class A+  .........        47,586
      4,547     CSK Auto Corp.+  ...................        54,428
      1,222     Educate, Inc.+  ....................         9,361
     12,700     Fossil, Inc.+  .....................       228,727
        800     Furniture Brands
                International, Inc. ................        16,672
        800     Genesco, Inc.+  ....................        27,096
      2,400     Group 1 Automotive, Inc. ...........       135,216
      4,700     Hooker Furniture Corp ..............        78,819
      1,800     HOT Topic, Inc.+  ..................        20,718
        900     Jo-Ann Stores, Inc.+  ..............        13,185
         10     K2, Inc.+  .........................           109
        900     Kimball International, Inc.,
                Class B ............................        17,739
         76     Men's Wearhouse, Inc.
                (The) ..............................         2,303
      1,300     Modine Manufacturing Co. ...........        30,368
        140     Navigant International, Inc.+ ......         2,244
      5,641     Payless Shoesource, Inc.+  .........       153,266
        982     Perry Ellis International,
                Inc.+  .............................        24,854

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
      2,831     Phillips-Van Heusen ................    $  108,031
        170     Regis Corp. ........................         6,054
      8,300     Sauer-Danfoss, Inc. ................       210,986
        930     Scholastic Corp.+  .................        24,152
        600     Spanish Broadcasting
                System, Class A+  ..................         3,066
      1,311     Speedway Motorsports, Inc...........        49,477
      1,350     Stage Stores, Inc. .................        44,550
      2,144     Stewart Enterprises, Inc.,
                Class A ............................        12,328
        800     Tenneco, Inc.+  ....................        20,800
      2,332     Trans World Entertainment
                Corp.+  ............................        16,837
      2,300     United Auto Group, Inc. ............        49,105
      2,565     Warnaco Group, Inc. (The)+ .........        47,914
      1,028     WCI Communities, Inc.+  ............        20,704
        400     West Marine, Inc.+  ................         5,392
        960     Wolverine World Wide, Inc...........        22,397
      1,608     Zale Corp.+  .......................        38,737
                                                        ----------
                                                         1,772,733
                                                        ----------
Consumer Staples - 4.6%
      4,401     Alliance One International,
                Inc. ...............................        19,540
      8,200     Casey's General Stores, Inc.........       205,082
      2,688     Chiquita Brands
                International, Inc. ................        37,041
      5,098     Corn Products International,
                Inc. ...............................       155,999
     10,700     Del Monte Foods Co. ................       120,161
      1,500     Nash Finch Co. .....................        31,935
      3,000     Playtex Products, Inc.+  ...........        31,290
      9,900     Premium Standard Farms,
                Inc. ...............................       160,677
        100     Smart & Final, Inc.+  ..............         1,684
      1,100     Spartan Stores, Inc. ...............        16,093
      5,334     Spectrum Brands, Inc.+  ............        68,915
        372     Universal Corp. ....................        13,846

                       See Notes to Financial Statements.
                                       33

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                           Value
---------------                                   -----------
Consumer Staples (continued)
      1,500     WD-40 Co. ....................... $  50,355

                                                  ---------
                                                    912,618
                                                  ---------
Energy - 6.8%
      9,700     Acergy SA ADR +  ................   148,410
        905     Bristow Group, Inc.+  ...........    32,580
      1,991     Callon Petroleum Co.+  ..........    38,506
      1,200     Cimarex Energy Co. ..............    51,600
      5,000     Denbury Resources, Inc.+  .......   158,350
      3,427     Forest Oil Corp.+  ..............   113,639
      2,035     Giant Industries, Inc.+  ........   135,429
      3,450     Range Resources Corp. ...........    93,806
      1,300     St. Mary Land & Exploration
                Co. .............................    52,325
        444     Swift Energy Co.+  ..............    19,061
        386     Tesoro Corp. ....................    28,703
      3,237     Universal Compression
                Holdings, Inc.+  ................   203,834
      3,740     USEC, Inc. ......................    44,319
      1,600     Veritas DGC, Inc.+  .............    82,528
     10,500     Warren Resources, Inc.+  ........   150,780

                                                  ---------
                                                  1,353,870
                                                  ---------
Financials - 26.2%
        509     21st Century Insurance
                Group ...........................     7,330
      1,650     Affiliated Managers Group,
                Inc.+  ..........................   143,368
      1,293     Alexandria Real Estate
                Equities, Inc. ..................   114,663
        100     Amcore Financial, Inc. ..........     2,931
      2,116     American Equity Investment
                Life Holding Co. ................    22,557
     10,530     American Home Mortgage
                Investment Corp. ................   388,136
      8,141     Anthracite Capital, Inc. ........    98,995
      9,931     Anworth Mortgage Asset
                Corp. ...........................    82,427
        100     Ashford Hospitality Trust,
                Inc. ............................     1,262

     Shares                                          Value
---------------                                   ----------
Financials (continued)
        100     Asta Funding, Inc. .............. $   3,745
      2,155     Bancorp, Inc. (The)+  ...........    53,897
      3,500     BankAtlantic Bancorp, Inc.,
                Class A .........................    51,940
        918     Brandywine Realty Trust .........    29,532
        200     Chittenden Corp. ................     5,170
        200     Citizens Banking Corp. ..........     4,882
         23     Clifton Savings Bancorp,
                Inc. ............................       249
        375     Colonial Properties Trust .......    18,525
        402     Commercial Capital
                Bancorp, Inc. ...................     6,331
         12     CVB Financial Corp. .............       188
      3,150     Delphi Financial Group,
                Class A .........................   114,534
        221     Donegal Group, Inc., Class
                A ...............................     4,290
        100     EMC Insurance Group, Inc.........     2,876
         57     Equity One, Inc. ................     1,191
      2,111     FelCor Lodging Trust, Inc. ......    45,893
        545     Financial Federal Corp. .........    15,156
      2,320     First Cash Financial Services,
                Inc.+  ..........................    45,820
        800     First Citizens BancShares,
                Inc., Class A ...................   160,400
      1,160     First Community Bancshares,
                Inc. ............................    38,268
        737     First Financial Bankshares,
                Inc. ............................    26,930
      3,100     First Industrial Realty Trust,
                Inc. ............................   117,614
      5,800     First Niagara Financial
                Group, Inc. .....................    81,316
      2,950     First Republic Bank .............   135,110
        834     FirstFed Financial Corp.+  ......    48,097
      4,600     Franklin Bank Corp.+  ...........    92,874
        185     GAMCO Investors, Inc.,
                Class A .........................     6,801
      1,001     Glacier Bancorp, Inc. ...........    29,299
        374     Harleysville Group, Inc. ........    11,863

                       See Notes to Financial Statements.
                                       34

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                             Value
---------------                                    -------------
Financials (continued)
         27     Harleysville National Corp. ......     $    573
        642     Heritage Property
                Investment Trust .................       22,419
      1,964     Highwoods Properties, Inc.........       71,057
        800     Home Properties, Inc. ............       44,408
      9,700     HomeBanc Corp. ...................       77,018
      1,151     IBERIABANK Corp. .................       66,228
        161     Independent Bank
                Corp./MA .........................        5,228
      1,600     IndyMac Bancorp, Inc. ............       73,360
        139     Investment Technology
                Group, Inc.+  ....................        7,069
        428     Investors Real Estate Trust ......        3,865
      3,276     Irwin Financial Corp. ............       63,522
        310     ITLA Capital Corp. ...............       16,300
      2,266     Jones Lang LaSalle, Inc. .........      198,388
      2,200     Knight Capital Group, Inc.,
                Class A+  ........................       33,506
        100     LaBranche & Co., Inc.+  ..........        1,211
      1,000     Lakeland Financial Corp. .........       24,290
        453     LandAmerica Financial
                Group, Inc. ......................       29,264
      1,500     Longview Fibre Co. ...............       28,635
         65     LTC Properties, Inc. .............        1,453
     11,167     Luminent Mortgage Capital,
                Inc. .............................      103,406
      1,606     MAF Bancorp, Inc. ................       68,801
        500     Midland Co. (The) ................       18,990
        100     Mid-State Bancshares .............        2,800
        201     Nasdaq Stock Market, Inc.
                (The)+  ..........................        6,010
        100     National Health Investors,
                Inc. .............................        2,689
        190     Navigators Group, Inc.+  .........        8,326
        916     NBT Bancorp, Inc. ................       21,279
     14,100     New York Mortgage Trust,
                Inc. .............................       56,400
      2,306     Newcastle Investment Corp.........       58,388
      1,000     Odyssey Re Holdings Corp..........       26,350
      6,100     Ohio Casualty Corp. ..............      181,353

     Shares                                            Value
---------------                                    -------------
Financials (continued)
        455     Old National Bancorp .............     $  9,086
        317     Omega Healthcare Investors,
                Inc. .............................        4,191
        228     Opteum, Inc., Class A ............        2,057
        420     Pennsylvania Real Estate
                Investment Trust .................       16,955
      2,321     PFF Bancorp, Inc. ................       76,964
      2,100     Philadelphia Consolidated
                Holding Co.+  ....................       63,756
     14,804     Phoenix Cos., Inc. (The) .........      208,440
      1,000     Piper Jaffray Cos.+  .............       61,210
      4,900     PMA Capital Corp., Class A+ ......       50,470
        821     Portfolio Recovery
                Associates, Inc.+  ...............       37,520
      1,737     Potlatch Corp. ...................       65,572
        420     ProAssurance Corp.+  .............       20,236
        972     Prosperity Bancshares, Inc. ......       31,969
      2,830     Provident Bankshares Corp.........      102,984
     20,600     Quanta Capital Holdings,
                Ltd.+  ...........................       53,354
      1,600     RAIT Investment Trust ............       46,720
        800     Ramco-Gershenson
                Properties Trust .................       21,544
      1,191     Republic Bancorp, Inc. ...........       14,756
        600     RLI Corp. ........................       28,908
        300     Safety Insurance Group, Inc.......       14,265
      1,103     Santander BanCorp ................       27,156
      3,600     Saxon Capital, Inc. ..............       41,184
        800     Selective Insurance Group ........       44,696
      3,940     Senior Housing Properties
                Trust ............................       70,565
      1,615     Sterling Financial Corp. .........       49,274
      1,044     Sun Bancorp, Inc.+  ..............       16,955
      5,250     Sunset Financial Resources,
                Inc. .............................       44,205
      1,500     SVB Financial Group+  ............       68,190
        400     Texas Capital Bancshares,
                Inc.+  ...........................        9,320
      4,905     Trammell Crow Co.+  ..............      172,509
      1,127     Umpqua Holdings Corp. ............       28,908

                       See Notes to Financial Statements.
                                       35

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                            Value
---------------                                     ----------
Financials (continued)
        300     United Community Banks,
                Inc. .............................. $   9,132
      1,300     United Fire & Casualty Co. ........    39,169
         32     Universal Health Realty
                Income Trust ......................     1,003
         31     USB Holding Co., Inc. .............       697
      2,968     World Acceptance Corp.+  ..........   105,423
      1,400     WSFS Financial Corp. ..............    86,030
      2,700     Zenith National Insurance
                Corp. .............................   107,109
                                                    ---------
                                                    5,189,528
                                                    ---------
Health Care - 2.3%
      1,656     Alpharma, Inc., Class A ...........    39,810
        800     Bio-Rad Laboratories, Inc.,
                Class A+  .........................    51,952
      2,207     Chemed Corp. ......................   120,348
        500     Conmed Corp.+  ....................    10,350
      1,804     Gentiva Health Services,
                Inc.+  ............................    28,918
        639     HealthTronics, Inc.+  .............     4,888
      1,400     Kindred Healthcare, Inc.+  ........    36,400
        200     Matria Healthcare, Inc.+  .........     4,284
        180     Medcath Corp.+  ...................     3,391
      1,000     Pediatrix Medical Group,
                Inc.+  ............................    45,300
        500     Res-Care, Inc.+  ..................    10,000
      6,112     Savient Pharmaceuticals,
                Inc.+  ............................    32,088
      1,500     Serologicals Corp.+  ..............    47,160
        342     West Pharmaceutical
                Services, Inc. ....................    12,408
                                                    ---------
                                                      447,297
                                                    ---------
Industrials - 23.5%
        455     ABM Industries, Inc. ..............     7,781
      6,975     ABX Air, Inc.+  ...................    42,129
      7,400     AGCO Corp.+  ......................   194,768
      2,800     Airtran Holdings, Inc.+  ..........    41,608
     11,065     Alaska Air Group, Inc.+  ..........   436,182

     Shares                                            Value
---------------                                     -----------
Industrials (continued)
      1,300     Albany International Corp.,
                Class A ........................... $  55,107
      4,519     Arkansas Best Corp. ...............   226,899
        410     Astec Industries, Inc.+  ..........    13,989
      1,744     Cascade Corp. .....................    68,975
     12,045     CBIZ, Inc.+  ......................    89,253
      3,100     Commercial Vehicle Group,
                Inc.+  ............................    64,108
      2,067     Continental Airlines, Inc.,
                Class B+  .........................    61,597
      2,533     Corrections Corp. of
                America+  .........................   134,097
      1,800     Curtiss-Wright Corp. ..............    55,584
     12,025     DHB Industries, Inc.+  ............    18,879
        100     DiamondCluster
                International, Inc.+  .............       792
      1,500     Dollar Thrifty Automotive
                Group+  ...........................    67,605
        520     Dynamic Materials Corp. ...........    17,540
      1,244     EGL, Inc.+  .......................    62,449
      1,800     EMCOR Group, Inc.+  ...............    87,606
      1,400     EnPro Industries, Inc.+  ..........    47,040
        100     Federal Signal Corp. ..............     1,514
      3,840     FTI Consulting, Inc.+  ............   102,797
        180     G&K Services, Inc., Class A .......     6,174
      2,800     Gardner Denver, Inc.+  ............   107,800
         81     GATX Corp. ........................     3,442
      8,900     General Cable Corp.+  .............   311,500
      1,320     Genesee & Wyoming, Inc.,
                Class A+  .........................    46,820
      1,100     Genlyte Group, Inc.+  .............    79,673
      8,300     Griffon Corp.+  ...................   216,630
        100     Hudson Highland Group,
                Inc.+  ............................     1,079
      1,120     IKON Office Solutions, Inc.........    14,112
      3,300     Kadant Inc+  ......................    75,900
      4,878     Kaman Corp. .......................    88,780
      2,770     Kelly Services, Inc., Class A......    75,261
      3,300     Kennametal, Inc. ..................   205,425
      1,000     Kforce, Inc.+  ....................    15,490

                       See Notes to Financial Statements.
                                       36

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                         ----------
Industrials (continued)
      3,610     Laidlaw International, Inc. ........... $  90,972
      3,550     Lincoln Electric Holdings,
                Inc. ..................................   222,408
      6,250     Marten Transport, Ltd.+  ..............   135,875
         19     Moog, Inc., Class A+  .................       650
      1,000     Mueller Industries, Inc. ..............    33,030
      1,149     NCO Group, Inc.+  .....................    30,380
      2,986     Orbital Sciences Corp.+  ..............    48,194
         88     Pacer International, Inc. .............     2,867
        800     Quanta Services, Inc.+  ...............    13,864
      2,000     RBC Bearings, Inc.+  ..................    45,400
      2,692     SCS Transportation, Inc.+  ............    74,111
      1,645     Shaw Group, Inc. (The)+  ..............    45,731
        510     SIRVA, Inc.+  .........................     3,300
        140     SkyWest, Inc. .........................     3,472
      2,715     Smith (A.O.) Corp. ....................   125,867
        800     Spherion Corp.+  ......................     7,296
        200     Sun Hydraulics, Inc. ..................     4,156
      1,700     Superior Essex, Inc.+  ................    50,881
      1,700     TeleTech Holdings, Inc.+  .............    21,522
      1,308     Thomas & Betts Corp.+  ................    67,100
        100     Titan International, Inc. .............     1,871
        954     Tredegar Corp. ........................    15,092
        490     Trex Co., Inc.+  ......................    12,686
        703     United Rentals, Inc.+  ................    22,482
      1,637     United Stationers, Inc.+  .............    80,737
        700     Universal Forest Products,
                Inc. ..................................    43,911
      2,641     URS Corp.+  ...........................   110,922
        400     Viad Corp. ............................    12,520
        600     Volt Information Sciences,
                Inc.+  ................................    27,960
      1,620     Washington Group
                International, Inc. ...................    86,411
        400     Waste Connections, Inc.+  .............    14,560
      5,100     World Air Holdings, Inc.+  ............    43,809
                                                        ---------
                                                        4,646,422
                                                        ---------

     Shares                                                Value
---------------                                         ----------
Information Technology - 9.8%
      2,370     Actel Corp.+  ......................... $  34,010
      1,448     Adaptec, Inc.+  .......................     6,284
      1,500     Aeroflex, Inc.+  ......................    17,505
      5,346     Agile Software Corp.+  ................    33,894
      6,138     Agilysys, Inc. ........................   110,484
      1,750     AMIS Holdings, Inc.+  .................    17,500
        300     Anaren, Inc.+  ........................     6,147
      3,600     Anixter International, Inc. ...........   170,856
      8,207     Applied Micro Circuits
                Corp.+  ...............................    22,405
      1,800     Asyst Technologies, Inc.+  ............    13,554
      2,299     Axcelis Technologies, Inc.+  ..........    13,564
      5,346     Bell Microproducts, Inc.+  ............    28,975
      1,125     Benchmark Electronics,
                Inc.+  ................................    27,135
        184     BISYS Group, Inc. (The)+  .............     2,521
      1,192     Checkpoint Systems, Inc.+  ............    26,474
      3,062     Ciber, Inc.+  .........................    20,179
     23,783     CMGI, Inc.+  ..........................    28,778
        200     Coherent, Inc.+  ......................     6,746
      2,300     CommScope, Inc.+  .....................    72,266
      1,000     Conexant Systems, Inc.+  ..............     2,500
      3,930     CTS Corp. .............................    58,518
      2,700     Digital Insight Corp.+  ...............    92,583
        100     Dycom Industries, Inc.+  ..............     2,129
      1,200     Electronics for Imaging+  .............    25,056
      2,666     Entegris, Inc.+  ......................    25,407
         22     eSpeed, Inc., Class A+  ...............       183
     15,700     Gateway, Inc.+  .......................    29,830
        210     Imation Corp. .........................     8,621
        300     Infospace, Inc.+  .....................     6,801
      2,200     Insight Enterprises, Inc.+  ...........    41,910
        300     Intergraph Corp.+  ....................     9,447
      2,924     Interwoven, Inc.+  ....................    25,088
        800     Itron, Inc.+  .........................    47,408
      5,800     Keithley Instruments, Inc. ............    73,834
        200     Komag, Inc.+  .........................     9,236
     14,300     Mattson Technology, Inc.+  ............   139,711

                       See Notes to Financial Statements.
                                       37

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                             Value
---------------                                     -----------
Information Technology (continued)
      2,000     McData Corp., Class A+  ........... $   8,160
      1,500     Mentor Graphics Corp.+  ...........    19,470
        400     Metrologic Instruments,
                Inc.+  ............................     6,004
        600     MIPS Technologies, Inc.+  .........     3,642
        100     MPS Group, Inc.+  .................     1,506
          1     Oplink Communications,
                Inc.+  ............................        18
      1,500     Palm, Inc.+  ......................    24,150
        100     Paxar Corp.+  .....................     2,057
        100     Perot Systems Corp., Class
                A+  ...............................     1,448
        300     Photon Dynamics, Inc.+  ...........     3,756
        100     Photronics, Inc.+  ................     1,480
      3,000     Powerwave Technologies,
                Inc.+  ............................    27,360
     44,800     Quantum Corp.+  ...................   117,376
        600     Radisys Corp.+  ...................    13,176
      1,331     Rofin-Sinar Technologies,
                Inc.+  ............................    76,493
      6,900     Rudolph Technologies, Inc.+ .......   100,050
      5,923     Silicon Storage Technology,
                Inc.+  ............................    24,047
      6,642     Skyworks Solutions, Inc.+  ........    36,597
      5,768     SonicWALL, Inc.+  .................    51,854
      2,260     SYKES Enterprises, Inc.+  .........    36,522
        390     SYNNEX Corp.+  ....................     7,394
      2,184     Talx Corp. ........................    47,764
        110     Tech Data Corp.+  .................     4,214
        400     Technitrol, Inc. ..................     9,260
      1,400     Ulticom, Inc.+  ...................    14,658
      2,800     Vasco Data Security Interna-
                tional+  ..........................    23,380
      1,193     Vignette Corp.+  ..................    17,394

                                                    ---------
                                                    1,936,769
                                                    ---------
Materials - 14.2%
        200     AK Steel Holding Corp.+  ..........     2,766
      4,100     Aleris International, Inc.+  ......   187,985
        700     Aptargroup, Inc. ..................    34,727

     Shares                                            Value
---------------                                     ----------
Materials (continued)
      2,918     Arch Chemicals, Inc. .............. $ 105,194
     10,816     Bowater, Inc. .....................   246,064
     12,808     Buckeye Technologies, Inc.+ .......    97,853
      2,400     Caraustar Industries, Inc.+  ......    21,600
        500     Carpenter Technology Corp..........    57,750
      3,574     Century Aluminum Co.+  ............   127,556
      1,268     Chesapeake Corp. ..................    20,808
      1,340     Ferro Corp. .......................    21,386
      6,650     Gibraltar Industries, Inc. ........   192,850
      4,300     Glatfelter ........................    68,241
      1,595     H.B. Fuller Co. ...................    69,494
      5,042     Metal Management, Inc. ............   154,386
         22     NewMarket Corp. ...................     1,079
      3,630     OM Group, Inc.+  ..................   111,986
     15,821     PolyOne Corp.+  ...................   138,908
        350     Pope & Talbot, Inc. ...............     2,181
        321     Reliance Steel & Aluminum
                Co. ...............................    26,627
        800     Royal Gold, Inc. ..................    22,256
      1,339     RTI International Metals,
                Inc.+  ............................    74,770
     10,100     Sappi, Ltd. ADR ...................   126,149
        300     Schnitzer Steel Industries,
                Inc., Class A .....................    10,644
      7,000     Schulman (A.), Inc. ...............   160,230
      1,000     Silgan Holdings, Inc. .............    37,010
      3,200     Smurfit-Stone Container
                Corp.+  ...........................    35,008
      5,870     Spartech Corp. ....................   132,662
         32     Terra Industries, Inc.+  ..........       204
      2,283     Texas Industries, Inc. ............   121,227
     26,309     Wausau Paper Corp. ................   327,547
      2,010     Wheeling-Pittsburgh Corp.+ ........    39,979
      1,400     Worthington Industries, Inc........    29,330
                                                    ---------
                                                    2,806,457
                                                    ---------
Telecommunication Services - 0.8%
     15,420     Cincinnati Bell, Inc.+  ...........    63,222
      2,300     IDT Corp., Class B+  ..............    31,717

                       See Notes to Financial Statements.
                                       38

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

  Shares                                            Value
----------                                       ----------
Telecommunication Services
(continued)
   8,834   Talk America Holdings,
           Inc.+  .............................. $54,682
     900   USA Mobility, Inc. ..................  14,940
     266   Valor Communications
           Group, Inc. .........................   3,047
                                                 -------
                                                 167,608
                                                 -------
Utilities - 1.5%
   3,056   Black Hills Corp. ................... 104,913
   1,421   Peoples Energy Corp. ................  51,028
     770   PNM Resources, Inc. .................  19,219
   8,671   Sierra Pacific Resources+  .......... 121,394
                                                 -------
                                                 296,554
                                                 -------

Total Investments -
98.6%
(Cost $16,168,949)   $19,529,856
Other Assets &           271,600
                     -----------
Liabilities, Net -
1.4%
NET ASSETS - 100.0%  $19,801,456
                     ===========

----------
ADR - American Depository Receipt.
+ Non-income producing security.

                       See Notes to Financial Statements.
                                       39

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
COMMON STOCK - 99.7%
Consumer Discretionary - 11.6%
        200     4Kids Entertainment, Inc.+  .......     $  3,242
        700     99 Cents Only Stores+  ............        7,322
      1,150     Aaron Rents, Inc. .................       30,912
      1,200     Abercrombie & Fitch Co.,
                Class A ...........................       66,516
        800     Acme United Corp. .................       11,712
      1,150     Advance Auto Parts, Inc. ..........       33,235
        450     Aeropostale, Inc.+  ...............       13,001
        200     AFC Enterprises+  .................        2,550
        100     Aftermarket Technology
                Corp.+  ...........................        2,485
        100     Alderwoods Group, Inc.+  ..........        1,946
      3,200     Amazon.com, Inc.+  ................      123,776
        100     Ambassadors Group, Inc. ...........        2,888
      1,200     American Eagle Outfitters .........       40,848
        450     American Greetings Corp.,
                Class A ...........................        9,454
        100     America's Car-Mart, Inc.+  ........        2,031
        200     Ameristar Casinos, Inc. ...........        3,890
        750     AnnTaylor Stores Corp.+  ..........       32,535
      1,725     Apollo Group, Inc., Class A+ ......       89,131
        750     Applebees International,
                Inc. ..............................       14,415
        100     Applica, Inc.+  ...................          442
        750     ArvinMeritor, Inc. ................       12,892
        700     Asbury Automotive Group,
                Inc.+  ............................       14,658
        200     Ashworth, Inc.+  ..................        1,800
      1,100     Autonation, Inc.+  ................       23,584
        700     Autozone, Inc.+  ..................       61,740
        200     Avatar Holdings, Inc.+  ...........       11,394
        250     Aztar Corp.+  .....................       12,990
        800     Bally Technologies, Inc.+  ........       13,176
        700     Barnes & Noble, Inc. ..............       25,550
        800     Beazer Homes USA, Inc. ............       36,696
        250     Bebe Stores, Inc. .................        3,855
      3,200     Bed Bath & Beyond, Inc.+  .........      106,144
      1,100     Belo Corp., Class A ...............       17,160

     Shares                                             Value
---------------                                     -------------
Consumer Discretionary (continued)
      4,350     Best Buy Co., Inc. ................     $238,554
        200     Big 5 Sporting Goods Corp..........        3,900
        600     Big Dog Holdings Inc+  ............        7,488
        550     Big Lots, Inc.+  ..................        9,394
      1,000     Black & Decker Corp. ..............       84,460
        550     Blyth, Inc. .......................       10,153
        400     Bon-Ton Stores, Inc. (The) ........        8,752
        700     Books-A-Million, Inc. .............       11,676
        400     Borders Group, Inc. ...............        7,384
      1,440     BorgWarner, Inc. ..................       93,744
      1,300     Boyd Gaming Corp. .................       52,468
      1,000     Brinker International, Inc. .......       36,300
        800     Brookfield Homes Corp. ............       26,360
      1,000     Brunswick Corp. ...................       33,250
      2,300     Cablevision Systems Corp.,
                Class A ...........................       49,335
        200     Cache, Inc.+  .....................        3,468
        150     California Pizza Kitchen,
                Inc.+  ............................        4,122
        500     Callaway Golf Co. .................        6,495
      1,300     Career Education Corp.+  ..........       38,857
      1,300     Caribou Coffee Co., Inc.+  ........        9,698
        990     Carmax, Inc.+  ....................       35,105
      4,100     Carnival Corp. ....................      171,134
        496     Catalina Marketing Corp. ..........       14,116
        700     Cato Corp. (The), Class A .........       18,095
      6,962     CBS Corp., Class B ................      188,322
         50     CEC Entertainment, Inc.+  .........        1,606
      1,300     Centex Corp. ......................       65,390
      1,550     Champion Enterprises, Inc.+ .......       17,112
        862     Charles & Covard, Ltd. ............        9,077
      1,250     Charming Shoppes, Inc.+  ..........       14,050
        750     Cheesecake Factory (The)+  ........       20,212
      2,000     Chico's FAS, Inc.+  ...............       53,960
        900     Chipotle Mexican Grill, Inc.,
                Class A+  .........................       54,855
      2,000     Circuit City Stores, Inc. .........       54,440
      1,250     Citadel Broadcasting Corp. ........       11,125

                       See Notes to Financial Statements.
                                       40

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
        400     CKE Restaurants, Inc. .............     $  6,644
        800     CKX, Inc.+  .......................       10,856
        700     Claire's Stores, Inc. .............       17,857
      5,087     Clear Channel Communi-
                cations, Inc. .....................      157,443
      3,300     Coach, Inc.+  .....................       98,670
        700     Cobra Electronics Corp ............        6,601
        775     Coldwater Creek, Inc.+  ...........       20,739
        200     Collectors Universe ...............        2,796
        900     Columbia Sportswear Co.+  .........       40,734
     21,522     Comcast Corp., Class A+  ..........      704,630
        900     Comstock Homebuilding
                Cos., Inc., Class A+  .............        5,697
        700     Conn's, Inc.+  ....................       18,585
        250     Cooper Tire & Rubber Co. ..........        2,785
      1,550     Corinthian Colleges, Inc.+  .......       22,258
        700     Cox Radio, Inc., Class A+  ........       10,094
        300     Crown Media Holdings, Inc.,
                Class A+  .........................        1,236
        650     CSK Auto Corp.+  ..................        7,780
      1,200     Cumulus Media, Inc., Class
                A+  ...............................       12,804
        350     Dana Corp. ........................          924
        900     Darden Restaurants, Inc. ..........       35,460
        200     Design Within Reach, Inc.+  .......        1,368
      1,250     DeVry, Inc.+  .....................       27,462
        600     Dillard's, Inc., Class A ..........       19,110
        800     Directed Electronics, Inc.+  ......       10,496
      9,102     DIRECTV Group, Inc.
                (The)+  ...........................      150,183
      2,800     Discovery Holding Co., Class
                A+  ...............................       40,964
        200     Dixie Group, Inc.+  ...............        2,658
        700     Dolby Laboratories, Inc.,
                Class A+  .........................       16,310
      3,131     Dollar General Corp. ..............       43,771
      1,050     Dollar Tree Stores, Inc.+  ........       27,825
         50     Domino's Pizza, Inc. ..............        1,237
      1,050     Dover Downs Gaming &
                Entertainment, Inc. ...............       20,622

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
      1,100     Dow Jones & Co., Inc. .............     $ 38,511
      2,423     DR Horton, Inc. ...................       57,716
        200     Dreamworks Animation
                SKG, Inc., Class A+  ..............        4,580
        800     Dress Barn, Inc.+  ................       20,280
        900     DSW, Inc., Class A+  ..............       32,778
        200     Dura Automotive Systems,
                Inc., Class A+  ...................          374
      3,900     Eastman Kodak Co. .................       92,742
      2,300     EchoStar Communications
                Corp., Class A+  ..................       70,863
      1,000     Educate, Inc.+  ...................        7,660
        219     Emmis Communications
                Corp., Class A+  ..................        3,425
        200     Empire Resorts, Inc.+  ............        1,390
        550     Entercom Communications
                Corp. .............................       14,388
        600     Entravision Communications
                Corp., Class A+  ..................        5,142
        700     Escala Group, Inc.+  ..............        3,276
        700     Everlast Worldwide, Inc.+  ........        9,730
      1,050     EW Scripps Co., Class A ...........       45,297
        200     Exide Technologies+  ..............          856
      3,390     Expedia, Inc.+  ...................       50,749
        800     Family Dollar Stores, Inc. ........       19,544
        200     Famous Dave's Of America,
                Inc.+  ............................        2,660
      5,948     Federated Department
                Stores, Inc. ......................      217,697
        700     Finish Line (The), Class A ........        8,281
        700     Fleetwood Enterprises, Inc.+ ......        5,278
      1,600     Foot Locker, Inc. .................       39,184
     19,135     Ford Motor Co. ....................      132,606
      1,600     Fortune Brands, Inc. ..............      113,616
        400     Forward Industries, Inc.+  ........        1,660
        100     Fossil, Inc.+  ....................        1,801
        800     Fred's, Inc. ......................       10,680
        200     FTD Group, Inc.+  .................        2,700
        100     Furniture Brands
                International, Inc. ...............        2,084

                       See Notes to Financial Statements.
                                       41

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
        700     Gaiam, Inc., Class A+  ............     $  9,814
        400     GameStop Corp., Class A+  .........       16,800
      3,000     Gannett Co, Inc. ..................      167,790
      6,050     Gap, Inc. (The) ...................      105,270
        800     Garmin, Ltd. ......................       84,352
        200     Gaylord Entertainment Co.+ ........        8,728
        100     Gemstar-TV Guide
                International, Inc.+  .............          352
      4,220     General Motors Corp. ..............      125,714
      2,060     Gentex Corp. ......................       28,840
      1,900     Genuine Parts Co. .................       79,154
        800     Getty Images, Inc.+  ..............       50,808
      1,850     Goodyear Tire & Rubber Co.
                (The)+  ...........................       20,535
        100     GSI Commerce, Inc.+  ..............        1,353
      1,200     GTECH Holdings Corp. ..............       41,736
        900     Guess?, Inc.+  ....................       37,575
        200     Guitar Center, Inc.+  .............        8,894
      2,760     H&R Block, Inc. ...................       65,854
        100     Handleman Co. .....................          815
      2,500     Harley-Davidson, Inc. .............      137,225
        700     Harman International
                Industries, Inc. ..................       59,759
      1,908     Harrah's Entertainment, Inc........      135,777
      1,200     Harte-Hanks, Inc. .................       30,768
      1,550     Hasbro, Inc. ......................       28,070
        700     Hearst-Argyle Television,
                Inc. ..............................       15,442
        200     Hibbett Sporting Goods,
                Inc.+  ............................        4,780
      3,115     Hilton Hotels Corp. ...............       88,092
     21,650     Home Depot, Inc. ..................      774,854
        700     Hooker Furniture Corp .............       11,739
        700     HOT Topic, Inc.+  .................        8,057
      1,100     Hovnanian Enterprises, Inc.,
                Class A+  .........................       33,088
      2,590     IAC/InterActiveCorp.+  ............       68,610
        200     Infosonics Corp.+  ................        1,208
        850     Interactive Data Corp.+  ..........       17,076

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
      1,100     Interface, Inc., Class A+  ........     $ 12,595
      3,500     International Game
                Technology ........................      132,790
        212     International Speedway
                Corp., Class A ....................        9,830
      4,142     Interpublic Group of Cos.,
                Inc.+  ............................       34,586
        700     iRobot Corp.+  ....................       17,416
        500     ITT Educational Services,
                Inc.+  ............................       32,905
      2,267     J.C. Penney Co., Inc. .............      153,045
        100     Jarden Corp.+  ....................        3,045
      2,100     Johnson Controls, Inc. ............      172,662
      1,378     Jones Apparel Group, Inc. .........       43,807
        300     Journal Register Co. ..............        2,688
        717     K2, Inc.+  ........................        7,844
      1,500     KB Home ...........................       68,775
        200     Kenneth Cole Productions,
                Inc., Class A .....................        4,466
        100     Keystone Automotive
                Industries, Inc.+  ................        4,222
        900     Kimball International, Inc.,
                Class B ...........................       17,739
      3,600     Kohl's Corp.+  ....................      212,832
        100     Krispy Kreme Doughnuts,
                Inc.+  ............................          814
        200     K-Swiss, Inc., Class A ............        5,340
        800     Lakes Entertainment Inc.+  ........        9,672
      1,200     Lamar Advertising Co., Class
                A+  ...............................       64,632
      1,400     Las Vegas Sands Corp.+  ...........      109,004
        800     Laureate Education, Inc.+  ........       34,104
        100     La-Z-Boy, Inc. ....................        1,400
        400     Leapfrog Enterprises, Inc.+  ......        4,040
        250     Lear Corp. ........................        5,552
      1,050     Lee Enterprises, Inc. .............       28,298
      2,160     Leggett & Platt, Inc. .............       53,957
      1,300     Lennar Corp., Class A .............       57,681
        200     Lenox Group, Inc.+  ...............        1,418

                       See Notes to Financial Statements.
                                       42

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
      4,501     Liberty Global, Inc., Class
                A+  ...............................     $ 96,772
      3,210     Liberty Media Holding Corp.
                - Capital Series 'A'+  ............      268,902
     14,550     Liberty Media Holding Corp.
                - Interactive 'A'+  ...............      251,133
      3,615     Limited Brands, Inc. ..............       92,508
        100     Lin TV Corp., Class A+  ...........          755
        800     Lincoln Educational Services
                Corp.+  ...........................       13,672
        700     Lithia Motors, Inc., Class A ......       21,224
      1,398     Live Nation, Inc.+  ...............       28,463
      1,200     Liz Claiborne, Inc. ...............       44,472
        100     LKQ Corp.+  .......................        1,900
      7,528     Lowe's Cos., Inc. .................      456,724
      1,100     Marine Products Corp. .............       10,703
      4,200     Marriott International, Inc.,
                Class A ...........................      160,104
      1,400     Marvel Entertainment, Inc.+ .......       28,000
      3,930     Mattel, Inc. ......................       64,884
        250     Matthews International
                Corp., Class A ....................        8,618
        546     McClatchy Co., Class A ............       21,923
     13,100     McDonald's Corp. ..................      440,160
      4,200     McGraw-Hill Cos., Inc.
                (The) .............................      210,966
        271     MDC Holdings, Inc. ................       14,073
        767     Mediacom Communications
                Corp., Class A+  ..................        4,778
        429     Men's Wearhouse, Inc.
                (The) .............................       12,999
        150     Meritage Homes Corp.+  ............        7,088
      1,400     MGM Mirage+  ......................       57,120
      1,400     Michaels Stores, Inc. .............       57,736
      1,477     Mohawk Industries, Inc.+  .........      103,907
        100     Monarch Casino & Resort,
                Inc.+  ............................        2,812
        800     Morton's Restaurant Group,
                Inc.+  ............................       12,256
        200     Movado Group, Inc. ................        4,590

     Shares                                               Value
---------------                                     ----------------
Consumer Discretionary (continued)
         50     Nautilus, Inc. ....................     $    786
        100     Navarre Corp.+  ...................          498
        800     NetFlix, Inc.+  ...................       21,768
        900     New York & Co., Inc.+  ............        8,793
      1,600     New York Times Co., Class
                A .................................       39,264
      2,626     Newell Rubbermaid, Inc. ...........       67,830
     23,988     News Corp., Class A ...............      460,090
      1,900     Nike, Inc., Class B ...............      153,900
        800     Nitches, Inc.+  ...................        4,200
        100     Noble International, Ltd. .........        1,432
      2,600     Nordstrom, Inc. ...................       94,900
      2,700     NTL, Inc. .........................       67,230
        100     NVR, Inc.+  .......................       49,125
        700     Oakley, Inc. ......................       11,795
      3,400     Office Depot, Inc.+  ..............      129,200
        400     OfficeMax, Inc. ...................       16,300
      2,200     Omnicom Group, Inc. ...............      195,998
      1,400     O'Reilly Automotive, Inc.+  .......       43,666
        800     Orient-Express Hotels, Ltd.,
                Class A ...........................       31,072
         50     Orleans Homebuilders, Inc..........          812
        800     OSI Restaurant Partners, Inc.......       27,680
        700     Pacific Sunwear of
                California, Inc.+  ................       12,551
        550     Payless Shoesource, Inc.+  ........       14,944
        200     PC Mall, Inc.+  ...................        1,270
        800     Penn National Gaming,
                Inc.+  ............................       31,024
        700     PEP Boys-Manny Moe &
                Jack ..............................        8,211
        200     Perry Ellis International,
                Inc.+  ............................        5,062
      1,500     Petsmart, Inc. ....................       38,400
        900     Phillips-Van Heusen ...............       34,344
        700     Pier 1 Imports, Inc. ..............        4,886
        500     Pinnacle Entertainment,
                Inc.+  ............................       15,325
        800     Polaris Industries, Inc. ..........       34,640

                       See Notes to Financial Statements.
                                       43

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                 Value
---------------                                       ----------------
Consumer Discretionary (continued)
        600     Polo Ralph Lauren Corp. .............     $ 32,940
        678     Pool Corp. ..........................       29,581
        100     Princeton Review, Inc.+  ............          532
         94     Proliance International,
                Inc.+  ..............................          434
      2,400     Pulte Homes, Inc. ...................       69,096
      1,900     Quiksilver, Inc.+  ..................       23,142
        241     R.H. Donnelley Corp.+  ..............       13,031
      1,050     Radio One, Inc., Class A+  ..........        7,875
      1,650     RadioShack Corp. ....................       23,100
        100     Rare Hospitality
                International, Inc.+  ...............        2,876
        500     Reader's Digest Association,
                Inc. (The) ..........................        6,980
        100     Regal Entertainment Group,
                Class A .............................        2,032
      1,200     Regis Corp. .........................       42,732
        450     Rent-A-Center, Inc.+  ...............       11,187
        800     Retail Ventures, Inc.+  .............       14,256
        100     Riviera Holdings Corp.+  ............        2,020
        200     Rocky Brands, Inc.+  ................        4,250
      1,600     Ross Stores, Inc. ...................       44,880
      1,000     Royal Caribbean Cruises,
                Ltd. ................................       38,250
        650     Ruby Tuesday, Inc. ..................       15,866
        200     Russ Berrie & Co., Inc.+  ...........        2,452
        200     Russell Corp. .......................        3,632
        200     Ryan's Restaurant Group,
                Inc.+  ..............................        2,382
        600     Ryland Group, Inc. ..................       26,142
      1,100     Saks, Inc. ..........................       17,787
        600     Salem Communications
                Corp., Class A ......................        7,806
        200     Sands Regent+  ......................        2,900
        500     Sauer-Danfoss, Inc. .................       12,710
        850     Scholastic Corp.+  ..................       22,074
        600     Scientific Games Corp., Class
                A+  .................................       21,372
        800     Sealy, Corp. ........................       10,616
      1,000     Sears Holdings Corp.+  ..............      154,840

     Shares                                                 Value
---------------                                       ----------------
Consumer Discretionary (continued)
        488     Select Comfort Corp.+  ..............     $ 11,209
      3,100     Service Corp. International .........       25,234
      2,800     ServiceMaster Co. (The) .............       28,924
      1,200     Sherwin-Williams Co. (The)...........       56,976
        400     Shoe Carnival, Inc.+  ...............        9,544
     11,300     Sirius Satellite Radio, Inc.+  ......       53,675
        700     Six Flags, Inc.+  ...................        3,934
        200     Skechers U.S.A., Inc., Class
                A+  .................................        4,822
        746     Snap-On, Inc. .......................       30,153
        700     Sonic Automotive, Inc. ..............       15,526
        800     Sonic Corp.+  .......................       16,632
      1,153     Sotheby's+  .........................       30,266
        800     Source Interlink Cos., Inc.+  .......        9,520
        600     Spanish Broadcasting
                System, Class A+  ...................        3,066
        400     Speedway Motorsports, Inc............       15,096
        800     Stamps.com, Inc.+  ..................       22,256
        950     Standard-Pacific Corp. ..............       24,415
        200     Stanley Furniture Co., Inc. .........        4,794
      1,100     Stanley Works (The) .................       51,942
      7,100     Staples, Inc. .......................      172,672
      8,200     Starbucks Corp.+  ...................      309,632
      2,473     Starwood Hotels & Resorts
                Worldwide, Inc. .....................      149,221
        800     Station Casinos, Inc. ...............       54,464
        550     Steak N Shake Co. (The)+  ...........        8,327
        100     Steinway Musical
                Instruments+  .......................        2,452
        300     Steven Madden, Ltd. .................        8,886
        200     Stewart Enterprises, Inc.,
                Class A .............................        1,150
        100     Strayer Education, Inc. .............        9,712
        200     Stride Rite Corp. ...................        2,638
        100     Superior Industries
                International .......................        1,829
        800     Talbots, Inc. .......................       14,760
      8,600     Target Corp. ........................      420,282
        129     Tarragon Corp. ......................        1,787

                       See Notes to Financial Statements.
                                       44

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
         37     Technical Olympic USA,
                Inc. ...............................    $       531
        800     Tempur-Pedic International,
                Inc.+  .............................         10,808
        700     Tenneco, Inc.+  ....................         18,200
        800     Texas Roadhouse, Inc., Class
                A+  ................................         10,816
      1,500     Tiffany & Co. ......................         49,530
        400     Timberland Co., Class A+  ..........         10,440
     47,974     Time Warner, Inc. ..................        829,950
      4,900     TJX Cos., Inc. .....................        112,014
      1,900     Toll Brothers, Inc.+  ..............         48,583
        300     Trans World Entertainment
                Corp.+  ............................          2,166
      2,301     Tribune Co. ........................         74,621
         50     Triple Crown Media, Inc.+  .........            434
        700     TRW Automotive Holdings
                Corp.+  ............................         19,096
        800     Tuesday Morning Corp. ..............         10,520
        100     Tupperware Brands Corp. ............          1,969
        200     Universal Electronics, Inc.+  ......          3,542
        250     Universal Technical Institute,
                Inc.+  .............................          5,505
      2,765     Univision Communications,
                Inc., Class A+  ....................         92,628
      1,000     Urban Outfitters, Inc.+  ...........         17,490
        650     Valassis Communications,
                Inc.+  .............................         15,334
        200     Value Line, Inc. ...................          8,540
        600     Valuevision Media, Inc.,
                Class A+  ..........................          6,618
      1,300     VF Corp. ...........................         88,296
      7,062     Viacom, Inc., Class B+  ............        253,102
        700     VistaPrint, Ltd.+  .................         18,718
      1,650     Visteon Corp.+  ....................         11,896
         50     Volcom, Inc.+  .....................          1,600
     20,820     Walt Disney Co. (The) ..............        624,600
        100     Warnaco Group, Inc. (The)+ .........          1,868
        100     Warner Music Group Corp. ...........          2,948

     Shares                                                Value
---------------                                      ----------------
Consumer Discretionary (continued)
        446     Weight Watchers
                International, Inc. ................    $    18,237
      1,400     Wendy's International, Inc. ........         81,606
        700     Westwood One, Inc. .................          5,250
        847     Whirlpool Corp. ....................         70,005
        300     Wiley (John) & Sons, Inc.,
                Class A ............................          9,960
        900     Williams-Sonoma, Inc. ..............         30,645
        700     WMS Industries, Inc.+  .............         19,173
        400     Wolverine World Wide, Inc...........          9,332
        600     WorldSpace, Inc., Class A+  ........          2,148
      1,100     WPT Enterprises, Inc.+  ............          6,622
      1,100     Wynn Resorts, Ltd.+  ...............         80,630
        800     Xerium Technologies Inc ............          7,536
      2,100     XM Satellite Radio Holdings,
                Inc., Class A+  ....................         30,765
        550     Yankee Candle Co., Inc. ............         13,756
        200     Young Broadcasting, Inc.,
                Class A+  ..........................            628
      3,400     Yum! Brands, Inc. ..................        170,918
        400     Zale Corp.+  .......................          9,636
        700     Zumiez, Inc.+  .....................         26,299
                                                        -----------
                                                         17,755,978
                                                        -----------
Consumer Staples - 8.1%
        850     Alberto-Culver Co. .................         41,412
        200     Alico, Inc. ........................         11,022
        200     Alliance One International,
                Inc. ...............................            888
     21,400     Altria Group, Inc. .................      1,571,402
      8,400     Anheuser-Busch Cos., Inc. ..........        382,956
      6,761     Archer-Daniels-Midland Co...........        279,094
      4,350     Avon Products, Inc. ................        134,850
        600     BJ's Wholesale Club, Inc.+  ........         17,010
        600     Brown-Forman Corp., Class
                B ..................................         42,870
      1,200     Bunge, Ltd. ........................         60,300
      2,900     Campbell Soup Co. ..................        107,619
        700     Casey's General Stores, Inc.........         17,507

                       See Notes to Financial Statements.
                                       45

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                  Value
---------------                                        ----------------
Consumer Staples (continued)
        700     Chattem, Inc.+  ......................    $    21,259
        200     Chiquita Brands
                International, Inc. ..................          2,756
        800     Church & Dwight Co, Inc. .............         29,136
      1,400     Clorox Co. ...........................         85,358
     22,370     Coca-Cola Co. (The) ..................        962,357
      2,520     Coca-Cola Enterprises, Inc. ..........         51,332
      5,380     Colgate-Palmolive Co. ................        322,262
      4,773     ConAgra Foods, Inc. ..................        105,531
      1,650     Constellation Brands, Inc.,
                Class A+  ............................         41,250
        600     Corn Products International,
                Inc. .................................         18,360
      5,400     Costco Wholesale Corp. ...............        308,502
      8,080     CVS Corp. ............................        248,056
      1,484     Dean Foods Co.+  .....................         55,190
      2,005     Del Monte Foods Co. ..................         22,516
        700     Elizabeth Arden, Inc.+  ..............         12,516
        833     Energizer Holdings, Inc.+  ...........         48,789
      2,400     Estee Lauder Cos., Inc., Class
                A (The) ..............................         92,808
        700     Flowers Foods, Inc. ..................         20,048
      3,400     General Mills, Inc. ..................        175,644
        300     Great Atlantic & Pacific Tea
                Co. ..................................          6,816
      1,900     Hershey Co. (The) ....................        104,633
      3,900     HJ Heinz Co ..........................        160,758
        900     Hormel Foods Corp. ...................         33,426
        700     Inter Parfums, Inc. ..................         12,054
        718     J.M. Smucker Co. (The) ...............         32,095
      2,600     Kellogg Co. ..........................        125,918
      4,874     Kimberly-Clark Corp. .................        300,726
      2,800     Kraft Foods, Inc., Class A ...........         86,520
      7,450     Kroger Co. (The) .....................        162,857
      1,050     Loews Corp. - Carolina
                Group ................................         53,939
      1,300     McCormick & Co., Inc. ................         43,615
        900     Molson Coors Brewing Co.,
                Class B ..............................         61,092

     Shares                                                  Value
---------------                                        ----------------
Consumer Staples (continued)
        200     Natural Health Trends
                Corp.+  ..............................    $       744
        200     Natures Sunshine Products,
                Inc. .................................          1,866
        600     NBTY, Inc.+  .........................         14,346
        500     Nu Skin Enterprises, Inc.,
                Class A ..............................          7,425
      1,620     Pepsi Bottling Group, Inc. ...........         52,083
        600     PepsiAmericas, Inc. ..................         13,266
     17,340     PepsiCo, Inc. ........................      1,041,094
      1,200     Performance Food Group
                Co.+  ................................         36,456
         50     Pilgrim's Pride Corp. ................          1,290
        700     Playtex Products, Inc.+  .............          7,301
     33,952     Procter & Gamble Co. .................      1,887,731
        700     Reliv International, Inc. ............          6,916
      1,132     Reynolds American, Inc. ..............        130,520
         67     Rocky Mountain Chocolate
                Factory, Inc. ........................            866
      4,450     Safeway, Inc. ........................        115,700
      7,970     Sara Lee Corp. .......................        127,679
        700     Smart & Final, Inc.+  ................         11,788
        800     Smithfield Foods, Inc.+  .............         23,064
        600     Spartan Stores, Inc. .................          8,778
        800     Spectrum Brands, Inc.+  ..............         10,336
      2,711     Supervalu, Inc. ......................         83,228
      6,500     Sysco Corp. ..........................        198,640
      2,405     Tyson Foods, Inc., Class A ...........         35,738
      1,800     UST, Inc. ............................         81,342
        700     Vector Group, Ltd. ...................         11,375
     10,900     Walgreen Co. .........................        488,756
     27,020     Wal-Mart Stores, Inc. ................      1,301,553
        100     Weis Markets, Inc. ...................          4,120
      1,400     Whole Foods Market, Inc. .............         90,496
      2,400     Wm. Wrigley Jr. Co. ..................        108,864
                                                          -----------
                                                           12,378,410
                                                          -----------
Energy - 9.9%
      1,200     Able Energy+  ........................          6,828

                       See Notes to Financial Statements.
                                       46

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                            Value
---------------                                     -----------
Energy (continued)
        100     Alon USA Energy, Inc. ............. $   3,147
        800     Alpha Natural Resources,
                Inc.+  ............................    15,696
      4,556     Anadarko Petroleum Corp. ..........   217,276
      3,756     Apache Corp. ......................   256,347
      1,600     Arch Coal, Inc. ...................    67,792
      3,900     Baker Hughes, Inc. ................   319,215
        600     Barnwell Industries, Inc. .........    14,388
        700     Basic Energy Services, Inc.+ ......    21,399
        300     Berry Petroleum Co., Class
                A .................................     9,945
      3,472     BJ Services Co ....................   129,367
        700     Boardwalk Pipeline Partners
                LP ................................    17,143
        550     Bois 'd Arc Energy, Inc.+  ........     9,058
        700     Bolt Technology Corp.+  ...........     8,449
        400     BP Prudhoe Bay Royalty
                Trust .............................    31,960
        250     Cabot Oil & Gas Corp. .............    12,250
      1,200     Cameron International
                Corp.+  ...........................    57,324
        700     Carrizo Oil & Gas, Inc.+  .........    21,917
        950     Cheniere Energy, Inc.+  ...........    37,050
      3,850     Chesapeake Energy Corp. ...........   116,462
     23,049     Chevron Corp. ..................... 1,430,421
      1,147     Cimarex Energy Co. ................    49,321
        900     Clayton Williams Energy,
                Inc.+  ............................    31,086
        700     Comstock Resources, Inc.+  ........    20,902
     15,601     ConocoPhillips .................... 1,022,334
      2,000     CONSOL Energy, Inc. ...............    93,440
        200     Copano Energy LLC .................     9,556
        200     Cross Timbers Royalty Trust........     8,998
        100     Delta Petroleum Corp.+  ...........     1,713
      1,200     Denbury Resources, Inc.+  .........    38,004
      4,736     Devon Energy Corp. ................   286,102
      1,000     Diamond Offshore Drilling,
                Inc. ..............................    83,930
        500     Dorchester Minerals LP ............    12,555

     Shares                                            Value
---------------                                     -----------
Energy (continued)
        600     Double Hull Tankers, Inc. ......... $   8,082
        700     Dresser-Rand Group, Inc.+  ........    16,436
      6,614     El Paso Corp. .....................    99,210
          3     Enbridge Energy
                Management LLC+  ..................       105
        450     Encore Acquisition Co.+  ..........    12,073
        700     Energy Partners, Ltd.+  ...........    13,265
        700     Energy Transfer Equity LP .........    18,543
      1,600     ENSCO International, Inc. .........    73,632
      2,800     EOG Resources, Inc. ...............   194,152
        800     EXCO Resources, Inc.+  ............     9,120
     64,150     Exxon Mobil Corp. ................. 3,935,602
      1,039     FMC Technologies, Inc.+  ..........    70,091
        696     Forest Oil Corp.+  ................    23,079
        750     Foundation Coal Holdings,
                Inc. ..............................    35,198
        500     Frontier Oil Corp. ................    16,200
        800     Georesources, Inc.+  ..............     6,576
        750     Global Industries, Ltd.+  .........    12,525
      2,197     GlobalSantaFe Corp. ...............   126,877
      1,300     Grant Prideco, Inc.+  .............    58,175
      2,500     Grey Wolf, Inc.+  .................    19,250
        700     Gulfmark Offshore, Inc.+  .........    18,081
      5,000     Halliburton Co. ...................   371,050
        850     Hanover Compressor Co.+  ..........    15,963
        800     Harvest Natural Resources,
                Inc.+  ............................    10,832
        900     Helix Energy Solutions
                Group, Inc.+  .....................    36,324
        350     Helmerich & Payne, Inc. ...........    21,091
        900     Hercules Offshore, Inc.+  .........    31,500
      2,500     Hess Corp. ........................   132,125
        400     Holly Corp. .......................    19,280
      1,170     Hugoton Royalty Trust .............    34,749
        750     Inergy Holdings LP ................    24,015
        900     Input/Output, Inc.+  ..............     8,505
        900     International Coal Group,
                Inc.+  ............................     6,471
        650     KCS Energy, Inc.+  ................    19,305

                       See Notes to Financial Statements.
                                       47

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                      ----------------
Energy (continued)
      2,736     Kerr-McGee Corp. ...................     $189,742
      1,300     KFX, Inc.+  ........................       19,864
        432     Kinder Morgan Management,
                LLC+  ..............................       18,574
      1,100     Kinder Morgan, Inc. ................      109,879
        100     Linn Energy LLC ....................        2,095
        250     Lone Star Technologies,
                Inc.+  .............................       13,505
        100     Magellan Midstream
                Holdings LP ........................        2,085
      3,536     Marathon Oil Corp. .................      294,549
        363     Mariner Energy, Inc.+  .............        6,668
        950     Massey Energy Co. ..................       34,200
        200     Maverick Tube Corp.+  ..............       12,638
        600     McMoRan Exploration Co.+  ..........       10,560
      1,800     Murphy Oil Corp. ...................      100,548
      3,400     Nabors Industries, Ltd.+  ..........      114,886
      1,719     National Oilwell Varco, Inc.+ ......      108,847
      1,400     Newfield Exploration Co.+  .........       68,516
      1,400     Newpark Resources+  ................        8,610
      1,460     Noble Corp. ........................      108,653
      1,800     Noble Energy, Inc. .................       84,348
      4,705     Occidental Petroleum Corp...........      482,498
        400     Oceaneering International,
                Inc.+  .............................       18,340
      1,500     OMI Corp. ..........................       32,475
        700     Omni Energy Services
                Corp.+  ............................        8,225
        700     Pacific Ethanol, Inc.+  ............       16,184
      1,350     Parker Drilling Co.+  ..............        9,693
      1,350     Patterson-UTI Energy, Inc. .........       38,218
      3,200     Peabody Energy Corp. ...............      178,400
        850     PetroHawk Energy Corp.+  ...........       10,710
        600     Petroquest Energy, Inc.+  ..........        7,368
      1,600     Pioneer Natural Resources
                Co. ................................       74,256
      1,000     Plains Exploration &
                Production Co.+  ...................       40,540
        650     Pogo Producing Co. .................       29,965

     Shares                                                Value
---------------                                      ----------------
Energy (continued)
      1,250     Pride International, Inc.+  ........     $ 39,038
        750     Quicksilver Resources, Inc.+ .......       27,608
      1,575     Range Resources Corp. ..............       42,824
        700     Regency Energy Partners LP..........       15,400
        100     Rosetta Resources, Inc.+  ..........        1,662
      1,200     Rowan Cos., Inc. ...................       42,708
        700     RPC, Inc. ..........................       16,996
     12,400     Schlumberger, Ltd. .................      807,364
        100     Ship Finance International,
                Ltd. ...............................        1,731
      2,200     Smith International, Inc. ..........       97,834
      1,400     Southwestern Energy Co.+  ..........       43,624
      1,250     St. Mary Land & Exploration
                Co. ................................       50,312
        800     Sulphco, Inc.+  ....................        5,728
      1,440     Sunoco, Inc. .......................       99,778
        850     Superior Energy Services,
                Inc.+  .............................       28,815
        700     T-3 Energy Services, Inc.+  ........       13,636
        900     Teekay Shipping Corp. ..............       37,656
        850     Tesoro Corp. .......................       63,206
        800     Tetra Technologies, Inc.+  .........       24,232
        950     Tidewater, Inc. ....................       46,740
        400     Todco, Class A .....................       16,340
      1,000     Transmontaigne Partners LP..........       30,160
        800     Transmontaigne, Inc.+  .............        8,968
      3,213     Transocean, Inc.+  .................      258,068
        100     Trico Marine Services, Inc.+ .......        3,400
      1,940     Ultra Petroleum Corp.+  ............      114,984
        800     Union Drilling, Inc.+  .............       11,888
      1,150     USEC, Inc. .........................       13,628
      6,664     Valero Energy Corp. ................      443,289
        300     W&T Offshore, Inc. .................       11,667
        700     Warren Resources, Inc.+  ...........       10,052
      4,000     Weatherford International,
                Ltd.+  .............................      198,480
        850     Western Gas Resources, Inc..........       50,872
        700     Western Refining, Inc. .............       15,106
      5,450     Williams Cos., Inc. ................      127,312

                       See Notes to Financial Statements.
                                       48

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                        -----------
Energy (continued)
      3,138     XTO Energy, Inc. ..................... $  138,919

                                                       ----------
                                                       15,174,521
                                                       ----------
Financials - 22.1%
        530     1st Source Corp. .....................     17,930
        700     21st Century Insurance
                Group ................................     10,080
        250     Acadia Realty Trust ..................      5,913
        300     Accredited Home Lenders
                Holding Co.+  ........................     14,343
      3,300     ACE, Ltd. ............................    166,947
        400     Advance America Cash
                Advance Centers, Inc. ................      7,016
      5,000     Aflac, Inc. ..........................    231,750
        700     Alfa Corp. ...........................     11,592
        100     Alleghany Corp.+  ....................     27,636
      7,200     Allstate Corp. (The) .................    394,056
      1,200     AMB Property Corp. ...................     60,660
      1,500     AMBAC Financial Group,
                Inc. .................................    121,650
        100     Amcore Financial, Inc. ...............      2,931
        700     American Equity Investment
                Life Holding Co. .....................      7,462
     11,650     American Express Co. .................    620,013
      1,200     American Financial Group,
                Inc. .................................     51,480
      1,250     American Financial Realty
                Trust ................................     12,100
        300     American Home Mortgage
                Investment Corp. .....................     11,058
     23,475     American International
                Group, Inc. ..........................  1,386,199
        200     American Physicians Capital,
                Inc.+  ...............................     10,518
         50     AmericanWest Bancorp .................      1,132
      1,600     AmeriCredit Corp.+  ..................     44,672
      2,580     Ameriprise Financial, Inc. ...........    115,249
        800     AmerUs Group Co. .....................     46,840
      4,533     AmSouth Bancorp ......................    119,898

     Shares                                                Value
---------------                                        -----------
Financials (continued)
        310     Anchor Bancorp Wisconsin,
                Inc. ................................. $    9,353
      1,950     Annaly Mortgage
                Management, Inc. .....................     24,980
        700     Anthracite Capital, Inc. .............      8,512
        100     Anworth Mortgage Asset
                Corp. ................................        830
      2,350     AON Corp. ............................     81,827
      1,272     Apartment Investment &
                Management Co., Class A ..............     55,268
        200     Arbor Realty Trust, Inc. .............      5,010
        200     Arch Capital Group, Ltd.+  ...........     11,892
      2,292     Archstone-Smith Trust ................    116,594
        900     Arthur J. Gallagher & Co. ............     22,806
        700     Ashford Hospitality Trust,
                Inc. .................................      8,834
        100     Aspen Insurance Holdings,
                Ltd. .................................      2,329
        700     Asset Acceptance Capital
                Corp.+  ..............................     13,860
      1,304     Associated Banc-Corp. ................     41,115
        200     Associated Estates Realty
                Corp. ................................      2,480
      1,200     Assurant, Inc. .......................     58,080
        800     Assured Guaranty, Ltd. ...............     20,296
      1,900     Astoria Financial Corp. ..............     57,855
        800     AvalonBay Communities,
                Inc. .................................     88,496
      1,200     Axis Capital Holdings, Ltd. ..........     34,332
        900     BancFirst Corp. ......................     40,275
        550     BancorpSouth, Inc. ...................     14,988
        150     Bank Mutual Corp. ....................      1,833
     48,011     Bank of America Corp. ................  2,309,329
      1,350     Bank of Hawaii Corp. .................     66,960
      8,350     Bank of New York Co., Inc.
                (The) ................................    268,870
        300     BankAtlantic Bancorp, Inc.,
                Class A ..............................      4,452
        300     Banner Corp. .........................     11,562
      5,498     BB&T Corp. ...........................    228,662

                       See Notes to Financial Statements.
                                       49

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                             Value
---------------                                     -------------
Financials (continued)
      1,455     Bear Stearns Cos., Inc.
                (The) .............................    $  203,816
        308     Berkshire Hathaway, Inc.,
                Class B+  .........................       937,244
        700     BioMed Realty Trust, Inc. .........        20,958
        700     BKF Capital Group, Inc. ...........         4,375
        350     Boston Private Financial
                Holdings, Inc. ....................         9,765
      1,400     Boston Properties, Inc. ...........       126,560
        688     Brandywine Realty Trust ...........        22,133
        700     BRE Properties, Inc., Class A......        38,500
        800     Brookfield Properties
                Corporation .......................        25,736
        506     Brookline Bancorp, Inc. ...........         6,968
      1,200     Brown & Brown, Inc. ...............        35,064
        700     Camden Property Trust .............        51,485
        350     Capital City Bank Group,
                Inc. ..............................        10,570
      3,000     Capital One Financial Corp.........       256,350
      2,339     CapitalSource, Inc. ...............        54,873
        100     Capitol Bancorp, Ltd. .............         3,895
        275     Capitol Federal Financial .........         9,430
        200     Capstead Mortgage Corp. ...........         1,518
        700     CarrAmerica Realty Corp. ..........        31,185
      1,088     Cathay General Bancorp ............        39,581
      1,300     CB Richard Ellis Group, Inc.,
                Class A+  .........................        32,370
        700     CBL & Associates Properties,
                Inc. ..............................        27,251
        100     CBOT Holdings, Inc., Class
                A+  ...............................        11,959
        800     Centennial Bank Holdings,
                Inc.+  ............................         8,272
     10,764     Charles Schwab Corp. (The).........       172,009
        300     Charter Financial Corp. ...........        11,838
        700     CharterMac ........................        13,097
        700     Chemical Financial Corp. ..........        21,420
        400     Chicago Mercantile
                Exchange Holdings, Inc. ...........       196,460
      1,175     Chittenden Corp. ..................        30,374

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
      4,600     Chubb Corp. .......................    $  229,540
      1,894     Cincinnati Financial Corp. ........        89,037
      2,446     CIT Group, Inc. ...................       127,901
     52,225     Citigroup, Inc. ...................     2,519,334
        600     Citizens Banking Corp. ............        14,646
        150     City Holding Co. ..................         5,421
        814     City National Corp. ...............        52,983
        700     CoBiz, Inc. .......................        15,764
        400     Cohen & Steers, Inc. ..............         9,440
      1,650     Colonial BancGroup, Inc.
                (The) .............................        42,372
        329     Colonial Properties Trust .........        16,253
        276     Columbia Banking System,
                Inc. ..............................        10,317
      2,048     Comerica, Inc. ....................       106,476
      2,700     Commerce Bancorp, Inc. ............        96,309
        656     Commerce Bancshares, Inc...........        32,833
        390     Commercial Capital
                Bancorp, Inc. .....................         6,142
        150     Community Bank System,
                Inc. ..............................         3,026
        750     Community Banks, Inc. .............        19,500
        900     Community Trust Bancorp,
                Inc. ..............................        31,437
      1,400     Compass Bancshares, Inc. ..........        77,840
        900     CompuCredit Corp.+  ...............        34,596
      1,600     Conseco, Inc.+  ...................        36,960
         50     Corporate Office Properties
                Trust .............................         2,104
      5,698     Countrywide Financial
                Corp. .............................       216,980
        500     Cousins Properties, Inc. ..........        15,465
        600     Crescent Real Estate Equities
                Co. ...............................        11,136
        250     Cullen/Frost Bankers, Inc. ........        14,325
         50     CVB Financial Corp. ...............           783
        800     Deerfield Triarc Capital
                Corp. .............................        10,384
        322     Delphi Financial Group,
                Class A ...........................        11,708

                       See Notes to Financial Statements.
                                       50

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      1,326     Developers Diversified
                Realty Corp. .....................     $ 69,191
        900     DiamondRock Hospitality
                Co. ..............................       13,329
        100     Digital Reality Trust, Inc. ......        2,469
        200     Dollar Financial Corp.+  .........        3,600
      1,550     Doral Financial Corp. ............        9,936
      1,576     Duke Realty Corp. ................       55,396
      4,037     E*Trade Financial Corp.+  ........       92,124
        650     East West Bancorp, Inc. ..........       24,642
         50     EastGroup Properties, Inc. .......        2,334
      1,000     Eaton Vance Corp. ................       24,960
      1,100     Edwards (A.G.), Inc. .............       60,852
        800     Endurance Specialty
                Holdings, Ltd. ...................       25,600
        500     Equity Inns, Inc. ................        8,280
      3,645     Equity Office Properties
                Trust ............................      133,079
      3,254     Equity Residential ...............      145,551
        800     Everest Re Group, Ltd. ...........       69,256
        100     Extra Space Storage, Inc. ........        1,624
     10,000     Fannie Mae .......................      481,000
        300     FBL Financial Group, Inc.,
                Class A ..........................        9,720
        700     Federal Realty Investment
                Trust ............................       49,000
        700     Federated Investors, Inc.,
                Class B ..........................       22,050
      1,150     FelCor Lodging Trust, Inc. .......       25,001
      2,100     FFD Financial Corp. ..............       35,700
        100     Fidelity Bankshares, Inc. ........        3,182
      1,686     Fidelity National Financial,
                Inc. .............................       65,670
        700     Fidelity National Title
                Group, Inc., Class A .............       13,769
        700     Fieldstone Investment Corp........        6,412
      5,635     Fifth Third Bancorp ..............      208,213
        700     First Acceptance Corp.+  .........        8,246
        967     First American Corp. .............       40,875
        750     First Bancorp ....................        6,975

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
        300     First Cash Financial Services,
                Inc.+  ...........................     $  5,925
        350     First Charter Corp. ..............        8,586
        700     First Commonwealth
                Financial Corp. ..................        8,890
        250     First Financial Bancorp ..........        3,728
        900     First Financial Bankshares,
                Inc. .............................       32,886
        100     First Financial Corp. ............        3,001
      2,100     First Horizon National Corp.......       84,420
        800     First Industrial Realty Trust,
                Inc. .............................       30,352
        700     First Merchants Corp. ............       17,017
        900     First Midwest Bancorp, Inc........       33,372
      1,758     First Niagara Financial
                Group, Inc. ......................       24,647
        900     First Oak Brook Bancshares,
                Inc. .............................       33,300
        100     First Potomac Realty Trust .......        2,979
        400     FirstMerit Corp. .................        8,376
        700     Flagstar Bancorp, Inc. ...........       11,172
        700     FNB Corp. ........................       11,039
      1,000     Forest City Enterprises, Class
                A ................................       49,910
        400     Franklin Bank Corp.+  ............        8,076
      1,700     Franklin Resources, Inc. .........      147,577
        700     Franklin Street Properties
                Corp. ............................       13,776
      7,350     Freddie Mac ......................      419,024
      1,600     Fremont General Corp. ............       29,696
      2,860     Friedman, Billings, Ramsey
                Group, Inc., Class A .............       31,374
      1,359     Fulton Financial Corp. ...........       21,635
        900     GAMCO Investors, Inc.,
                Class A ..........................       33,084
      2,400     General Growth Properties,
                Inc. .............................      108,144
      4,400     Genworth Financial, Inc.,
                Class A ..........................      153,296
        200     Getty Realty Corp. ...............        5,688

                       See Notes to Financial Statements.
                                       51

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        200     GFI Group, Inc.+  .................    $   10,790
        100     Glenborough Realty Trust,
                Inc. ..............................         2,154
        450     Glimcher Realty Trust .............        11,164
        600     GMH Communities Trust .............         7,908
      2,900     Golden West Financial
                Corp. .............................       215,180
      3,770     Goldman Sachs Group, Inc...........       567,121
        200     Government Properties
                Trust, Inc. .......................         1,898
        100     Gramercy Capital Corp. ............         2,590
        400     Greater Bay Bancorp ...............        11,500
        229     Hancock Holding Co. ...............        12,824
        800     Hanmi Financial Corp. .............        15,552
        600     Hanover Insurance Group,
                Inc. (The) ........................        28,476
        353     Harleysville National Corp. .......         7,487
      3,600     Hartford Financial Services
                Group, Inc. .......................       304,560
        850     HCC Insurance Holdings,
                Inc. ..............................        25,024
      1,400     Health Care Property
                Investors, Inc. ...................        37,436
        700     Health Care REIT, Inc. ............        24,465
        900     Healthcare Realty Trust, Inc.......        28,665
        800     Highland Hospitality Corp. ........        11,264
        350     Highwoods Properties, Inc..........        12,663
        800     Hospitality Properties Trust ......        35,136
      4,775     Host Hotels & Resorts, Inc. .......       104,429
      1,100     Housevalues, Inc.+  ...............         7,623
      2,400     HRPT Properties Trust .............        27,744
      5,826     Hudson City Bancorp, Inc. .........        77,661
      2,413     Huntington Bancshares, Inc.........        56,899
        250     IMPAC Mortgage Holdings,
                Inc. ..............................         2,795
        900     Independent Bank
                Corp./MA ..........................        29,223
        700     Independent Bank Corp./MI..........        18,410
      1,000     IndyMac Bancorp, Inc. .............        45,850
        300     Inland Real Estate Corp. ..........         4,464

     Shares                                               Value
---------------                                     ----------------
Financials (continued)
        100     Innkeepers USA Trust ..............    $    1,728
        200     Integra Bank Corp. ................         4,350
        750     International Bancshares
                Corp. .............................        20,610
        300     Investment Technology
                Group, Inc.+  .....................        15,258
        800     Investors Financial Services
                Corp. .............................        35,920
        100     IPC Holdings, Ltd. ................         2,466
        700     Irwin Financial Corp. .............        13,573
      1,164     iStar Financial, Inc. .............        43,941
      1,850     Janus Capital Group, Inc. .........        33,115
        800     Jefferies Group, Inc. .............        23,704
     36,780     JPMorgan Chase & Co. ..............     1,544,760
      1,000     Kearny Financial Corp. ............        14,800
      4,100     Keycorp ...........................       146,288
      1,900     Kimco Realty Corp. ................        69,331
      1,700     KKR Financial Corp. ...............        35,377
      2,050     Knight Capital Group, Inc.,
                Class A+  .........................        31,222
        100     LaBranche & Co., Inc.+  ...........         1,211
      1,200     LandAmerica Financial
                Group, Inc. .......................        77,520
      1,650     Legg Mason, Inc. ..................       164,208
      5,568     Lehman Brothers Holdings,
                Inc. ..............................       362,755
      2,180     Leucadia National Corp. ...........        63,634
        450     Lexington Corporate
                Properties Trust ..................         9,720
      1,250     Liberty Property Trust ............        55,250
      3,000     Lincoln National Corp. ............       169,320
      3,800     Loews Corp. .......................       134,710
        550     Longview Fibre Co. ................        10,500
      1,300     M&T Bank Corp. ....................       153,296
        600     Macerich Co. (The) ................        42,120
        700     Mack-Cali Realty Corp. ............        32,144
      1,149     Main Street Trust, Inc. ...........        35,044
      5,470     Marsh & McLennan Cos.,
                Inc. ..............................       147,088
      2,307     Marshall & Ilsley Corp. ...........       105,502

                       See Notes to Financial Statements.
                                       52

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                             Value
---------------                                   ----------------
Financials (continued)
        100     Max Re Capital, Ltd. ............     $  2,184
      1,700     MBIA, Inc. ......................       99,535
      4,150     Mellon Financial Corp. ..........      142,884
      2,200     Mercantile Bankshares
                Corp. ...........................       78,474
      9,646     Merrill Lynch & Co., Inc. .......      670,976
      4,646     Metlife, Inc. ...................      237,922
        200     MFA Mortgage Investments,
                Inc. ............................        1,376
      1,400     MGIC Investment Corp. ...........       91,000
        100     Mid-America Apartment
                Communities, Inc. ...............        5,575
        247     Midland Co. (The) ...............        9,381
        350     Mid-State Bancshares ............        9,800
        200     Midwest Banc Holdings,
                Inc. ............................        4,450
      1,600     Mills Corp. (The) ...............       42,800
      1,700     Montpelier Re Holdings,
                Ltd. ............................       29,393
      2,300     Moody's Corp. ...................      125,258
      9,700     Morgan Stanley ..................      613,137
        800     MortgageIT Holdings, Inc. .......        9,648
        600     Nara Bancorp, Inc. ..............       11,250
      2,100     Nasdaq Stock Market, Inc.
                (The)+  .........................       62,790
        800     National Atlantic Holdings
                Corp., Class A+  ................        7,520
      6,613     National City Corp. .............      239,324
        200     National Health Investors,
                Inc. ............................        5,378
        400     National Interstate Corp. .......       10,848
      1,195     National Retail Properties,
                Inc. ............................       23,840
        620     Nationwide Financial
                Services, Class A ...............       27,330
        300     Nationwide Health
                Properties, Inc. ................        6,753
        200     Navigators Group, Inc.+  ........        8,764
        200     NBT Bancorp, Inc. ...............        4,646
        950     New Century Financial Corp.......       43,462

     Shares                                             Value
---------------                                   ----------------
Financials (continued)
      1,000     New Plan Excel Realty Trust......     $ 24,690
      2,037     New York Community
                Bancorp, Inc. ...................       33,631
        800     NewAlliance Bancshares,
                Inc. ............................       11,448
        700     Newcastle Investment Corp........       17,724
      5,636     North Fork Bancorporation,
                Inc. ............................      170,038
      2,200     Northern Trust Corp. ............      121,660
        500     Northwest Bancorp, Inc. .........       13,250
      1,700     Nuveen Investments, Inc.,
                Class A .........................       73,185
        700     Ocwen Financial Corp.+  .........        8,897
        700     Odyssey Re Holdings Corp.........       18,445
        600     Ohio Casualty Corp. .............       17,838
        994     Old National Bancorp ............       19,850
      2,237     Old Republic International
                Corp. ...........................       47,805
        100     Old Second Bancorp, Inc. ........        3,100
        800     Omega Healthcare Investors,
                Inc. ............................       10,576
        932     Oriental Financial Group ........       11,892
        283     Pacific Capital Bancorp .........        8,807
        800     Pan Pacific Retail Properties,
                Inc. ............................       55,496
        900     Parkway Properties, Inc. ........       40,950
        800     PartnerRe, Ltd. .................       51,240
        825     People's Bank ...................       27,101
        300     Philadelphia Consolidated
                Holding Co.+  ...................        9,108
      2,000     Phoenix Cos., Inc. (The) ........       28,160
        800     Platinum Underwriters
                Holdings, Ltd. ..................       22,384
      1,959     Plum Creek Timber Co., Inc.
                (REIT) ..........................       69,544
      1,100     PMI Group, Inc. (The) ...........       49,038
      3,100     Popular, Inc. ...................       59,520
        400     Presidential Life Corp. .........        9,832
        700     Primus Guaranty, Ltd.+  .........        7,770

                       See Notes to Financial Statements.
                                       53

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      2,600     Principal Financial Group,
                Inc. .............................     $144,690
         50     PrivateBancorp, Inc. .............        2,070
      1,165     ProAssurance Corp.+  .............       56,130
      6,600     Progressive Corp. (The) ..........      169,686
      2,894     Prologis .........................      150,835
        471     Prosperity Bancshares, Inc. ......       15,491
        800     Protective Life Corp. ............       37,296
         89     Provident Bankshares Corp.........        3,239
        700     Provident Financial Services,
                Inc. .............................       12,565
        300     Provident New York
                Bancorp ..........................        3,966
      5,200     Prudential Financial, Inc. .......      404,040
      1,186     Public Storage, Inc. .............       90,017
      1,370     Radian Group, Inc. ...............       84,639
        800     RAIT Investment Trust ............       23,360
      1,300     Raymond James Financial,
                Inc. .............................       39,351
      1,601     Rayonier, Inc. ...................       60,694
        800     Realty Income Corp. ..............       17,520
      1,000     Reckson Associates Realty
                Corp. ............................       41,380
        700     Regency Centers Corp. ............       43,505
      4,492     Regions Financial Corp. ..........      148,775
        800     RenaissanceRe Holdings,
                Ltd. .............................       38,768
        170     Republic Bancorp, Inc. ...........        2,106
        800     Resource Capital Corp. ...........       10,296
      1,400     Safeco Corp. .....................       78,890
        700     Saxon Capital, Inc. ..............        8,008
        100     Scottish Re Group, Ltd. ..........        1,668
        700     SeaBright Insurance
                Holdings, Inc.+  .................       11,277
        700     Seacoast Banking Corp. of
                Florida ..........................       18,641
      1,100     SEI Investments Co. ..............       53,768
        200     Selective Insurance Group ........       11,174
        550     Senior Housing Properties
                Trust ............................        9,850

     Shares                                              Value
---------------                                    ----------------
Financials (continued)
      1,400     Shurgard Storage Centers,
                Inc., Class A ....................     $ 87,500
      2,591     Simon Property Group, Inc.........      214,898
        200     Sizeler Property Investors,
                Inc. .............................        3,212
        620     Sky Financial Group, Inc. ........       14,638
        800     SL Green Realty Corp. ............       87,576
      3,900     SLM Corp. ........................      206,388
        650     South Financial Group, Inc.
                (The) ............................       17,166
      1,000     Southern Missouri Bancorp,
                Inc. .............................       13,000
      3,402     Sovereign Bancorp, Inc. ..........       69,095
        200     Spirit Finance Corp. .............        2,252
      1,100     St Joe Co. (The) .................       51,194
      7,584     St. Paul Travelers Cos., Inc.
                (The) ............................      338,095
        540     Stancorp Financial Group,
                Inc. .............................       27,491
        900     State Auto Financial Corp. .......       29,286
        750     State National Bancshares,
                Inc. .............................       28,582
      3,200     State Street Corp. ...............      185,888
        100     Sterling Bancshares, Inc. ........        1,875
        100     Stewart Information Services
                Corp. ............................        3,631
        100     Stifel Financial Corp.+  .........        3,531
        600     Strategic Hotels & Resorts,
                Inc. .............................       12,444
        711     Sun Bancorp, Inc.+  ..............       11,547
        900     Sun Communities, Inc. ............       29,277
        700     Sunstone Hotel Investors,
                Inc. .............................       20,342
      3,580     SunTrust Banks, Inc. .............      273,011
        700     Susquehanna Bancshares,
                Inc. .............................       16,730
         50     SVB Financial Group+  ............        2,273
      2,406     Synovus Financial Corp. ..........       64,433
      2,800     T. Rowe Price Group, Inc. ........      105,868
        550     Taubman Centers, Inc. ............       22,495

                       See Notes to Financial Statements.
                                       54

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                             Value
---------------                                   ----------------
Financials (continued)
      1,000     TCF Financial Corp. .............    $    26,450
      3,200     TD Ameritrade Holding
                Corp. ...........................         47,392
      1,405     TD Banknorth, Inc. ..............         41,377
        400     Texas Capital Bancshares,
                Inc.+  ..........................          9,320
        763     Texas Regional Bancshares,
                Inc., Class A ...................         28,933
        100     Thomas Weisel Partners
                Group, Inc.+  ...................          1,901
        946     Thornburg Mortgage, Inc. ........         26,365
        900     Tierone Corp. ...................         30,393
      1,300     Torchmark Corp. .................         78,936
        700     TradeStation Group, Inc.+  ......          8,869
         50     Trammell Crow Co.+  .............          1,758
        650     Trizec Properties, Inc. .........         18,616
        508     Trustco Bank Corp. ..............          5,598
        650     Trustmark Corp. .................         20,130
        350     Trustreet Properties, Inc. ......          4,616
     19,109     U.S. Bancorp ....................        590,086
        600     UCBH Holdings, Inc. .............          9,924
        110     UMB Financial Corp. .............          3,667
        700     Umpqua Holdings Corp. ...........         17,955
        400     UnionBanCal Corp. ...............         25,836
        900     United Bankshares, Inc. .........         32,967
        650     United Community Banks,
                Inc. ............................         19,786
      1,400     United Dominion Realty
                Trust, Inc. .....................         39,214
        700     United Fire & Casualty Co. ......         21,091
        500     United PanAm Financial
                Corp.+  .........................         15,200
        400     Unitrin, Inc. ...................         17,436
        900     Universal American Financial
                Corp.+  .........................         11,835
      2,357     UnumProvident Corp. .............         42,732
        600     USB Holding Co., Inc. ...........         13,500
        700     USI Holdings Corp.+  ............          9,387
        450     U-Store-It Trust ................          8,487
        806     Valley National Bancorp .........         20,722

     Shares                                             Value
---------------                                   ----------------
Financials (continued)
        900     Ventas, Inc. ....................    $    30,492
        500     Vineyard National Bancorp .......         13,450
        468     Virginia Commerce
                Bancorp+  .......................         11,185
      1,500     Vornado Realty Trust ............        146,325
      1,981     W Holding Co., Inc. .............         13,174
     17,284     Wachovia Corp. ..................        934,719
      1,500     Waddell & Reed Financial,
                Inc., Class A ...................         30,840
      1,833     Washington Federal, Inc. ........         42,507
     10,231     Washington Mutual, Inc. .........        466,329
        250     Washington Real Estate
                Investment Trust ................          9,175
        400     Washington Trust Bancorp,
                Inc. ............................         11,088
        550     Wauwatosa Holdings, Inc.+  ......          9,383
        904     Webster Financial Corp. .........         42,886
        975     Weingarten Realty Investors......         37,323
     17,395     Wells Fargo & Co. ...............      1,166,857
        300     WesBanco, Inc. ..................          9,297
        100     Wesco Financial Corp. ...........         38,100
        350     Western Alliance Bancorp+  ......         12,173
        375     Whitney Holding Corp. ...........         13,264
        850     Wilmington Trust Corp. ..........         35,853
        550     Wilshire Bancorp, Inc. ..........          9,911
        100     World Acceptance Corp.+  ........          3,552
        700     WP Stewart & Co., Ltd. ..........         10,654
      1,487     WR Berkley Corp. ................         50,751
      1,400     XL Capital, Ltd., Class A .......         85,820
      1,005     Zions Bancorp. ..................         78,330
        900     ZipRealty, Inc.+  ...............          7,633
                                                     -----------
                                                      33,772,939
                                                     -----------
Health Care - 12.1%
        700     A.D.A.M., Inc.+  ................          4,354
     16,000     Abbott Laboratories .............        697,760
        100     Abraxis BioScience, Inc.+  ......          2,384
        800     Adeza Biomedical Corp.+  ........         11,216
        700     Adolor Corp.+  ..................         17,507

                       See Notes to Financial Statements.
                                       55

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
        731     Advanced Medical Optics,
                Inc.+  ............................     $ 37,062
      6,200     Aetna, Inc. .......................      247,566
        600     Affymetrix, Inc.+  ................       15,360
        750     Alkermes, Inc.+  ..................       14,190
      1,490     Allergan, Inc. ....................      159,817
        400     Allscripts Healthcare
                Solutions, Inc.+  .................        7,020
        800     Alnylam Pharmaceuticals,
                Inc.+  ............................       12,064
        400     Alpharma, Inc., Class A ...........        9,616
        700     Altus Pharmaceuticals, Inc.+ ......       12,915
        900     Amedisys, Inc.+  ..................       34,110
        150     American Medical Systems
                Holdings, Inc.+  ..................        2,497
        650     AMERIGROUP Corp.+  ................       20,176
      2,540     AmerisourceBergen Corp. ...........      106,477
     12,602     Amgen, Inc.+  .....................      822,028
         50     AMN Healthcare Services,
                Inc.+  ............................        1,015
        700     Amsurg Corp.+  ....................       15,925
      1,200     Amylin Pharmaceuticals,
                Inc.+  ............................       59,244
        800     Andrx Corp.+  .....................       18,552
        900     Anika Therapeutics, Inc.+  ........        8,712
      2,200     Applera Corp. - Applied
                Biosystems Group ..................       71,170
        600     Applera Corp. - Celera
                Genomics Group+  ..................        7,770
        750     Apria Healthcare Group,
                Inc.+  ............................       14,175
        700     Arena Pharmaceuticals,
                Inc.+  ............................        8,106
        800     Atherogenics, Inc.+  ..............       10,440
      1,300     Bard (C.R.), Inc. .................       95,238
      1,375     Barr Pharmaceuticals, Inc.+  ......       65,574
        500     Bausch & Lomb, Inc. ...............       24,520
      6,463     Baxter International, Inc. ........      237,580
        900     Beckman Coulter, Inc. .............       49,995
      2,050     Becton Dickinson & Co. ............      125,316

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
      3,755     Biogen Idec, Inc.+  ...............     $173,969
        600     BioMarin Pharmaceuticals,
                Inc.+  ............................        8,622
      1,950     Biomet, Inc. ......................       61,016
     11,789     Boston Scientific Corp.+  .........      198,527
     20,000     Bristol-Myers Squibb Co. ..........      517,200
        200     Candela Corp.+  ...................        3,172
      4,436     Cardinal Health, Inc. .............      285,368
      4,428     Caremark Rx, Inc. .................      220,824
      3,600     Celgene Corp.+  ...................      170,748
        700     Centene Corp.+  ...................       16,471
        700     Cephalon, Inc.+  ..................       42,070
      1,000     Cepheid, Inc.+  ...................        9,710
      1,000     Cerner Corp.+  ....................       37,110
        644     Charles River Laboratories
                International, Inc.+  .............       23,699
      1,700     Cigna Corp. .......................      167,467
        700     Coley Pharmaceutical
                Group, Inc.+  .....................        8,085
      1,000     Community Health Systems,
                Inc.+  ............................       36,750
        700     Conmed Corp.+  ....................       14,490
        100     Connetics Corp.+  .................        1,176
        755     Cooper Cos., Inc. (The) ...........       33,439
      1,050     Covance, Inc.+  ...................       64,281
      1,691     Coventry Health Care, Inc.+ .......       92,904
        100     Cross Country Healthcare,
                Inc.+  ............................        1,819
        500     Cubist Pharmaceuticals,
                Inc.+  ............................       12,590
        100     CuraGen Corp.+  ...................          350
        200     Curative Health Services,
                Inc.+  ............................            1
        700     CV Therapeutics, Inc.+  ...........        9,779
        700     Cyberonics, Inc.+  ................       14,924
        700     Cynosure, Inc., Class A+  .........       10,010
      1,100     Cytyc Corp.+  .....................       27,896
      1,000     Dade Behring Holdings,
                Inc. ..............................       41,640
      1,250     DaVita, Inc.+  ....................       62,125

                       See Notes to Financial Statements.
                                       56

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        200     Dendrite International, Inc.+ ......    $    1,848
        850     Dentsply International, Inc.........        51,510
        180     Diagnostic Products Corp. ..........        10,471
        700     Dialysis Corp. of America+  ........         7,784
        900     Digene Corp.+  .....................        34,866
        100     Diversa Corp.+  ....................           966
        900     DJO, Inc.+  ........................        33,147
        100     Dyax Corp.+  .......................           294
        700     Edwards Lifesciences Corp.+ ........        31,801
     10,070     Eli Lilly & Co. ....................       556,569
      2,845     Emdeon Corp.+  .....................        35,306
        600     Encysive Pharmaceuticals,
                Inc.+  .............................         4,158
        700     Endo Pharmaceuticals
                Holdings, Inc.+  ...................        23,086
        300     eResearch Technology, Inc.+ ........         2,730
        700     ev3, Inc.+  ........................        10,367
        400     Exelixis, Inc.+  ...................         4,020
      1,400     Express Scripts, Inc.+  ............       100,436
      1,372     Fisher Scientific
                International, Inc.+  ..............       100,225
        200     Five Star Quality Care, Inc.+ ......         2,214
      3,000     Forest Laboratories, Inc.+  ........       116,070
      5,000     Genentech, Inc.+  ..................       409,000
        800     Genomic Health Inc+  ...............         9,416
        950     Gen-Probe, Inc.+  ..................        51,281
      2,955     Genzyme Corp.+  ....................       180,403
      4,450     Gilead Sciences, Inc.+  ............       263,262
        700     Hanger Orthopedic Group,
                Inc.+  .............................         5,852
      4,400     HCA, Inc. ..........................       189,860
      2,400     Health Management
                Associates, Inc., Class A ..........        47,304
      1,200     Health Net, Inc.+  .................        54,204
        700     HealthExtras, Inc.+  ...............        21,154
        700     Healthspring, Inc.+  ...............        13,125
      1,200     Henry Schein, Inc.+  ...............        56,076
        700     Hillenbrand Industries, Inc.........        33,950
        800     Hologic, Inc.+  ....................        39,488

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
      1,540     Hospira, Inc.+  ....................    $   66,128
      2,000     Human Genome Sciences,
                Inc.+  .............................        21,400
      1,800     Humana, Inc.+  .....................        96,660
        300     Hythiam, Inc.+  ....................         2,091
        650     ICOS Corp.+  .......................        14,294
      1,100     Idenix Pharmaceuticals,
                Inc.+  .............................        10,340
        950     ImClone Systems, Inc.+  ............        36,708
        200     Immtech Pharmaceuticals,
                Inc.+  .............................         1,358
        380     Immucor, Inc.+  ....................         7,307
      2,600     IMS Health, Inc. ...................        69,810
        900     Integra LifeSciences
                Holdings Corp.+  ...................        34,929
        700     Intermagnetics General
                Corp.+  ............................        18,886
        750     Intuitive Surgical, Inc.+  .........        88,478
        700     Inverness Medical
                Innovations, Inc.+  ................        19,761
        800     Invitrogen Corp.+  .................        52,856
        200     IRIS International, Inc.+  .........         2,632
     30,860     Johnson & Johnson ..................     1,849,131
        600     Keryx Biopharmaceuticals,
                Inc.+  .............................         8,520
        700     Kindred Healthcare, Inc.+  .........        18,200
        500     Kinetic Concepts, Inc.+  ...........        22,075
      2,574     King Pharmaceuticals, Inc.+ ........        43,758
        250     KV Pharmaceutical Co.,
                Class A+  ..........................         4,665
      1,400     Laboratory Corp. of America
                Holdings+  .........................        87,122
         50     Laserscope+  .......................         1,540
        600     LHC Group, Inc.+  ..................        11,952
        565     LifePoint Hospitals, Inc.+  ........        18,153
      1,100     Lincare Holdings, Inc.+  ...........        41,624
        200     Luminex Corp.+  ....................         3,478
        700     MannKind Corp.+  ...................        14,917
      1,200     Manor Care, Inc. ...................        56,304
        100     Matria Healthcare, Inc.+  ..........         2,142

                       See Notes to Financial Statements.
                                       57

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        300     Maxygen, Inc.+  ....................    $    2,244
      3,300     McKesson Corp. .....................       156,024
      1,200     Medarex, Inc.+  ....................        11,532
        700     Medcath Corp.+  ....................        13,188
      3,299     Medco Health Solutions,
                Inc.+  .............................       188,967
      1,300     Medicis Pharmaceutical
                Corp., Class A .....................        31,200
      2,655     MedImmune, Inc.+  ..................        71,950
     12,918     Medtronic, Inc. ....................       606,113
        700     Mentor Corp. .......................        30,450
     22,933     Merck & Co., Inc. ..................       835,449
        200     Merge Technologies, Inc.+  .........         2,462
        700     Meridian Bioscience, Inc. ..........        17,465
        300     MGI Pharma, Inc.+  .................         6,450
        800     Micrus Endovascular Corp.+ .........         9,648
      2,500     Millennium Pharmaceuticals,
                Inc.+  .............................        24,925
        150     Millipore Corp.+  ..................         9,448
        900     Molina Healthcare, Inc.+  ..........        34,245
        800     Momenta Pharmaceuticals,
                Inc.+  .............................        10,168
      2,100     Mylan Laboratories, Inc. ...........        42,000
        100     Myogen, Inc.+  .....................         2,900
        700     Nastech Pharmaceutical Co.,
                Inc.+  .............................        11,060
        950     Nektar Therapeutics+  ..............        17,423
        700     Neurometrix, Inc.+  ................        21,322
        700     New River Pharmaceuticals,
                Inc.+  .............................        19,950
        700     Nighthawk Radiology
                Holdings, Inc.+  ...................        12,558
        600     NxStage Medical, Inc.+  ............         5,238
        800     Odyssey HealthCare, Inc.+  .........        14,056
      1,200     Omnicare, Inc. .....................        56,904
        900     Omnicell, Inc.+  ...................        12,438
        700     OSI Pharmaceuticals, Inc.+  ........        23,072
        900     Palomar Medical
                Technologies, Inc.+  ...............        41,067
      1,400     Patterson Cos., Inc.+  .............        48,902

     Shares                                                Value
---------------                                      ----------------
Health Care (continued)
        200     PDI, Inc.+  ........................    $    2,878
      1,100     PDL Biopharma, Inc.+  ..............        20,251
        100     Pediatrix Medical Group,
                Inc.+  .............................         4,530
      1,217     PerkinElmer, Inc. ..................        25,435
        900     Perrigo Co. ........................        14,490
     76,611     Pfizer, Inc. .......................     1,798,060
      1,000     Pharmaceutical Product
                Development, Inc. ..................        35,120
        700     Phase Forward, Inc.+  ..............         8,064
        200     PRA International+  ................         4,454
        200     Providence Service Corp.
                (The)+  ............................         5,446
        500     PSS World Medical, Inc.+  ..........         8,825
        700     Psychiatric Solutions, Inc.+  ......        20,062
      1,800     Quest Diagnostics, Inc. ............       107,856
        700     Radiation Therapy Services,
                Inc.+  .............................        18,837
        700     Repros Therapeutics, Inc.+  ........         5,698
        600     Resmed, Inc.+  .....................        28,170
        800     Respironics, Inc.+  ................        27,376
        200     Rigel Pharmaceuticals, Inc.+ .......         1,946
        800     Salix Pharmaceuticals, Ltd.+ .......         9,840
     14,900     Schering-Plough Corp. ..............       283,547
        200     Sciele Pharma, Inc.+  ..............         4,638
        200     Senomyx, Inc.+  ....................         2,886
      1,300     Sepracor, Inc.+  ...................        74,282
        400     Sierra Health Services, Inc.+ ......        18,012
      1,000     Sirona Dental Systems, Inc. ........        39,620
        800     Solexa, Inc.+  .....................         6,800
        900     SonoSite, Inc.+  ...................        35,136
      4,100     St. Jude Medical, Inc.+  ...........       132,922
        650     STERIS Corp. .......................        14,859
      3,120     Stryker Corp. ......................       131,383
        900     SurModics, Inc.+  ..................        32,499
        700     Techne Corp.+  .....................        35,644
        500     Telik, Inc.+  ......................         8,250
      4,126     Tenet Healthcare Corp.+  ...........        28,799
        700     Theravance, Inc.+  .................        16,016

                       See Notes to Financial Statements.
                                       58

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Health Care (continued)
      1,265     Thermo Electron Corp.+  ........... $   45,844
        700     Thoratec Corp.+  ..................      9,709
        805     Triad Hospitals, Inc.+  ...........     31,862
        600     Trizetto Group, Inc.+  ............      8,874
        800     United Surgical Partners
                International, Inc.+  .............     24,056
        200     United Therapeutics Corp.+ ........     11,554
     14,462     UnitedHealth Group, Inc. ..........    647,608
        900     Universal Health Services,
                Inc., Class B .....................     45,234
      1,800     Valeant Pharmaceuticals
                International .....................     30,456
      1,500     Varian Medical Systems,
                Inc.+  ............................     71,025
        700     Varian, Inc.+  ....................     29,057
        800     VCA Antech, Inc.+  ................     25,544
      1,250     Vertex Pharmaceuticals,
                Inc.+  ............................     45,888
        700     Viasys Healthcare, Inc.+  .........     17,920
        700     Viropharma, Inc.+  ................      6,034
        200     Vital Signs, Inc. .................      9,906
      1,450     Waters Corp.+  ....................     64,380
      1,250     Watson Pharmaceuticals,
                Inc.+  ............................     29,100
      7,091     WellPoint, Inc.+  .................    516,012
        700     Wright Medical Group, Inc.+ .......     14,651
     14,150     Wyeth .............................    628,402
      2,700     Zimmer Holdings, Inc.+  ...........    153,144
        700     Zymogenetics, Inc.+  ..............     13,279
                                                    ----------
                                                    18,528,133
                                                    ----------
Industrials - 11.7%
      7,300     3M Co. ............................    589,621
        700     A.S.V., Inc.+  ....................     16,128
        700     ABM Industries, Inc. ..............     11,970
        273     ACCO Brands Corp.+  ...............      5,979
        800     Accuride Corp.+  ..................      9,976
      1,270     Actuant Corp., Class A ............     63,437
        100     Acuity Brands, Inc. ...............      3,891

     Shares                                             Value
---------------                                     -------------
Industrials (continued)
        900     Adesa, Inc. ....................... $   20,016
      1,750     AGCO Corp.+  ......................     46,060
        700     Airtran Holdings, Inc.+  ..........     10,402
        350     Alexander & Baldwin, Inc. .........     15,495
         50     Alliant Techsystems, Inc.+  .......      3,818
      2,200     Allied Waste Industries,
                Inc.+  ............................     24,992
      2,000     American Power Conversion
                Corp. .............................     38,980
        700     American Railcar Industries,
                Inc. ..............................     23,177
        200     American Science &
                Engineering, Inc.+  ...............     11,584
      1,300     American Standard Cos.,
                Inc. ..............................     56,251
        900     Ametek, Inc. ......................     42,642
        700     Ampco-Pittsburgh Corp. ............     20,055
      1,450     AMR Corp.+  .......................     36,859
        200     Angelica Corp. ....................      3,508
        200     Applied Signal Technology,
                Inc. ..............................      3,408
      1,000     Aramark Corp., Class B ............     33,110
        700     Argon ST, Inc.+  ..................     18,641
        600     Armor Holdings, Inc.+  ............     32,898
        400     Astec Industries, Inc.+  ..........     13,648
      1,400     Avery Dennison Corp. ..............     81,284
        200     Axsys Technologies, Inc.+  ........      3,014
        200     Baker (Michael) Corp.+  ...........      4,340
        700     Basin Water, Inc.+  ...............      7,014
        200     BE Aerospace, Inc.+  ..............      4,572
        900     BlueLinx Holdings, Inc. ...........     11,727
      7,700     Boeing Co. ........................    630,707
        100     Bowne & Co., Inc. .................      1,430
        900     Brady Corp., Class A ..............     33,156
        600     Briggs & Stratton Corp. ...........     18,666
        250     Brink's Co. (The) .................     14,103
        600     BTU International, Inc.+  .........      8,142
        750     Builders FirstSource, Inc.+  ......     15,270

                       See Notes to Financial Statements.
                                       59

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                              Value
---------------                                    ----------------
Industrials (continued)
      3,490     Burlington Northern Santa
                Fe Corp. .........................     $276,583
        200     C&D Technologies, Inc. ...........        1,504
      2,000     C.H. Robinson Worldwide,
                Inc. .............................      106,600
        300     Carlisle Cos., Inc. ..............       23,790
        200     Casella Waste Systems, Inc.,
                Class A+  ........................        2,618
      7,200     Caterpillar, Inc. ................      536,256
        400     CDI Corp. ........................       11,600
      9,927     Cendant Corp. ....................      161,711
        700     Central Parking Corp. ............       11,200
      1,086     ChoicePoint, Inc.+  ..............       45,362
      1,382     Cintas Corp. .....................       54,948
        400     Clarcor, Inc. ....................       11,916
        400     Clean Harbors, Inc.+  ............       16,124
        400     Columbus McKinnon Corp.+ .........        8,696
        800     Comfort Systems USA, Inc. ........       11,432
        400     Commercial Vehicle Group,
                Inc.+  ...........................        8,272
        200     Competitive Technologies,
                Inc.+  ...........................          570
        200     Consolidated Graphics, Inc+ ......       10,412
        500     Continental Airlines, Inc.,
                Class B+  ........................       14,900
        500     Con-Way, Inc. ....................       28,965
      1,300     Cooper Industries, Ltd., Class
                A ................................      120,796
        700     Copart, Inc.+  ...................       17,192
        200     Cornell Cos., Inc.+  .............        3,072
        400     Corporate Executive Board
                Co. ..............................       40,080
        100     CoStar Group, Inc.+  .............        5,983
      1,850     Covanta Holding Corp.+  ..........       32,653
        200     Covenant Transport, Inc.,
                Class A+  ........................        3,044
        100     Crane Co. ........................        4,160
      2,500     CSX Corp. ........................      176,100
        400     Cummins, Inc. ....................       48,900
        300     Curtiss-Wright Corp. .............        9,264

     Shares                                              Value
---------------                                    ----------------
Industrials (continued)
      3,018     Danaher Corp. ....................     $194,118
      2,100     Deere & Co. ......................      175,329
        200     Deluxe Corp. .....................        3,496
        800     Donaldson Co., Inc. ..............       27,096
      2,450     Dover Corp. ......................      121,104
        278     DRS Technologies, Inc. ...........       13,553
        950     Dun & Bradstreet Corp.+  .........       66,196
        400     Dynamic Materials Corp. ..........       13,492
      1,000     Eagle Bulk Shipping, Inc. ........       14,250
      1,700     Eaton Corp. ......................      128,180
        700     ElkCorp. .........................       19,439
      4,450     Emerson Electric Co. .............      372,955
        300     EnerSys+  ........................        6,270
        700     ENGlobal Corp.+  .................        5,453
        900     EnPro Industries, Inc.+  .........       30,240
      1,550     Equifax, Inc. ....................       53,227
        700     Evergreen Solar, Inc.+  ..........        9,086
      2,400     Expeditors International
                Washington, Inc. .................      134,424
        400     Exponent, Inc.+  .................        6,760
      1,200     Fastenal Co. .....................       48,348
        300     Federal Signal Corp. .............        4,542
      2,632     FedEx Corp. ......................      307,576
        800     First Advantage Corp., Class
                A+  ..............................       18,608
        800     Flanders Corp.+  .................        8,024
        700     Flow International Corp.+  .......        9,849
        400     Flowserve Corp.+  ................       22,760
      1,100     Fluor Corp. ......................      102,223
        300     Foster Wheeler, Ltd.+  ...........       12,960
        900     Freightcar America, Inc. .........       49,959
        200     Frozen Food Express
                Industries+  .....................        2,204
        500     FTI Consulting, Inc.+  ...........       13,385
        600     FuelCell Energy, Inc.+  ..........        5,748
        200     GATX Corp. .......................        8,500
        300     Gehl Co.+  .......................        7,659
        600     Genco Shipping & Trading,
                Ltd. .............................       10,416

                       See Notes to Financial Statements.
                                       60

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                              Value
---------------                                      -----------
Industrials (continued)
        600     General Cable Corp.+  .............. $  21,000
      3,840     General Dynamics Corp. .............   251,366
    110,046     General Electric Co. ............... 3,627,116
        550     Global Cash Access, Inc.+  .........     8,596
        100     Global Power Equipment
                Group, Inc.+  ......................       318
      1,200     Goodrich Corp. .....................    48,348
        987     Graco, Inc. ........................    45,382
      1,100     GrafTech International, Ltd.+ ......     6,380
        700     Greenbrier Cos., Inc. ..............    22,918
        100     H&E Equipment Services,
                Inc.+  .............................     2,945
        150     Harland (John H.) Co. ..............     6,525
        400     Harsco Corp. .......................    31,184
        250     Healthcare Services Group ..........     5,238
        533     Heartland Express, Inc. ............     9,535
        200     Herley Industries, Inc.+  ..........     2,242
        700     Herman Miller, Inc. ................    18,039
        550     Hexcel Corp.+  .....................     8,640
        700     HI Shear Technology Corp............    11,585
        900     HNI Corp. ..........................    40,815
      7,975     Honeywell International,
                Inc. ...............................   321,392
        550     Horizon Lines, Inc., Class A........     8,811
        100     HUB Group, Inc., Class A+  .........     2,453
        400     Hubbell, Inc., Class B .............    19,060
        200     Hudson Highland Group,
                Inc.+  .............................     2,158
      1,400     Hunt (JB) Transport Services,
                Inc. ...............................    34,874
        400     Hurco Cos., Inc.+  .................    10,276
        350     IDEX Corp. .........................    16,520
        100     IHS, Inc., Class A+  ...............     2,963
      1,700     IKON Office Solutions, Inc..........    21,420
      5,366     Illinois Tool Works, Inc. ..........   254,885
        700     Infrasource Services, Inc.+  .......    12,747
      3,150     Ingersoll-Rand Co., Ltd.,
                Class A ............................   134,757

     Shares                                             Value
---------------                                      -----------
Industrials (continued)
        100     Innovative Solutions &
                Support, Inc.+  .................... $   1,406
        100     Insituform Technologies,
                Inc., Class A+  ....................     2,289
        400     Interline Brands, Inc.+  ...........     9,352
        900     Intersections, Inc.+  ..............     9,765
        200     Ionatron, Inc.+  ...................     1,270
      1,500     ITT Corp. ..........................    74,250
        600     Jacobs Engineering Group,
                Inc.+  .............................    47,784
        800     Jacuzzi Brands, Inc.+  .............     7,040
      2,375     JetBlue Airways Corp.+  ............    28,832
      1,700     JLG Industries, Inc. ...............    38,250
      1,225     Joy Global, Inc. ...................    63,810
        700     K&F Industries Holdings,
                Inc.+  .............................    12,411
      1,073     Kansas City Southern+  .............    29,722
        400     Kelly Services, Inc., Class A.......    10,868
        100     Kenexa Corp.+  .....................     3,185
        300     Kennametal, Inc. ...................    18,675
        900     Kirby Corp.+  ......................    35,550
        387     Knight Transportation, Inc. ........     7,817
        550     Knoll, Inc. ........................    10,098
     14,400     Kreisler Manufacturing
                Corp.+  ............................   192,532
      1,300     L-3 Communications
                Holdings, Inc. .....................    98,046
        600     LaBarge, Inc.+  ....................     7,962
        700     Labor Ready, Inc.+  ................    15,855
        900     Ladish Co., Inc.+  .................    33,723
        700     Laidlaw International, Inc. ........    17,640
        600     Landstar System, Inc. ..............    28,338
        900     Learning Tree International,
                Inc.+  .............................     7,893
        100     LECG Corp.+  .......................     1,847
        550     Lennox International, Inc. .........    14,564
        900     Lincoln Electric Holdings,
                Inc. ...............................    56,385
        200     Lindsay Manufacturing Co. ..........     5,424
      3,400     Lockheed Martin Corp. ..............   243,916

                       See Notes to Financial Statements.
                                       61

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        200     LSI Industries, Inc. ...............     $  3,398
        100     Macquarie Infrastucture Co.
                Trust ..............................        2,759
        500     Manitowoc Co., Inc. (The) ..........       22,250
      1,303     Manpower, Inc. .....................       84,174
        100     Marten Transport, Ltd.+  ...........        2,174
      4,200     Masco Corp. ........................      124,488
      1,125     McDermott International,
                Inc.+  .............................       51,154
        700     McGrath Rentcorp ...................       19,467
        700     Meadow Valley Corp.+  ..............        8,015
        200     Medis Technologies, Ltd.+  .........        4,056
        100     Middleby Corp.+  ...................        8,656
      1,100     Monster Worldwide, Inc.+  ..........       46,926
        300     MSC Industrial Direct Co.,
                Class A ............................       14,271
        700     Navigant Consulting, Inc.+  ........       15,855
        350     Navistar International Corp.+ ......        8,614
      4,700     Norfolk Southern Corp. .............      250,134
      3,500     Northrop Grumman Corp. .............      224,210
        200     On Assignment, Inc.+  ..............        1,838
        100     Orbital Sciences Corp.+  ...........        1,614
        600     Oshkosh Truck Corp. ................       28,512
        900     Outlook Group Corp. ................       11,997
      1,825     Paccar, Inc. .......................      150,344
      1,400     Pall Corp. .........................       39,200
      1,529     Parker Hannifin Corp. ..............      118,650
      1,100     Pentair, Inc. ......................       37,609
        800     PeopleSupport, Inc.+  ..............       10,768
        700     Perini Corp.+  .....................       15,750
        623     PHH Corp.+  ........................       17,157
        100     Pike Electric Corp.+  ..............        1,926
      2,600     Pitney Bowes, Inc. .................      107,380
        800     Portec Retail Products Inc. ........       11,224
      1,100     Power-One, Inc.+  ..................        7,260
      1,400     Precision Castparts Corp. ..........       83,664
        200     PRG-Schultz International,
                Inc.+  .............................           90
        200     Quality Distribution, Inc.+  .......        2,656

     Shares                                                Value
---------------                                      ----------------
Industrials (continued)
        650     Quanta Services, Inc.+  ............     $ 11,264
        100     Quipp, Inc. ........................          868
      2,300     R.R. Donnelley & Sons Co. ..........       73,485
        700     Raven Industries, Inc. .............       22,050
      5,100     Raytheon Co. .......................      227,307
        700     Republic Airways Holdings,
                Inc.+  .............................       11,914
      1,000     Republic Services, Inc. ............       40,340
        200     Resources Connection, Inc.+ ........        5,004
      2,100     Robert Half International,
                Inc. ...............................       88,200
      1,500     Rockwell Automation, Inc. ..........      108,015
      1,700     Rockwell Collins, Inc. .............       94,979
        100     Rollins, Inc. ......................        1,964
      1,100     Roper Industries, Inc. .............       51,425
        800     Ryder System, Inc. .................       46,744
      1,400     Shaw Group, Inc. (The)+  ...........       38,920
         50     Simpson Manufacturing Co.,
                Inc. ...............................        1,802
      1,100     SIRVA, Inc.+  ......................        7,117
      1,550     SkyWest, Inc. ......................       38,440
        100     Smith (A.O.) Corp. .................        4,636
      6,943     Southwest Airlines Co. .............      113,657
        300     Spherion Corp.+  ...................        2,736
      1,200     Spire Corp.+  ......................        9,036
        934     SPX Corp. ..........................       52,257
        500     Standard Parking Corp.+  ...........       13,540
        200     Standard Register Co. (The).........        2,370
        700     Steelcase, Inc., Class A ...........       11,515
        500     Stericycle, Inc.+  .................       32,550
        700     Superior Essex, Inc.+  .............       20,951
        700     Swift Transportation Co.,
                Inc.+  .............................       22,232
        200     Sypris Solutions, Inc. .............        1,890
        550     Taleo Corp., Class A+  .............        6,484
      1,000     Taser International, Inc.+  ........        7,910
        600     TeleTech Holdings, Inc.+  ..........        7,596
        600     Terex Corp.+  ......................       59,220
      1,193     Tetra Tech, Inc.+  .................       21,164

                       See Notes to Financial Statements.
                                       62

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
      1,400     Textron, Inc. .....................    $   129,052
        250     Thomas & Betts Corp.+  ............         12,825
        800     Timken Co. ........................         26,808
        200     Titan International, Inc. .........          3,742
        200     Toro Co. ..........................          9,340
        700     TransDigm Group, Inc.+  ...........         16,765
        200     TRC Cos., Inc.+  ..................          2,106
        400     Trex Co., Inc.+  ..................         10,356
      1,200     Trinity Industries, Inc. ..........         48,480
      1,100     TRM Corp.+  .......................          7,623
        800     TurboChef Technologies,
                Inc.+  ............................          8,896
     21,100     Tyco International, Ltd. ..........        580,250
      1,600     UAL Corp.+  .......................         49,632
        300     Ultralife Batteries, Inc.+  .......          3,039
      2,400     Union Pacific Corp. ...............        223,104
        200     United Industrial Corp. ...........          9,050
      7,000     United Parcel Service, Inc.,
                Class B ...........................        576,310
        600     United Rentals, Inc.+  ............         19,188
      1,200     United Stationers, Inc.+  .........         59,184
      9,694     United Technologies Corp. .........        614,793
        200     Universal Truckload
                Services, Inc.+  ..................          6,826
        800     URS Corp.+  .......................         33,600
      1,041     US Airways Group, Inc.+  ..........         52,612
        400     US Xpress Enterprises, Inc.,
                Class A+  .........................         10,808
        300     USG Corp.+  .......................         21,879
        800     UTi Worldwide, Inc. ...............         20,184
        100     Viad Corp. ........................          3,130
        700     Vicor Corp. .......................         11,599
        200     Volt Information Sciences,
                Inc.+  ............................          9,320
         50     Wabash National Corp. .............            768
        300     Wabtec Corp. ......................         11,220
        300     Walter Industries, Inc. ...........         17,295
        850     Waste Connections, Inc.+  .........         30,940
        800     Waste Industries USA, Inc. ........         18,144

     Shares                                               Value
---------------                                     ----------------
Industrials (continued)
      5,550     Waste Management, Inc. ............    $   199,134
        900     Watson Wyatt Worldwide,
                Inc., Class A .....................         31,626
      1,250     Werner Enterprises, Inc. ..........         25,338
        800     WESCO International, Inc.+  .......         55,200
        800     Williams Scotsman
                International, Inc.+  .............         17,472
      1,200     WW Grainger, Inc. .................         90,276
        950     YRC Worldwide, Inc.+  .............         40,003
                                                       -----------
                                                        17,884,829
                                                       -----------
Information Technology - 14.5%
      5,700     Accenture, Ltd., Class A ..........        161,424
        800     Access Integrated
                Technologies, Inc., Class A+ ......          7,848
        200     Actel Corp.+  .....................          2,870
      2,444     Activision, Inc.+  ................         27,813
        200     Acxiom Corp. ......................          5,000
      1,331     ADC Telecommunications,
                Inc.+  ............................         22,441
        200     ADE Corp.+  .......................          6,498
      6,359     Adobe Systems, Inc.+  .............        193,059
        700     Adtran, Inc. ......................         15,701
        800     Advanced Analogic
                Technologies, Inc.+  ..............          8,384
      1,100     Advanced Digital
                Information Corp.+  ...............         12,947
        200     Advanced Energy Industries,
                Inc.+  ............................          2,648
      4,600     Advanced Micro Devices,
                Inc.+  ............................        112,332
        700     Aeroflex, Inc.+  ..................          8,169
      1,200     Affiliated Computer Services,
                Inc., Class A+  ...................         61,932
      1,940     Agere Systems, Inc.+  .............         28,518
        100     Agile Software Corp.+  ............            634
      4,246     Agilent Technologies, Inc.+  ......        134,004
        500     Agilysys, Inc. ....................          9,000
      1,259     Akamai Technologies, Inc.+ ........         45,563

                       See Notes to Financial Statements.
                                       63

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                                   Value
---------------                                         ----------------
Information Technology (continued)
        450     Alliance Data Systems
                Corp.+  ...............................    $   26,469
      3,100     Altera Corp.+  ........................        54,405
        200     Altiris, Inc.+  .......................         3,608
        200     American Technology
                Corp.+  ...............................           534
        800     AMIS Holdings, Inc.+  .................         8,000
      1,100     Amkor Technology, Inc.+  ..............        10,406
        800     Amphenol Corp., Class A ...............        44,768
      3,300     Analog Devices, Inc. ..................       106,062
        200     Anaren, Inc.+  ........................         4,098
      1,550     Andrew Corp.+  ........................        13,733
        450     Anixter International, Inc. ...........        21,357
      1,100     Answers Corp.+  .......................        10,472
      9,200     Apple Computer, Inc.+  ................       525,504
     16,158     Applied Materials, Inc. ...............       263,052
        200     Aptimus, Inc.+  .......................         1,740
      1,450     aQuantive, Inc.+  .....................        36,728
      1,100     Arris Group, Inc.+  ...................        14,432
        850     Arrow Electronics, Inc.+  .............        27,370
      1,000     Aspen Technology, Inc.+  ..............        13,120
        700     Astea International, Inc.+  ...........         6,370
        100     Atheros Communications,
                Inc.+  ................................         1,896
        100     Atmel Corp.+  .........................           555
        600     ATMI, Inc.+  ..........................        14,772
      2,600     Autodesk, Inc.+  ......................        89,596
      6,000     Automatic Data Processing,
                Inc. ..................................       272,100
      5,690     Avaya, Inc.+  .........................        64,980
        793     Avid Technology, Inc.+  ...............        26,431
      1,200     Avnet, Inc.+  .........................        24,024
        350     Avocent Corp.+  .......................         9,188
        700     AVX Corp. .............................        11,053
      1,189     Axcelis Technologies, Inc.+  ..........         7,015
        200     Bankrate, Inc.+  ......................         7,552
      4,550     BEA Systems, Inc.+  ...................        59,560
      2,400     BearingPoint, Inc.+  ..................        20,088
        200     Bel Fuse, Inc., Class B ...............         6,562

     Shares                                                   Value
---------------                                         ----------------
Information Technology (continued)
        650     Belden CDT, Inc. ......................    $   21,482
        200     Bell Microproducts, Inc.+  ............         1,084
        900     Benchmark Electronics,
                Inc.+  ................................        21,708
        550     BISYS Group, Inc. (The)+  .............         7,535
        750     Blackbaud, Inc. .......................        17,025
        400     Blackboard, Inc.+  ....................        11,584
        200     Blue Coat Systems, Inc.+  .............         3,372
      3,017     BMC Software, Inc.+  ..................        72,106
        700     Brightpoint, Inc.+  ...................         9,471
      4,365     Broadcom Corp., Class A+  .............       131,168
        100     Brocade Communications
                Systems, Inc.+  .......................           614
        706     Brooks Automation, Inc.+  .............         8,331
      4,272     CA, Inc. ..............................        87,790
        800     Cabot Microelectronics
                Corp.+  ...............................        24,248
      2,427     Cadence Design Systems,
                Inc.+  ................................        41,623
        550     Carrier Access Corp.+  ................         4,548
        800     Cascade Microtech, Inc.+  .............         9,168
        200     Catapult Communications
                Corp.+  ...............................         2,180
        680     CDW Corp. .............................        37,162
      1,600     Ceridian Corp.+  ......................        39,104
        700     Checkfree Corp.+  .....................        34,692
        200     Ciber, Inc.+  .........................         1,318
      1,381     Ciena Corp.+  .........................         6,643
        700     Cirrus Logic, Inc.+  ..................         5,698
     63,773     Cisco Systems, Inc.+  .................     1,245,487
      1,800     Citrix Systems, Inc.+  ................        72,252
        200     Click Commerce, Inc.+  ................         3,946
      2,537     CNET Networks, Inc.+  .................        20,245
        800     Cogent, Inc.+  ........................        12,056
        650     Cognex Corp. ..........................        16,920
      1,400     Cognizant Technology
                Solutions Corp., Class A+  ............        94,318
        650     CommScope, Inc.+  .....................        20,423
      2,080     Computer Sciences Corp.+  .............       100,755

                       See Notes to Financial Statements.
                                       64

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
      4,750     Compuware Corp.+  ................     $ 31,825
        100     Comtech Telecommuni-
                cations Corp.+  ..................        2,927
      2,731     Comverse Technology, Inc.+ .......       53,992
      1,300     Convergys Corp.+  ................       25,350
     17,319     Corning, Inc.+  ..................      418,947
        700     Cree, Inc.+  .....................       16,632
      1,150     CSG Systems International,
                Inc.+  ...........................       28,451
        200     CTS Corp. ........................        2,978
      1,400     Cypress Semiconductor
                Corp.+  ..........................       20,356
        700     DealerTrack Holdings, Inc.+ ......       15,477
     21,200     Dell, Inc.+  .....................      517,492
        950     Diebold, Inc. ....................       38,589
      1,850     Digitas, Inc.+  ..................       21,497
        900     Diodes, Inc.+  ...................       37,296
      1,000     Ditech Networks, Inc.+  ..........        8,720
        100     DSP Group, Inc.+  ................        2,485
        700     DST Systems, Inc.+  ..............       41,650
        200     DTS, Inc.+  ......................        3,896
        800     Eagle Test Systems, Inc.+  .......       11,216
      1,621     Earthlink, Inc.+  ................       14,038
     10,800     eBay, Inc.+  .....................      316,332
        100     Echelon Corp.+  ..................          749
        200     eCollege.com, Inc.+  .............        4,228
        200     EFJ, Inc.+  ......................        1,202
        280     eFunds Corp.+  ...................        6,174
        900     Electro Scientific Industries,
                Inc.+  ...........................       16,191
      3,200     Electronic Arts, Inc.+  ..........      137,728
      5,200     Electronic Data Systems
                Corp. ............................      125,112
        450     Electronics for Imaging+  ........        9,396
        200     Embarcadero Technologies,
                Inc.+  ...........................        1,220
     24,829     EMC Corp.+  ......................      272,374
        800     Emcore Corp.+  ...................        7,680
      1,550     Emulex Corp.+  ...................       25,218

     Shares                                              Value
---------------                                    ----------------
Information Technology (continued)
        600     EndWave Corp.+  ..................     $  7,458
      2,086     Entegris, Inc.+  .................       19,880
        300     Epicor Software Corp.+  ..........        3,159
        200     EPIQ Systems, Inc.+  .............        3,328
        300     Exar Corp.+  .....................        3,981
        800     Extreme Networks+  ...............        3,328
         50     F5 Networks, Inc.+  ..............        2,674
         50     Factset Research Systems,
                Inc. .............................        2,365
      1,044     Fair Isaac Corp. .................       37,908
      1,300     Fairchild Semiconductor
                International, Inc.+  ............       23,621
        100     FalconStor Software, Inc.+  ......          697
        200     Fargo Electronics, Inc.+  ........        5,078
        200     FARO Technologies, Inc.+  ........        3,392
        400     FEI Co.+  ........................        9,072
      1,050     Fidelity National Information
                Services, Inc. ...................       37,170
        650     Filenet Corp.+  ..................       17,504
      7,979     First Data Corp. .................      359,374
      2,228     Fiserv, Inc.+  ...................      101,062
        650     Flir Systems, Inc.+  .............       14,339
         50     Formfactor, Inc.+  ...............        2,232
        200     Forrester Research, Inc.+  .......        5,596
        850     Foundry Networks, Inc.+  .........        9,061
      4,451     Freescale Semiconductor,
                Inc., Class B+  ..................      130,859
        400     Gartner, Inc.+  ..................        5,680
        800     Genesis Microchip, Inc.+  ........        9,248
        100     Global e-Point, Inc.+  ...........          200
        650     Global Payments, Inc. ............       31,558
      2,000     Google, Inc., Class A+  ..........      838,660
        200     Harmonic, Inc.+  .................          896
      1,000     Harris Corp. .....................       41,510
        700     Heartland Payment Systems,
                Inc.+  ...........................       19,516
        170     Hewitt Associates, Inc., Class
                A+  ..............................        3,822
     29,477     Hewlett-Packard Co. ..............      933,831

                       See Notes to Financial Statements.
                                       65

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        150     Hittite Microwave Corp.+  ......... $   5,424
        100     Hutchinson Technology,
                Inc.+  ............................     2,163
        700     Hypercom Corp.+  ..................     6,545
        850     Hyperion Solutions Corp.+  ........    23,460
        200     ID Systems, Inc.+  ................     3,546
        550     Ikanos Communications,
                Inc.+  ............................     8,354
        200     Imergent, Inc.+  ..................     2,600
        650     Informatica Corp.+  ...............     8,554
        150     Infospace, Inc.+  .................     3,400
        300     infoUSA, Inc. .....................     3,093
      2,000     Ingram Micro, Inc., Class A+ ......    36,260
      2,210     Integrated Device
                Technology, Inc.+  ................    31,338
     61,016     Intel Corp. ....................... 1,156,253
      1,100     Interactive Intelligence+  ........    15,554
        293     Interchange Corp.+  ...............     1,412
        300     Interdigital Communications
                Corp.+  ...........................    10,473
        200     Intermec, Inc.+  ..................     4,588
     17,070     International Business
                Machines Corp. .................... 1,311,317
        200     International DisplayWorks,
                Inc.+  ............................     1,040
        800     International Rectifier
                Corp.+  ...........................    31,264
      1,600     Intersil Corp., Class A ...........    37,200
        300     Inter-Tel, Inc. ...................     6,318
        200     Interwoven, Inc.+  ................     1,716
      1,350     Intuit, Inc.+  ....................    81,526
      1,350     Iron Mountain, Inc.+  .............    50,463
        300     Ixia+  ............................     2,700
      1,200     IXYS Corp.+  ......................    11,520
        700     j2 Global Communications,
                Inc.+  ............................    21,854
      1,150     Jabil Circuit, Inc. ...............    29,440
        400     Jack Henry & Associates,
                Inc. ..............................     7,864
      7,430     JDS Uniphase Corp.+  ..............    18,798

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      5,090     Juniper Networks, Inc.+  .......... $  81,389
        400     Jupitermedia Corp.+  ..............     5,200
        200     Kanbay International, Inc.+  ......     2,908
        200     Keane, Inc.+  .....................     2,500
        200     Keithley Instruments, Inc. ........     2,546
        200     Kemet Corp.+  .....................     1,844
        200     Keynote Systems, Inc.+  ...........     2,062
      2,100     KLA-Tencor Corp. ..................    87,297
         50     Komag, Inc.+  .....................     2,309
        500     Kulicke & Soffa Industries,
                Inc.+  ............................     3,705
      1,400     Lam Research Corp.+  ..............    65,268
        100     Lattice Semiconductor
                Corp.+  ...........................       618
        800     Leadis Technologies, Inc.+  .......     4,416
        200     LeCroy Corp.+  ....................     2,870
        900     Lexmark International, Inc.,
                Class A+  .........................    50,247
      3,400     Linear Technology Corp. ...........   113,866
        100     Liquidity Services, Inc.+  ........     1,557
        200     LoJack Corp.+  ....................     3,772
      3,690     LSI Logic Corp.+  .................    33,026
     35,586     Lucent Technologies, Inc.+  .......    86,118
      1,200     Macrovision Corp.+  ...............    25,824
        300     Magma Design Automation,
                Inc.+  ............................     2,205
        200     Majesco Entertainment Co.+ ........       326
        700     MakeMusic, Inc.+  .................     3,402
        300     Mantech International Corp.,
                Class A+  .........................     9,258
      2,400     Marvell Technology Group,
                Ltd.+  ............................   106,392
        900     Mastec, Inc.+  ....................    11,889
        900     Mattson Technology, Inc.+  ........     8,793
      3,490     Maxim Integrated Products,
                Inc. ..............................   112,064
      1,700     McAfee, Inc.+  ....................    41,259
        200     Measurement Specialties,
                Inc.+  ............................     4,454

                       See Notes to Financial Statements.
                                       66

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      1,550     MEMC Electronic Materials,
                Inc.+  ............................ $  58,125
        900     Mentor Graphics Corp.+  ...........    11,682
        200     Mercury Computer Systems,
                Inc.+  ............................     3,078
      1,100     Mercury Interactive Corp.+  .......    38,467
        200     Methode Electronics, Inc. .........     2,102
        700     Micrel, Inc.+  ....................     7,007
      2,312     Microchip Technology, Inc..........    77,568
      6,027     Micron Technology, Inc.+  .........    90,767
      1,700     Micronetics, Inc.+  ...............    26,843
        650     Microsemi Corp.+  .................    15,847
     95,190     Microsoft Corp. ................... 2,217,927
        300     Midway Games, Inc.+  ..............     2,427
        200     Mobility Electronics, Inc.+  ......     1,452
        200     Moldflow Corp.+  ..................     2,342
      1,425     Molex, Inc. .......................    47,837
      1,800     MoneyGram International,
                Inc. ..............................    61,110
        600     Monolithic Power Systems,
                Inc.+  ............................     7,098
      1,000     MoSys, Inc.+  .....................     7,820
        200     Motive, Inc.+  ....................       670
     25,641     Motorola, Inc. ....................   516,666
        104     Move, Inc.+  ......................       570
      1,600     MPS Group, Inc.+  .................    24,096
        700     Multi-Fineline Electronix,
                Inc.+  ............................    23,233
        800     Nanometrics, Inc.+  ...............     7,944
      1,300     Napco Security Systems,
                Inc.+  ............................    12,636
      1,175     National Instruments Corp. ........    32,195
      3,800     National Semiconductor
                Corp. .............................    90,630
        650     NAVTEQ Corp.+  ....................    29,042
      1,600     NCR Corp.+  .......................    58,624
        700     Neomagic Corp+  ...................     2,205
        200     Neoware, Inc.+  ...................     2,458
        100     Netratings, Inc.+  ................     1,389

     Shares                                            Value
---------------                                     -----------
Information Technology (continued)
        800     Netscout Systems, Inc.+  .......... $   7,136
      3,600     Network Appliance, Inc.+  .........   127,080
        700     Newport Corp.+  ...................    11,284
        200     NMS Communications
                Corp.+  ...........................       724
      4,984     Novell, Inc.+  ....................    33,044
        723     Novellus Systems, Inc.+  ..........    17,858
      2,000     Nuance Communications,
                Inc.+  ............................    20,120
        100     NVE Corp.+  .......................     1,437
      3,200     Nvidia Corp.+  ....................    68,128
        450     Omnivision Technologies,
                Inc.+  ............................     9,504
      1,300     ON Semiconductor Corp.+  ..........     7,644
        200     Online Resources Corp.+  ..........     2,068
        411     Openwave Systems, Inc.+  ..........     4,743
        200     Opnet Technologies, Inc.+  ........     2,592
      1,100     Opsware, Inc.+  ...................     9,064
        100     Optelecom-NKF, Inc.+  .............     1,333
     42,230     Oracle Corp.+  ....................   611,913
        200     OSI Systems, Inc.+  ...............     3,554
        200     Overland Storage, Inc.+  ..........     1,340
      1,230     Palm, Inc.+  ......................    19,803
        700     PAR Technology Corp.+  ............     8,939
      2,040     Parametric Technology
                Corp.+  ...........................    25,928
        900     Park Electrochemical Corp. ........    23,175
        800     Parkervision, Inc.+  ..............     7,280
        100     Paxar Corp.+  .....................     2,057
      3,800     Paychex, Inc. .....................   148,124
        200     Pericom Semiconductor
                Corp.+  ...........................     1,660
        650     Perot Systems Corp., Class
                A+  ...............................     9,412
         41     Pfsweb, Inc.+  ....................        41
        200     Phoenix Technologies, Ltd.+ .......       962
        100     Photon Dynamics, Inc.+  ...........     1,252
        600     Photronics, Inc.+  ................     8,880
        100     Pixelworks, Inc.+  ................       273

                       See Notes to Financial Statements.
                                       67

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        200     Planar Systems, Inc.+  ............     $  2,408
        350     Plantronics, Inc. .................        7,774
        200     PLATO Learning, Inc.+  ............        1,244
        450     Plexus Corp.+  ....................       15,394
        200     PLX Technology, Inc.+  ............        2,444
      1,850     PMC - Sierra, Inc.+  ..............       17,390
        750     Polycom, Inc.+  ...................       16,440
      1,200     Portalplayer, Inc.+  ..............       11,772
        100     Power Integrations, Inc.+  ........        1,748
      1,880     Powerwave Technologies,
                Inc.+  ............................       17,146
        200     QAD, Inc. .........................        1,550
      1,200     QLogic Corp.+  ....................       20,688
     16,900     Qualcomm, Inc. ....................      677,183
        700     Quest Software, Inc.+  ............        9,828
        950     Rackable Systems, Inc.+  ..........       37,516
        600     Radiant Systems, Inc.+  ...........        6,342
        850     Rambus, Inc.+  ....................       19,388
      1,826     RealNetworks, Inc.+  ..............       19,538
      1,090     Red Hat, Inc.+  ...................       25,506
        550     Redback Networks, Inc.+  ..........       10,087
         89     Remec, Inc. .......................           98
      1,000     Renaissance Learning, Inc. ........       13,550
      1,550     Reynolds & Reynolds Co.
                (The), Class A ....................       47,538
      2,400     RF Micro Devices, Inc.+  ..........       14,328
      1,500     RSA Security, Inc.+  ..............       40,785
        440     Rudolph Technologies, Inc.+ .......        6,380
        100     S1 Corp.+  ........................          480
      1,580     Sabre Holdings Corp., Class
                A .................................       34,760
        500     Salesforce.com, Inc.+  ............       13,330
      1,700     SanDisk Corp.+  ...................       86,666
      2,576     Sanmina-SCI Corp.+  ...............       11,850
      5,509     Seagate Technology+  ..............      124,724
        300     Secure Computing Corp.+  ..........        2,580
        200     Semitool, Inc.+  ..................        1,804
      1,050     Semtech Corp.+  ...................       15,172

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
      1,600     Sento Corp.+  .....................     $ 11,776
        200     Sigmatel, Inc.+  ..................          822
        700     Silicon Image, Inc.+  .............        7,546
        800     Silicon Laboratories, Inc.+  ......       28,120
        200     Silicon Storage Technology,
                Inc.+  ............................          812
        700     Sirenza Microdevices, Inc.+  ......        8,498
         50     Sirf Technology Holdings,
                Inc.+  ............................        1,611
      3,082     Skyworks Solutions, Inc.+  ........       16,982
        800     Smart Modular Technologies
                WWH, Inc.+  .......................        7,024
        800     Smith Micro Software, Inc.+ .......       12,816
      5,218     Solectron Corp.+  .................       17,846
        700     Spansion, Inc., Class A+  .........       11,158
        200     Spectralink Corp. .................        1,764
        200     SRA International, Inc., Class
                A+  ...............................        5,326
        150     SSA Global Technologies,
                Inc.+  ............................        2,907
        300     Staktek Holdings, Inc.+  ..........        1,458
        200     Standard Microsystems
                Corp.+  ...........................        4,366
     29,000     Sun Microsystems, Inc.+  ..........      120,350
        800     Sunpower Corp., Class A+  .........       22,416
        850     Sybase, Inc.+  ....................       16,490
        550     SYKES Enterprises, Inc.+  .........        8,888
     10,833     Symantec Corp.+  ..................      168,345
      2,338     Symbol Technologies, Inc. .........       25,227
        100     Symmetricom, Inc.+  ...............          707
        200     Synaptics, Inc.+  .................        4,280
        100     SYNNEX Corp.+  ....................        1,896
      1,392     Synopsys, Inc.+  ..................       26,128
        700     Syntel, Inc. ......................       14,322
        200     Take-Two Interactive
                Software, Inc.+  ..................        2,132
         75     Talx Corp. ........................        1,640
      1,000     Tech Data Corp.+  .................       38,310
        700     Tekelec+  .........................        8,645

                       See Notes to Financial Statements.
                                       68

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        550     Tektronix, Inc. ...................    $    16,181
      4,304     Tellabs, Inc.+  ...................         57,286
      1,800     Teradyne, Inc.+  ..................         25,074
        200     Tessera Technologies, Inc.+ .......          5,500
     16,522     Texas Instruments, Inc. ...........        500,451
      1,300     THQ, Inc.+  .......................         28,080
      2,650     TIBCO Software, Inc.+  ............         18,682
        100     Tier Technologies, Inc.,
                Class B+  .........................            630
        200     TNS, Inc.+  .......................          4,138
        700     Total System Services, Inc. .......         13,475
      1,150     Transaction Systems
                Architects, Inc.+  ................         47,944
        250     Travelzoo, Inc.+  .................          7,585
        700     Trident Microsystems, Inc.+  ......         13,286
      1,000     Trimble Navigation, Ltd.+  ........         44,640
        700     Trx, Inc.+  .......................          6,307
        900     TTM Technologies, Inc.+  ..........         13,023
        600     Ulticom, Inc.+  ...................          6,282
        800     Unica Corp.+  .....................          7,920
      1,670     Unisys Corp.+  ....................         10,488
        700     United Online, Inc. ...............          8,400
        800     Utstarcom, Inc.+  .................          6,232
      1,655     Valueclick, Inc.+  ................         25,404
        700     Varian Semiconductor
                Equipment Associates, Inc.+ .......         22,827
        700     Veeco Instruments, Inc.+  .........         16,688
        300     Verint Systems, Inc.+  ............          8,757
      2,716     VeriSign, Inc.+  ..................         62,930
        400     Viasat, Inc.+  ....................         10,272
        550     Vignette Corp.+  ..................          8,019
        800     Virage Logic Corp.+  ..............          7,512
      1,456     Vishay Intertechnology,
                Inc.+  ............................         22,903
        700     Vocus, Inc.+  .....................          9,975
        400     Volterra Semiconductor
                Corp.+  ...........................          6,104
        150     WebEx Communications,
                Inc.+  ............................          5,331

     Shares                                               Value
---------------                                     ----------------
Information Technology (continued)
        100     webMethods, Inc.+  ................    $       987
      1,100     Websense, Inc.+  ..................         22,594
        800     WebSideStory, Inc.+  ..............          9,760
        800     Website Pros, Inc.+  ..............          8,232
      2,000     Western Digital Corp.+  ...........         39,620
        700     Wind River Systems, Inc.+  ........          6,230
        300     Wireless Xcessories Group+ ........          1,497
        100     Witness Systems, Inc.+  ...........          2,017
        700     WPCS International, Inc.+  ........          5,201
        700     Wright Express Corp.+  ............         20,118
      9,750     Xerox Corp.+  .....................        135,622
      3,850     Xilinx, Inc. ......................         87,202
     14,100     Yahoo!, Inc.+  ....................        465,300
        875     Zebra Technologies Corp.,
                Class A+  .........................         29,890
        700     Zoran Corp.+  .....................         17,038
                                                       -----------
                                                        22,117,221
                                                       -----------
Materials - 3.3%
      2,500     Air Products & Chemicals,
                Inc. ..............................        159,800
        870     Airgas, Inc. ......................         32,408
        950     AK Steel Holding Corp.+  ..........         13,139
        300     Albemarle Corp. ...................         14,364
      8,748     Alcoa, Inc. .......................        283,085
        700     Allegheny Technologies,
                Inc. ..............................         48,468
        100     American Vanguard Corp ............          1,548
      1,400     Aptargroup, Inc. ..................         69,454
        350     Arch Chemicals, Inc. ..............         12,618
        900     Ashland, Inc. .....................         60,030
      1,250     Ball Corp. ........................         46,300
      1,050     Bemis Co. .........................         32,151
        550     Bowater, Inc. .....................         12,513
        350     Brush Engineered Materials,
                Inc.+  ............................          7,298
        700     Cabot Corp. .......................         24,164
        450     Castle (A.M.) & Co. ...............         14,512
        700     Celanese Corp., Class A ...........         14,294

                       See Notes to Financial Statements.
                                       69

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                               Value
---------------                                     ----------------
Materials (continued)
        100     CF Industries Holdings, Inc........     $  1,426
      1,895     Chemtura Corp. ....................       17,699
      1,100     Cleveland-Cliffs, Inc. ............       87,219
        700     Commercial Metals Co. .............       17,990
      1,400     Crown Holdings, Inc.+  ............       21,798
        900     Deltic Timber Corp. ...............       50,733
     10,111     Dow Chemical Co. (The) ............      394,632
      9,400     du Pont (E.I.) de Nemours &
                Co. ...............................      391,040
        900     Eagle Materials, Inc. .............       42,750
      1,000     Eastman Chemical Co. ..............       54,000
      2,100     Ecolab, Inc. ......................       85,218
        800     Empire Resources, Inc. ............       10,576
        950     Florida Rock Industries, Inc.......       47,186
      2,100     Freeport-McMoRan Copper
                & Gold, Inc., Class B .............      116,361
      1,700     Friedman Industries ...............       15,385
      1,450     Glamis Gold, Ltd.+  ...............       54,897
        100     Glatfelter ........................        1,587
        100     Grace (W.R.) & Co.+  ..............        1,170
        200     H.B. Fuller Co. ...................        8,714
        600     Headwaters, Inc.+  ................       15,336
      1,900     Hercules, Inc.+  ..................       28,994
        400     Huntsman Corp.+  ..................        6,928
        800     International Flavors &
                Fragrances, Inc. ..................       28,192
      4,792     International Paper Co. ...........      154,782
        472     Kronos Worldwide, Inc. ............       13,806
      1,900     Louisiana-Pacific Corp. ...........       41,610
        800     Lubrizol Corp. ....................       31,880
      2,255     Lyondell Chemical Co. .............       51,098
        500     Martin Marietta Materials,
                Inc. ..............................       45,575
      1,276     MeadWestvaco Corp. ................       35,639
      1,150     Meridian Gold, Inc.+  .............       36,432
      3,240     Monsanto Co. ......................      272,776
      1,300     Mosaic Co. (The)+  ................       20,345
        700     Myers Industries, Inc. ............       12,033
        350     Nalco Holding Co.+  ...............        6,170

     Shares                                               Value
---------------                                     ----------------
Materials (continued)
      1,300     Nanophase Technologies
                Corp.+  ...........................     $  9,412
        900     NewMarket Corp. ...................       44,154
      3,900     Newmont Mining Corp. ..............      206,427
        200     Northwest Pipe Co.+  ..............        5,060
      2,620     Nucor Corp. .......................      142,135
        770     Olin Corp. ........................       13,806
      1,200     Olympic Steel, Inc. ...............       42,468
      2,200     Owens-Illinois, Inc.+  ............       36,872
        300     Packaging Corp. of America.........        6,606
      1,550     Pactiv Corp.+  ....................       38,362
      2,440     Phelps Dodge Corp. ................      200,470
      1,000     PolyOne Corp.+  ...................        8,780
      1,900     PPG Industries, Inc. ..............      125,400
      3,700     Praxair, Inc. .....................      199,800
        700     Rock-Tenn Co., Class A ............       11,165
      1,458     Rohm & Haas Co. ...................       73,075
        700     Royal Gold, Inc. ..................       19,474
      1,100     RPM International, Inc. ...........       19,800
        700     Ryerson, Inc. .....................       18,900
        100     Schulman (A.), Inc. ...............        2,289
        400     Scotts Miracle-Gro Co. (The),
                Class A ...........................       16,928
        800     Sealed Air Corp. ..................       41,664
        200     Sensient Technologies Corp.........        4,182
        700     Sigma-Aldrich Corp. ...............       50,848
      3,300     Smurfit-Stone Container
                Corp.+  ...........................       36,102
      1,750     Sonoco Products Co. ...............       55,388
        200     Southern Copper Corp. .............       17,826
        450     Steel Dynamics, Inc. ..............       29,583
        100     Steel Technologies, Inc. ..........        1,944
        700     Stillwater Mining Co.+  ...........        8,876
        100     Symyx Technologies, Inc.+  ........        2,415
      1,200     Temple-Inland, Inc. ...............       51,444
        300     Terra Industries, Inc.+  ..........        1,911
         50     Texas Industries, Inc. ............        2,655
        700     Tronox, Inc., Class A .............        9,086

                       See Notes to Financial Statements.
                                       70

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                           Value
---------------                                    -----------
Materials (continued)
         50     United States Lime &
                Minerals, Inc.+  ................. $   1,642
      1,350     United States Steel Corp. ........    94,662
        700     Valspar Corp. ....................    18,487
        900     Vulcan Materials Co. .............    70,200
        700     Wausau Paper Corp. ...............     8,715
        400     Westlake Chemical Corp. ..........    11,920
      2,000     Weyerhaeuser Co. .................   124,500
        400     Wheeling-Pittsburgh Corp.+ .......     7,956
        950     Worthington Industries, Inc.......    19,902
                                                   ---------
                                                   4,981,414
                                                   ---------
Telecommunication Services - 3.0%
        200     @Road, Inc.+  ....................     1,104
        700     Alaska Communications
                Systems Group, Inc. ..............     8,855
      3,751     Alltel Corp. .....................   239,426
      4,100     American Tower Corp., Class
                A+  ..............................   127,592
     40,558     AT&T, Inc. ....................... 1,131,163
     19,000     BellSouth Corp. ..................   687,800
        200     Boston Communications
                Group+  ..........................       246
        700     Broadwing Corp.+  ................     7,245
        400     Centennial Communications
                Corp. ............................     2,080
      1,300     CenturyTel, Inc. .................    48,295
      3,300     Citizens Communications
                Co. ..............................    43,065
        300     Cogent Communications
                Group, Inc.+  ....................     2,811
        100     Commonwealth Telephone
                Enterprises, Inc. ................     3,316
        700     Consolidated Communi-
                cations Holdings, Inc. ...........    11,641
      3,100     Crown Castle International
                Corp.+  ..........................   107,074
        700     D&E Communications, Inc. .........     7,588
      1,600     Dobson Communications
                Corp., Class A+  .................    12,368

     Shares                                           Value
---------------                                    ----------
Telecommunication Services
(continued)
      3,057     Embarq Corp.+  ................... $ 125,307
        800     Eschelon Telecom, Inc.+  .........    12,376
        200     Fairpoint Communications,
                Inc. .............................     2,880
        700     First Avenue Networks,
                Inc.+  ...........................     7,616
        700     General Communication,
                Inc., Class A+  ..................     8,624
        200     Global Crossing, Ltd.+  ..........     3,554
        600     Goamerica, Inc.+  ................     1,728
        100     IDT Corp., Class B+  .............     1,379
      1,000     InPhonic, Inc.+  .................     6,300
        200     Iowa Telecommunications
                Services, Inc. ...................     3,784
        800     Leap Wireless International,
                Inc.+  ...........................    37,960
      4,600     Level 3 Communications,
                Inc.+  ...........................    20,424
        800     Neustar, Inc., Class A+  .........    27,000
      1,200     NII Holdings, Inc.+  .............    67,656
        200     North Pittsburgh Systems,
                Inc. .............................     5,512
        700     NTELOS Holdings Corp.+  ..........    10,115
        250     PanAmSat Holdings Corp. ..........     6,245
        700     Premiere Global Services,
                Inc.+  ...........................     5,285
        600     Price Communications
                Corp.+  ..........................    10,170
      8,670     Qwest Communications
                International, Inc.+  ............    70,140
      1,250     SBA Communications Corp.,
                Class A+  ........................    32,675
     30,154     Sprint Nextel Corp. ..............   602,784
        200     SureWest Communications ..........     3,864
        700     Syniverse Holdings, Inc.+  .......    10,290
        770     Telephone & Data Systems,
                Inc. .............................    31,878
        900     Time Warner Telecom, Inc.,
                Class A+  ........................    13,365
        200     Ubiquitel, Inc.+  ................     2,068

                       See Notes to Financial Statements.
                                       71

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

     Shares                                           Value
---------------                                    ----------
Telecommunication Services
(continued)
        100     USA Mobility, Inc. ............... $   1,660
        400     Valor Communications
                Group, Inc. ......................     4,580
     30,996     Verizon Communications,
                Inc. ............................. 1,038,056
        200     Wireless Facilities, Inc.+  ......       550
                                                   ---------
                                                   4,617,494
                                                   ---------
Utilities - 3.4%
      6,235     AES Corp. (The)+  ................   115,036
        900     AGL Resources, Inc. ..............    34,308
      1,400     Allegheny Energy, Inc.+  .........    51,898
      1,000     Alliant Energy Corp. .............    34,300
      2,200     Ameren Corp. .....................   111,100
      4,430     American Electric Power Co.,
                Inc. .............................   151,727
        900     American States Water Co. ........    32,085
      1,521     Aqua America, Inc. ...............    34,664
        800     Atmos Energy Corp. ...............    22,328
        700     Avista Corp. .....................    15,981
        200     California Water Service
                Group ............................     7,148
      2,600     Centerpoint Energy, Inc. .........    32,500
      1,100     Cleco Corp. ......................    25,575
      2,000     CMS Energy Corp.+  ...............    25,880
      2,700     Consolidated Edison, Inc. ........   119,988
      1,900     Constellation Energy Group,
                Inc. .............................   103,588
      3,845     Dominion Resources, Inc. .........   287,568
      1,400     DPL, Inc. ........................    37,520
      2,000     DTE Energy Co. ...................    81,480
     11,832     Duke Energy Corp. ................   347,506
        700     Duquesne Light Holdings,
                Inc. .............................    11,508
      3,250     Edison International .............   126,750
        700     El Paso Electric Co.+  ...........    14,112
        100     Empire District Electric Co.
                (The) ............................     2,055
        640     Energen Corp. ....................    24,582

     Shares                                            Value
---------------                                    ------------
Utilities (continued)
      1,200     Energy East Corp. ................ $  28,716
      2,400     Entergy Corp. ....................   169,800
      1,400     Equitable Resources, Inc. ........    46,900
      6,724     Exelon Corp. .....................   382,125
      3,600     FirstEnergy Corp. ................   195,156
      3,660     FPL Group, Inc. ..................   151,451
        700     Great Plains Energy, Inc. ........    19,502
        800     Hawaiian Electric Industries,
                Inc. .............................    22,328
        800     Idacorp, Inc. ....................    27,432
        700     ITC Holdings Corp. ...............    18,606
      1,800     KeySpan Corp. ....................    72,720
      1,150     MDU Resources Group, Inc..........    42,101
        700     MGE Energy, Inc ..................    21,805
      3,200     Mirant Corp.+  ...................    85,760
        900     National Fuel Gas Co. ............    31,626
        900     Nicor, Inc. ......................    37,350
      2,890     NiSource, Inc. ...................    63,118
      1,100     Northeast Utilities ..............    22,737
      1,000     NRG Energy, Inc.+  ...............    48,180
      1,190     NSTAR ............................    34,034
        900     OGE Energy Corp. .................    31,527
      1,100     Oneok, Inc. ......................    37,444
        100     Ormat Technologies, Inc. .........     3,815
        700     Otter Tail Corp. .................    19,131
      2,100     Pepco Holdings, Inc. .............    49,518
      3,600     PG&E Corp. .......................   141,408
        400     Piedmont Natural Gas Co. .........     9,720
      1,000     Pinnacle West Capital Corp........    39,910
        700     PNM Resources, Inc. ..............    17,472
      3,300     PPL Corp. ........................   106,590
      2,741     Progress Energy, Inc. ............   117,507
      2,600     Public Service Enterprise
                Group, Inc. ......................   171,912
        900     Puget Energy, Inc. ...............    19,332
      1,100     Questar Corp. ....................    88,539
      2,429     Reliant Energy, Inc.+  ...........    29,099
      1,079     SCANA Corp. ......................    41,628

                       See Notes to Financial Statements.
                                       72

WILSHIRE MUTUAL FUNDS, INC
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED)
                                                                  June 30, 2006
                                                                     (Unaudited)

  Shares                                             Value
----------                                       -------------
Utilities (continued)
   2,300   Sempra Energy ....................... $   104,604
   1,900   Sierra Pacific Resources+  ..........      26,600
   7,300   Southern Co. (The) ..................     233,965
   1,172   Southern Union Co. ..................      31,714
     430   Southwest Water Co. .................       5,147
   2,000   TECO Energy, Inc. ...................      29,880
   4,940   TXU Corp. ...........................     295,363
   1,200   UGI Corp. ...........................      29,544
     900   UIL Holdings Corp. ..................      50,661
     733   Vectren Corp. .......................      19,974
     900   Westar Energy, Inc. .................      18,945
     350   WGL Holdings, Inc. ..................      10,132
   1,200   Wisconsin Energy Corp. ..............      48,360
   4,025   Xcel Energy, Inc. ...................      77,200
                                                 -----------
                                                   5,279,275
                                                 -----------
Total Common Stock
(Cost $109,658,658)                               152,490,214
                                                  -----------

  Shares                                             Value
----------                                       -------------
WARRANTS - 0.0%#
     211   Expedia, Inc. expire
           02/04/09+  .......................... $       348
     211   IAC/InterActiveCorp. expire
           02/04/09+  ..........................         818

                                                 -----------
Total Warrants
(Cost $1,075)
                                                       1,166
                                                 -----------

Total Investments -
99.7%
(Cost $109,659,733)  $152,491,380
Other Assets &            424,573
                     ------------
Liabilities, Net -
0.3%
NET ASSETS - 100.0%  $152,915,953
                     ============

----------
+ Non-income producing security.
# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       73

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
                                                       June 30, 2006 (Unaudited)

                                                                                                                    DOW JONES
                                                     LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                                    COMPANY         COMPANY         COMPANY         COMPANY           5000
                                                    GROWTH           VALUE           GROWTH          VALUE            INDEX
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               ---------------- --------------- --------------- --------------- ----------------
ASSETS:
Investments, at cost (Note 1) ................  $ 505,494,948    $ 56,488,367    $ 12,535,731    $ 16,168,949    $ 109,659,733
                                                =============    ============    ============    ============    =============
Investments, at value (Note 1), See
 accompanying schedules ......................  $ 584,220,328    $ 66,509,009    $ 14,571,253    $ 19,529,856    $ 152,491,380
Cash .........................................      2,991,028         677,730               -         229,926          548,113
Cash on deposit for futures contracts
(Note 1) .....................................        210,271               -               -               -                -
Receivable for Portfolio shares sold .........        122,120          16,925          12,725          24,883           68,008
Due from Advisor (Note 2) ....................              -               -               -               -          (12,905)
Receivable for investment securities sold.....      4,840,986         261,416         245,346         279,351                -
Dividends and interest receivable ............        364,610          72,508          15,868          40,237          177,855
Prepaid expenses and other assets ............         39,937          13,852          10,121          12,739           13,557
                                                -------------    ------------    ------------    ------------    -------------
 Total Assets ................................    592,789,280      67,551,440      14,855,313      20,116,992      153,286,008
                                                -------------    ------------    ------------    ------------    -------------
LIABILITIES:
Cash overdraft ...............................              -               -         126,542               -                -
Payable for Portfolio shares redeemed ........         16,062          25,256          26,539           3,023          191,453
Payable for investment securities
 purchased ...................................      4,867,611         224,306          27,125         278,969                -
Investment advisory fee payable (Note 2)......        359,472          41,178           2,978           3,911           12,905
Distribution and service fees payable
 (Note 3) ....................................        117,900          19,018           6,216          15,982          109,175
Custody fees payable .........................          7,649             972             483           2,042            6,652
Variation margin .............................          2,080               -               -               -                -
Accrued expenses and other payables ..........        129,319          23,904           9,073          11,609           62,775
                                                -------------    ------------    ------------    ------------    -------------
 Total Liabilities ...........................      5,500,093         334,634         198,956         315,536          382,960
                                                -------------    ------------    ------------    ------------    -------------
NET ASSETS ...................................  $ 587,289,187    $ 67,216,806    $ 14,656,357    $ 19,801,456    $ 152,903,048
                                                =============    ============    ============    ============    =============
NET ASSETS consist of:
Undistributed net investment
 income/(loss) ...............................  $      13,822    $    314,742    $    (66,321)   $     15,473    $   1,294,533
Accumulated net realized gain/(loss) on
 investments sold and futures contracts.......    (13,607,886)      4,609,920         925,608       1,708,317      (28,602,754)
Net unrealized appreciation of
 investments and futures contracts ...........     78,747,252      10,023,374       2,035,936       3,359,427       42,878,988
Paid-in capital ..............................    522,135,999      52,268,770      11,761,134      14,718,239      137,345,186
                                                -------------    ------------    ------------    ------------    -------------
NET ASSETS ...................................  $ 587,289,187    $ 67,216,806    $ 14,656,357    $ 19,801,456    $ 152,915,953
                                                =============    ============    ============    ============    =============

                       See Notes to Financial Statements.
                                       74

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
                                                       June 30, 2006 (Unaudited)

                                                  LARGE             LARGE
                                                 COMPANY           COMPANY
                                                 GROWTH             VALUE
                                                PORTFOLIO         PORTFOLIO
                                           ------------------ -----------------
NET ASSETS: ..............................
Investment Class shares ..................   $  381,177,800     $  59,300,771
                                             ==============     =============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Institutional Class shares ...............   $  206,111,387     $   7,916,035
                                             ==============     =============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Qualified Class shares ...................        N/A                N/A
                                             ==============     =============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Horace Mann Class shares .................        N/A                N/A
                                             ==============     =============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
SHARES OUTSTANDING:
Investment Class shares ..................       11,197,589         2,677,246
                                             ==============     =============
Institutional Class shares ...............        5,960,097           356,367
                                             ==============     =============
Qualified Class shares ...................        N/A                N/A
                                             ==============     =============
Horace Mann Class shares .................        N/A                N/A
                                             ==============     =============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $        34.04     $       22.15
                                             ==============     =============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $        34.58     $       22.21
                                             ==============     =============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A                N/A
                                             ==============     =============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A                N/A
                                             ==============     =============

                                                                                    DOW JONES
                                                 SMALL             SMALL            WILSHIRE
                                                COMPANY           COMPANY             5000
                                                 GROWTH            VALUE              INDEX
                                               PORTFOLIO         PORTFOLIO          PORTFOLIO
                                           ----------------- ----------------- ------------------
NET ASSETS: ..............................
Investment Class shares ..................   $  14,426,696     $  18,472,791     $  126,484,675
                                             =============     =============     ==============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Institutional Class shares ...............   $     229,661     $   1,328,665     $   23,724,527
                                             =============     =============     ==============
 (50,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Qualified Class shares ...................        N/A               N/A          $      894,245
                                             =============     =============     ==============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
Horace Mann Class shares .................        N/A               N/A          $    1,812,506
                                             =============     =============     ==============
 (10,000,000 shares authorized, per
   class, per Portfolio, par value $.001
   per share)
SHARES OUTSTANDING:
Investment Class shares ..................         820,843           953,918         11,623,796
                                             =============     =============     ==============
Institutional Class shares ...............          12,767            68,090          2,174,021
                                             =============     =============     ==============
Qualified Class shares ...................        N/A               N/A                  82,042
                                             =============     =============     ==============
Horace Mann Class shares .................        N/A               N/A                 166,876
                                             =============     =============     ==============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $       17.58     $       19.37     $        10.88
                                             =============     =============     ==============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................   $       17.99     $       19.51     $        10.91
                                             =============     =============     ==============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A               N/A          $        10.90
                                             =============     =============     ==============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
 price per share .........................        N/A               N/A          $        10.86
                                             =============     =============     ==============

                       See Notes to Financial Statements.
                                       75

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS
                              For the Six Months Ended June 30, 2006 (Unaudited)

                                                                                                               DOW JONES
                                                   LARGE           LARGE          SMALL          SMALL         WILSHIRE
                                                  COMPANY         COMPANY        COMPANY        COMPANY          5000
                                                  GROWTH           VALUE          GROWTH         VALUE           INDEX
                                                 PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                             ---------------- --------------- ------------- --------------- --------------
INVESTMENT INCOME:
Dividends ..................................  $   3,653,401    $    744,618     $  36,526     $   142,079    $ 1,525,026
Interest ...................................         53,210          23,434         2,890           5,500         10,351
Foreign taxes withheld .....................              -          (1,386)          (12)              -            (85)
                                              -------------    ------------     ---------     -----------    -----------
 Total Income ..............................      3,706,611         766,666        39,404         147,579      1,535,292
                                              -------------    ------------     ---------     -----------    -----------
Investment advisory fee (Note 2) ...........      2,310,627         251,731        66,474          82,456         84,979
Distribution and service fees (Note 3) .....        749,239          95,220        24,135          37,896        216,020
Administration and Accounting fees (Note
 2) ........................................        244,982          32,659        15,263          15,320        106,830
Transfer agent fees (Note 2) ...............        114,107          27,657        22,597          23,596         80,200
Legal and Audit fees .......................         99,137          10,645         2,492           4,016         28,225
Printing fees ..............................         73,470           9,996         2,615           5,104         28,526
Custodian fees (Note 2) ....................         26,271           6,193         4,613           6,799         21,357
Registration and filing fees ...............         16,797          11,852        12,666          11,711         28,607
Directors' fees and expenses (Note 2) ......         29,770           3,243           757             991          8,327
Other ......................................         33,397           4,743         2,177           2,422         10,431
                                              -------------    ------------     ---------     -----------    -----------
 Subtotal ..................................      3,697,797         453,939       153,789         190,311        613,502
Fees waived and reimbursed by
 investment adviser (Note 2) ...............              -               -       (46,930)        (58,205)             -
                                              -------------    ------------     ---------     -----------    -----------
 Total Net Expenses ........................      3,697,797         453,939       106,859         132,106        613,502
                                              -------------    ------------     ---------     -----------    -----------
NET INVESTMENT INCOME/(LOSS) ...............          8,814         312,727       (67,455)         15,473        921,790
                                              -------------    ------------     ---------     -----------    -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS AND
 FUTURES CONTRACTS (Notes 1 and 4)
Net realized gain/(loss) from:
 Investments ...............................     30,557,109       4,849,139       710,861       1,405,308      1,108,472
 Futures contracts .........................        (27,201)              -             -               -              -
Net change in unrealized appreciation/
 (depreciation) on:
 Investments ...............................    (38,255,393)     (2,199,090)       12,497         562,595      2,558,273
 Futures contracts .........................         67,943               -             -               -              -
                                              -------------    ------------     ---------     -----------    -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS ................     (7,657,542)      2,650,049       723,358       1,967,903      3,666,745
                                              -------------    ------------     ---------     -----------    -----------
NET INCREASE/(DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ................................  $  (7,648,728)   $  2,962,776     $ 655,903     $ 1,983,376    $ 4,588,535
                                              =============    ============     =========     ===========    ===========

                       See Notes to Financial Statements.
                                       76

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                              For the Six Months Ended June 30, 2006 (Unaudited)

                                                        LARGE            LARGE
                                                       COMPANY          COMPANY
                                                       GROWTH            VALUE
                                                      PORTFOLIO        PORTFOLIO
                                                 ------------------ ---------------
Operations:
Net investment income/(loss) ...................   $        8,814    $    312,727
Net realized gain on investments and futures
 contracts .....................................       30,529,908       4,849,139
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts .....................................      (38,187,450)     (2,199,090)
                                                   --------------    ------------
Net increase/(decrease) in net assets
 resulting from operations .....................       (7,648,728)      2,962,776
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ...................................       54,831,003       6,391,476
 Shares redeemed ...............................      (79,927,961)     (5,925,356)
                                                   --------------    ------------
Total Investment Class shares ..................      (25,096,958)        466,120
                                                   --------------    ------------
Institutional Class shares:
 Shares sold ...................................       25,890,378         301,403
 Shares redeemed ...............................      (30,015,842)       (569,339)
                                                   --------------    ------------
Total Institutional Class shares ...............       (4,125,464)       (267,936)
                                                   --------------    ------------
Qualified Class shares:
 Shares sold ...................................        N/A               N/A
 Shares redeemed ...............................        N/A               N/A
                                                   --------------    ------------
Total Qualified Class shares ...................        N/A               N/A
                                                   --------------    ------------
Horace Mann Class shares:
 Shares sold ...................................        N/A               N/A
 Shares redeemed ...............................        N/A               N/A
                                                   --------------    ------------
Total Horace Mann Class shares .................        N/A               N/A
                                                   --------------    ------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ...................      (29,222,422)        198,184
                                                   --------------    ------------
Net increase/(decrease) in net assets ..........   $  (36,871,150)   $  3,160,960
                                                   --------------    ------------

                                                                                     DOW JONES
                                                      SMALL          SMALL           WILSHIRE
                                                     COMPANY        COMPANY            5000
                                                     GROWTH          VALUE             INDEX
                                                    PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                 -------------- --------------- ------------------
Operations:
Net investment income/(loss) ...................  $    (67,455)  $     15,473     $      921,790
Net realized gain on investments and futures
 contracts .....................................       710,861      1,405,308          1,108,472
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts .....................................        12,497        562,595          2,558,273
                                                  ------------   ------------     --------------
Net increase/(decrease) in net assets
 resulting from operations .....................       655,903      1,983,376          4,588,535
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ...................................     1,251,464      2,588,305         14,482,861
 Shares redeemed ...............................    (2,386,732)    (3,010,091)       (15,179,302)
                                                  ------------   ------------     --------------
Total Investment Class shares ..................    (1,135,268)      (421,786)          (696,441)
                                                  ------------   ------------     --------------
Institutional Class shares:
 Shares sold ...................................        35,000         61,070            884,807
 Shares redeemed ...............................       (18,777)      (100,390)       (21,155,490)
                                                  ------------   ------------     --------------
Total Institutional Class shares ...............        16,223        (39,320)       (20,270,683)
                                                  ------------   ------------     --------------
Qualified Class shares:
 Shares sold ...................................      N/A             N/A                105,781
 Shares redeemed ...............................      N/A             N/A               (114,798)
                                                  ------------   ------------     --------------
Total Qualified Class shares ...................      N/A             N/A                 (9,017)
                                                  ------------   ------------     --------------
Horace Mann Class shares:
 Shares sold ...................................      N/A             N/A                 53,293
 Shares redeemed ...............................      N/A             N/A               (183,512)
                                                  ------------   ------------     --------------
Total Horace Mann Class shares .................      N/A             N/A               (130,219)
                                                  ------------   ------------     --------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ...................    (1,119,045)      (461,106)       (21,106,360)
                                                  ------------   ------------     --------------
Net increase/(decrease) in net assets ..........  $   (463,142)  $  1,522,270     $  (16,517,825)
                                                  ------------   ------------     --------------

                       See Notes to Financial Statements.
                                       77

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                              For the Six Months Ended June 30, 2006 (Unaudited)

                                                                                                                    DOW JONES
                                                     LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                                    COMPANY         COMPANY         COMPANY         COMPANY           5000
                                                    GROWTH           VALUE           GROWTH          VALUE            INDEX
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               ---------------- --------------- --------------- --------------- ----------------
NET ASSETS:
Beginning of period ..........................  $ 624,160,337    $ 64,055,846    $ 15,119,499    $ 18,279,186    $ 169,433,778
                                                -------------    ------------    ------------    ------------    -------------
End of period ................................  $ 587,289,187    $ 67,216,806    $ 14,656,357    $ 19,801,456    $ 152,915,953
                                                =============    ============    ============    ============    =============
Undistributed net investment income/(loss)....  $      13,822    $    314,742    $    (66,321)   $     15,473    $   1,294,533
                                                =============    ============    ============    ============    =============
Capital Share Transactions:
Investment Class shares:
 Shares sold .................................      1,561,041         289,379          69,226         134,754        1,318,060
 Shares redeemed .............................     (2,300,395)       (269,302)       (131,621)       (157,130)      (1,385,710)
                                                -------------    ------------    ------------    ------------    -------------
Net increase/(decrease) in Investment Class
 shares outstanding ..........................       (739,354)         20,077         (62,395)        (22,376)         (67,650)
                                                =============    ============    ============    ============    =============
Institutional Class shares:
 Shares sold .................................        732,194          13,551           1,816           3,161           80,148
 Shares redeemed .............................       (848,650)        (25,743)         (1,005)         (5,156)      (1,947,831)
                                                -------------    ------------    ------------    ------------    -------------
Net increase/(decrease) in Institutional Class
 shares outstanding ..........................       (116,456)        (12,192)            811          (1,995)      (1,867,683)
                                                =============    ============    ============    ============    =============
Qualified Class shares:
 Shares sold .................................       N/A              N/A             N/A             N/A                9,571
 Shares redeemed .............................       N/A              N/A             N/A             N/A              (10,441)
                                                -------------    ------------    ------------    ------------    -------------
Net decrease in Qualified Class shares
 outstanding .................................       N/A              N/A             N/A             N/A                 (870)
                                                =============    ============    ============    ============    =============
Horace Mann Class shares:
 Shares sold .................................       N/A              N/A             N/A             N/A                4,865
 Shares redeemed .............................       N/A              N/A             N/A             N/A              (16,882)
                                                -------------    ------------    ------------    ------------    -------------
Net decrease in Horace Mann Class shares
 outstanding .................................       N/A              N/A             N/A             N/A              (12,017)
                                                =============    ============    ============    ============    =============

                       See Notes to Financial Statements.
                                       78

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                            For the Year Ended December 31, 2005

                                                       LARGE            LARGE
                                                      COMPANY          COMPANY
                                                       GROWTH           VALUE
                                                     PORTFOLIO        PORTFOLIO
                                                 ----------------- ---------------
Operations:
Net investment income/(loss) ...................  $   (1,426,417)   $    407,693
Net realized gain on investments and futures
 contracts .....................................      22,562,029       2,376,323
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts .....................................      25,326,404       2,426,156
                                                  --------------    ------------
Net increase/(decrease) in net assets
 resulting from operations .....................      46,462,016       5,210,172
Distributions to shareholders from:
Net investment income:
 Investment Class shares .......................               -        (334,402)
 Institutional Class shares ....................               -         (69,705)
 Qualified Class shares ........................        N/A              N/A
 Horace Mann Class shares ......................        N/A              N/A
Return of capital:
 Investment Class shares .......................               -        (239,986)
 Institutional Class shares ....................               -         (34,167)
Net realized capital gains:
 Investment Class shares .......................               -      (5,818,070)
 Institutional Class shares ....................               -        (828,336)
                                                  --------------    ------------
Total distributions to shareholders ............               -      (7,324,666)
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ...................................      92,157,178       9,523,031
 Shares issued as reinvestment of
  distributions ................................               -       6,297,877
 Shares redeemed ...............................    (121,275,692)     (7,448,349)
                                                  --------------    ------------
Total Investment Class shares ..................     (29,118,514)      8,372,559
                                                  --------------    ------------
Institutional Class shares:
 Shares sold ...................................      55,185,224         524,208
 Shares issued as reinvestment of
  distributions ................................               -         735,491
 Shares redeemed ...............................     (41,167,410)     (3,269,930)
                                                  --------------    ------------
Total Institutional Class shares ...............      14,017,814      (2,010,231)
                                                  --------------    ------------
Qualified Class shares:
 Shares sold ...................................        N/A              N/A
 Shares issued as reinvestment of
  distributions ................................        N/A              N/A
 Shares redeemed ...............................        N/A              N/A
                                                  --------------    ------------
Total Qualified Class shares ...................        N/A              N/A
                                                  --------------    ------------
Horace Mann Class shares:
 Shares sold ...................................        N/A              N/A
 Shares issued as reinvestment of
  distributions ................................        N/A              N/A
 Shares redeemed ...............................        N/A              N/A
                                                  --------------    ------------
Total Horace Mann Class shares .................        N/A              N/A
                                                  --------------    ------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ...................     (15,100,700)      6,362,328
                                                  --------------    ------------
Net increase/(decrease) in net assets ..........  $   31,361,316    $  4,247,834
                                                  --------------    ------------

                                                                                        DOW JONES
                                                      SMALL             SMALL           WILSHIRE
                                                     COMPANY           COMPANY            5000
                                                      GROWTH            VALUE             INDEX
                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                 --------------- ------------------ ----------------
Operations:
Net investment income/(loss) ...................  $   (137,855)    $      (72,258)   $    1,577,336
Net realized gain on investments and futures
 contracts .....................................       552,331          4,103,154         1,810,083
Net change in unrealized appreciation/
 (depreciation) on investments and futures
 contracts .....................................       105,036         (4,200,624)        5,880,943
                                                  ------------     --------------    --------------
Net increase/(decrease) in net assets
 resulting from operations .....................       519,512           (169,728)        9,268,362
Distributions to shareholders from:
Net investment income:
 Investment Class shares .......................             -                  -          (792,650)
 Institutional Class shares ....................             -                  -          (400,624)
 Qualified Class shares ........................       N/A              N/A                  (3,426)
 Horace Mann Class shares ......................       N/A              N/A                 (11,385)
Return of capital:
 Investment Class shares .......................             -                  -                 -
 Institutional Class shares ....................             -                  -                 -
Net realized capital gains:
 Investment Class shares .......................    (1,200,902)        (3,952,267)                -
 Institutional Class shares ....................       (16,551)          (324,577)                -
                                                  ------------     --------------    --------------
Total distributions to shareholders ............    (1,217,453)        (4,276,844)       (1,208,085)
Capital Stock Transactions: (Dollars)
Investment Class shares:
 Shares sold ...................................     2,748,781          7,069,359        23,626,742
 Shares issued as reinvestment of
  distributions ................................     1,182,468          3,884,538           773,033
 Shares redeemed ...............................    (2,245,120)       (26,589,713)      (28,781,333)
                                                  ------------     --------------    --------------
Total Investment Class shares ..................     1,686,129        (15,635,816)       (4,381,558)
                                                  ------------     --------------    --------------
Institutional Class shares:
 Shares sold ...................................             -            166,925         2,523,122
 Shares issued as reinvestment of
  distributions ................................        13,123            313,786           397,707
 Shares redeemed ...............................       (12,000)        (2,906,205)       (3,428,111)
                                                  ------------     --------------    --------------
Total Institutional Class shares ...............         1,123         (2,425,494)         (507,282)
                                                  ------------     --------------    --------------
Qualified Class shares:
 Shares sold ...................................       N/A              N/A                 461,062
 Shares issued as reinvestment of
  distributions ................................       N/A              N/A                   3,426
 Shares redeemed ...............................       N/A              N/A              (1,033,616)
                                                  ------------     --------------    --------------
Total Qualified Class shares ...................       N/A              N/A                (569,128)
                                                  ------------     --------------    --------------
Horace Mann Class shares:
 Shares sold ...................................       N/A              N/A                 139,155
 Shares issued as reinvestment of
  distributions ................................       N/A              N/A                  11,270
 Shares redeemed ...............................       N/A              N/A                (313,041)
                                                  ------------     --------------    --------------
Total Horace Mann Class shares .................       N/A              N/A                (162,616)
                                                  ------------     --------------    --------------
Net increase/(decrease) in net assets from
 Capital Stock transactions. ...................     1,687,252        (18,061,310)       (5,620,584)
                                                  ------------     --------------    --------------
Net increase/(decrease) in net assets ..........  $    989,311     $  (22,507,882)   $    2,439,693
                                                  ------------     --------------    --------------

                       See Notes to Financial Statements.
                                       79

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                            For the Year Ended December 31, 2005

                                                                                                                    DOW JONES
                                                     LARGE           LARGE           SMALL           SMALL          WILSHIRE
                                                    COMPANY         COMPANY         COMPANY         COMPANY           5000
                                                    GROWTH           VALUE           GROWTH          VALUE            INDEX
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               ---------------- --------------- --------------- --------------- ----------------
NET ASSETS:
Beginning of year ............................  $ 592,799,021    $ 59,808,012    $ 14,130,188    $ 40,787,068    $ 166,994,085
                                                -------------    ------------    ------------    ------------    -------------
End of year ..................................  $ 624,160,337    $ 64,055,846    $ 15,119,499    $ 18,279,186    $ 169,433,778
                                                =============    ============    ============    ============    =============
Undistributed net investment income/(loss)....  $       5,008    $      2,015    $      1,134    $          -    $     372,743
                                                =============    ============    ============    ============    =============
Capital Share Transactions:
Investment Class shares:
 Shares sold .................................      2,842,583         424,772         158,107         329,319        2,343,713
 Shares issued as reinvestment of
  distributions ..............................              -         296,231          69,968         222,867           72,585
 Shares redeemed .............................     (3,809,046)       (333,218)       (129,180)     (1,290,986)      (2,840,968)
                                                -------------    ------------    ------------    ------------    -------------
Net increase/(decrease) in Investment Class
 shares outstanding ..........................       (966,463)        387,785          98,895        (738,800)        (424,670)
                                                =============    ============    ============    ============    =============
Institutional Class shares:
 Shares sold .................................      1,675,492          23,357               -           7,760          246,825
 Shares issued as reinvestment of
  distributions ..............................              -          34,546             760          17,900           37,273
 Shares redeemed .............................     (1,278,383)       (147,799)           (683)       (139,771)        (336,137)
                                                -------------    ------------    ------------    ------------    -------------
Net increase/(decrease) in Institutional Class
 shares outstanding ..........................        397,109         (89,896)             77        (114,111)         (52,039)
                                                =============    ============    ============    ============    =============
Qualified Class shares:
 Shares sold .................................       N/A              N/A             N/A             N/A               45,742
 Shares issued as reinvestment of
  distributions ..............................       N/A              N/A             N/A             N/A                  320
 Shares redeemed .............................       N/A              N/A             N/A             N/A             (101,705)
                                                -------------    ------------    ------------    ------------    -------------
Net decrease in Qualified Class shares
 outstanding .................................       N/A              N/A             N/A             N/A              (55,643)
                                                =============    ============    ============    ============    =============
Horace Mann Class shares:
 Shares sold .................................       N/A              N/A             N/A             N/A               13,813
 Shares issued as reinvestment of
  distributions ..............................       N/A              N/A             N/A             N/A                1,059
 Shares redeemed .............................       N/A              N/A             N/A             N/A              (30,880)
                                                -------------    ------------    ------------    ------------    -------------
Net decrease in Horace Mann Class shares
 outstanding .................................       N/A              N/A             N/A             N/A              (16,008)
                                                =============    ============    ============    ============    =============

                       See Notes to Financial Statements.
                                       80

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                 Investment Class Shares
                                      ---------------------------------------------
                                          Six Month
                                         Period Ended        Year          Year
                                          06/30/2006        Ended         Ended
                                         (Unaudited)      12/31/2005    12/31/2004
                                      ----------------- ------------- -------------
Net asset value, beginning of
 period .............................      $  34.49       $  31.80       $  29.83
                                           --------       --------       --------
Income/(loss) from investment operations:
Net investment income/(loss)* .......           (0.01)       (0.12)          0.04
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts ..............           (0.44)        2.81           1.96
                                           ----------     --------       --------
Total from investment
 operations .........................           (0.45)        2.69           2.00
                                           ----------     --------       --------
Less distributions:
Dividends from net investment
 income .............................               -            -          (0.03)
Distributions from capital gains.....               -            -              -
                                           ----------     --------      ---------
Total distributions .................               -            -          (0.03)
                                           ----------     --------      ---------
Net asset value, end of period ......      $    34.04     $  34.49      $   31.80
                                           ==========     ========      =========
Total return2 .......................           (1.33)%       8.46%          6.70%
                                           ==========     ========      =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $    381,178    $ 411,660      $ 410,332
Operating expenses excluding
 custody earnings credit ............            1.32%**      1.39%          1.44%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............            1.32%**      1.38%          1.43%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............            1.32%**      1.39%          1.44%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................           (0.12)%**    (0.37)%         0.11%
Portfolio turnover rate .............              27%***       58%           121%

                                                        Investment Class Shares
                                      ------------------------------------------------------------
                                                          Four
                                                          Month
                                           Year          Period          Year Ended August 31,
                                          Ended           Ended      ------------------------------
                                        12/31/2003     12/31/20021        2002           2001
                                      ------------- ---------------- -------------- --------------
Net asset value, beginning of
 period .............................   $   23.59       $   24.22         $  29.12       $  46.36
                                        ---------       ---------         --------       --------
Income/(loss) from investment operations:
Net investment income/(loss)* .......       (0.05)          0.02              0.04          (0.08)
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts ..............        6.29           (0.61)           (4.86)        (16.65)
                                        ---------       ---------         --------       --------
Total from investment
 operations .........................        6.24           (0.59)           (4.82)        (16.73)
                                        ---------       ---------         --------       --------
Less distributions:
Dividends from net investment
 income .............................           -           (0.04)               -              -
Distributions from capital gains.....           -               -            (0.08)         (0.51)
                                        ---------       ---------         --------       --------
Total distributions .................           -           (0.04)           (0.08)         (0.51)
                                        ---------       ---------         --------       --------
Net asset value, end of period ......   $   29.83       $   23.59         $  24.22       $  29.12
                                        =========       =========         ========       ========
Total return2 .......................       26.45%          (2.42)%        (16.61)%       (36.33)%
                                        =========       =========         ========       ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 365,658       $ 243,890        $ 249,328      $ 354,633
Operating expenses excluding
 custody earnings credit ............       1.37%            0.95%**         0.90%          0.84%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       1.36%            0.95%**         0.89%          0.83%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       1.47%            1.45%**         0.90%          0.84%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................      (0.20)%           0.28%**         0.14%         (0.23)%
Portfolio turnover rate .............         93%             21%***           47%            43%

--------------

1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       81

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                 Institutional Class Shares
                                      ------------------------------------------------
                                          Six Month
                                        Period Ended          Year            Year
                                         06/30/2006          Ended           Ended
                                         (Unaudited)       12/31/2005      12/31/2004
                                      ---------------- ----------------- -------------
Net asset value, beginning of
 period .............................    $  34.97         $     32.13       $   30.13
                                         --------         -----------       ---------
Income/(loss) from investment operations:
Net investment income* ..............        0.04                0.00#           0.13
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts ..............        (0.43)              2.84            2.01
                                          --------         ----------       ---------
Total from investment
 operations .........................        (0.39)              2.84            2.14
                                          --------         ----------       ---------
Less distributions:
Dividends from net investment
 income .............................            -                  -           (0.14)
Distributions from capital gains.....            -                  -               -
                                          --------         ----------       ---------
Total distributions .................            -                  -           (0.14)
                                          --------         ----------       ---------
Net asset value, end of period ......     $  34.58         $    34.97       $  32.13
                                          ========         ==========       =========
Total return2 .......................        (1.14)%             8.84%           7.10%
                                          ========         ==========       =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $ 206,111        $   212,501       $ 182,467
Operating expenses excluding
 custody earnings credit ............         0.96%**            1.01%           1.10%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............         0.96%**            1.01%           1.09%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............         0.96%**            1.01%           1.10%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................         0.24%**            0.00%(a)        0.45%
Portfolio turnover rate .............          27%***              58%            121%

                                                     Institutional Class Shares
                                      ---------------------------------------------------------
                                                          Four
                                                         Month
                                           Year          Period        Year Ended August 31,
                                          Ended          Ended      ----------------------------
                                        12/31/2003    12/31/20021       2002          2001
                                      ------------- --------------- ------------ --------------
Net asset value, beginning of
 period .............................   $   23.81      $ 24.51        $  29.39      $  46.63
                                        ---------      -------        --------      --------
Income/(loss) from investment operations:
Net investment income* ..............        0.03         0.05            0.12          0.03
Net realized and unrealized
 gain/(loss) on investments
 and futures contracts ..............        6.36         (0.62)         (4.92)       (16.76)
                                        ---------      --------       --------      --------
Total from investment
 operations .........................        6.39         (0.57)         (4.80)       (16.73)
                                        ---------      --------       --------      --------
Less distributions:
Dividends from net investment
 income .............................       (0.07)        (0.13)             -             -
Distributions from capital gains.....           -             -          (0.08)        (0.51)
                                        ---------     ---------       --------      --------
Total distributions .................       (0.07)        (0.13)         (0.08)        (0.51)
                                        ---------     ---------       --------      --------
Net asset value, end of period ......   $   30.13      $  23.81       $  24.51      $  29.39
                                        =========     =========       ========      ========
Total return2 .......................       26.85%        (2.32) %      (16.39)%      (36.12)%
                                        =========     =========       ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 160,814     $  82,459       $ 84,271      $ 108,794
Operating expenses excluding
 custody earnings credit ............        1.05%         0.64%**        0.59%         0.52%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.04%         0.64%**        0.58%         0.51%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        1.15%         1.14%**        0.59%         0.52%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        0.12%         0.59%**        0.45%         0.09%
Portfolio turnover rate .............          93%           21%***         47%           43%

--------------
#    Amount is less than $0.01 per share.
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.
(a)  Amount represents less than 0.01%

                       See Notes to Financial Statements.
                                       82

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                               Investment Class Shares
                                      ------------------------------------------
                                          Six Month
                                        Period Ended       Year         Year
                                         06/30/2006        Ended        Ended
                                         (Unaudited)    12/31/2005   12/31/2004
                                      ---------------- ------------ ------------
Net asset value, beginning of
 period .............................    $   21.17        $  21.92     $  20.52
                                         ---------        --------     --------
Income/(loss) from investment operations:
Net investment income* ..............         0.10            0.14         0.14
Net realized and unrealized
 gain/(loss) on investments .........         0.88            1.82         2.59
                                         ---------        --------     --------
Total from investment
 operations .........................         0.98            1.96         2.73
                                         ---------        --------     --------
Less distributions:
Dividends from net investment
 income .............................            -          (0.14)       (0.39)
Tax return of capital ...............            -          (0.10)           -
Distributions from capital gains.....            -          (2.47)       (0.94)
                                         ---------       --------     --------
Total distributions .................            -          (2.71)       (1.33)
                                         ---------       --------     --------
Net asset value, end of period ......    $   22.15       $  21.17     $  21.92
                                         =========       ========     ========
Total return2 .......................         4.63%          8.90%       13.28%
                                         =========       ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $  59,301       $ 56,245     $ 49,749
Operating expenses excluding
 custody earnings credit ............         1.39%**        1.50%        1.65%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............         1.39%**        1.49%        1.65%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............         1.39%**        1.50%        1.65%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................         0.89%**        0.64%        0.67%
Portfolio turnover rate .............           29%***         43%          73%

                                                     Investment Class Shares
                                      ------------------------------------------------------
                                                         Four
                                                        Month
                                          Year          Period       Year Ended August 31,
                                          Ended         Ended      --------------------------
                                       12/31/2003    12/31/20021       2002         2001
                                      ------------ --------------- ------------ ------------
Net asset value, beginning of
 period .............................   $  16.03     $  17.59        $  21.09     $  19.91
                                        --------     --------        --------     --------
Income/(loss) from investment operations:
Net investment income* ..............      0.13          0.08            0.21        0.27
Net realized and unrealized
 gain/(loss) on investments .........      4.44          (1.40)         (2.41)       1.09
                                        --------     ---------       --------     --------
Total from investment
 operations .........................      4.57          (1.32)         (2.20)       1.36
                                        --------     ---------       --------     --------
Less distributions:
Dividends from net investment
 income .............................      (0.08)        (0.24)         (0.27)       (0.18)
Tax return of capital ...............          -             -              -            -
Distributions from capital gains.....          -             -          (1.03)           -
                                        --------     ---------       --------     --------
Total distributions .................      (0.08)        (0.24)         (1.30)       (0.18)
                                        --------     ---------       --------     --------
Net asset value, end of period ......   $  20.52     $   16.03       $  17.59     $  21.09
                                        ========     =========       ========     ========
Total return2 .......................      28.51%        (7.49)%       (10.94)%       6.81%
                                        ========     =========       ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 35,997     $  25,327       $ 30,131     $ 31,455
Operating expenses excluding
 custody earnings credit ............       1.56%         1.17%**        1.04%        0.98%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       1.55%         1.16%**        1.03%        0.95%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       1.67%         1.67%**        1.04%        0.98%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................       0.75%         1.39%**        1.06%        1.28%
Portfolio turnover rate .............        103%           19%***         72%          77%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       83

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                              Institutional Class Shares
                                      ------------------------------------------
                                          Six Month
                                        Period Ended       Year         Year
                                         06/30/2006        Ended        Ended
                                         (Unaudited)    12/31/2005   12/31/2004
                                      ---------------- ------------ ------------
Net asset value, beginning of
 period .............................    $  21.19       $  21.94      $  20.55
                                         --------       --------      --------
Income/(loss) from investment operations:
Net investment income* ..............       0.13            0.20         0.21
Net realized and unrealized
 gain/(loss) on investments .........       0.89            1.83         2.59
                                         --------       --------      --------
Total from investment
 operations .........................       1.02            2.03         2.80
                                         --------       --------      --------
Less distributions:
Dividends from net investment
 income .............................           -          (0.21)       (0.47)
Tax return of capital ...............           -          (0.10)           -
Distributions from capital gains.....           -          (2.47)       (0.94)
                                         --------      ---------     --------
Total distributions .................           -          (2.78)       (1.41)
                                         --------      ---------     --------
Net asset value, end of period ......    $  22.21       $  21.19     $  21.94
                                         ========      =========     ========
Total return2 .......................        4.81%          9.18%       13.62%
                                         ========      =========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $   7,916      $   7,811    $ 10,059
Operating expenses excluding
 custody earnings credit ............        1.07%**        1.21%        1.34%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.07%**        1.20%        1.34%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        1.07%**        1.21%        1.34%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        1.22%**        0.91%        0.97%
Portfolio turnover rate .............          29%***         43%          73%

                                                    Institutional Class Shares
                                      ------------------------------------------------------
                                                         Four
                                                        Month
                                          Year          Period       Year Ended August 31,
                                          Ended         Ended      --------------------------
                                       12/31/2003    12/31/20021       2002         2001
                                      ------------ --------------- ------------ ------------
Net asset value, beginning of
 period .............................   $  16.04      $  17.64       $  21.14     $  19.93
                                        --------      --------       --------     --------
Income/(loss) from investment operations:
Net investment income* ..............       0.18          0.09           0.26        0.33
Net realized and unrealized
 gain/(loss) on investments .........       4.44         (1.40)         (2.41)       1.08
                                        --------     ---------       --------     --------
Total from investment
 operations .........................      4.62          (1.31)         (2.15)       1.41
                                        --------     ---------       --------     --------
Less distributions:
Dividends from net investment
 income .............................      (0.11)        (0.29)         (0.32)       (0.20)
Tax return of capital ...............          -             -              -            -
Distributions from capital gains.....          -             -          (1.03)           -
                                        --------     ---------       --------     --------
Total distributions .................      (0.11)        (0.29)         (1.35)       (0.20)
                                        --------     ---------       --------     --------
Net asset value, end of period ......   $  20.55     $  16.04        $  17.64     $  21.14
                                        ========     =========       ========     ========
Total return2 .......................      28.83%        (7.44) %     (10.71)%       7.08%
                                        ========     =========       ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 30,224     $  33,934       $ 37,133     $ 54,525
Operating expenses excluding
 custody earnings credit ............       1.31%         0.94%**        0.79%        0.71%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       1.30%         0.93%**        0.78%        0.68%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       1.42%         1.44%**        0.79%        0.71%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................       1.00%         1.62%**        1.31%        1.55%
Portfolio turnover rate .............        103%           19%***         72%          77%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       84

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                Investment Class Shares
                                      -------------------------------------------
                                          Six Month
                                         Period Ended       Year         Year
                                          06/30/2006        Ended        Ended
                                         (Unaudited)     12/31/2005   12/31/2004
                                      ----------------- ------------ ------------
Net asset value, beginning of
 period .............................    $    16.88       $  17.74     $  15.73
                                         ----------       --------     --------
Income/(loss) from investment operations:
Net investment loss* ................         (0.08)         (0.17)       (0.24)
Net realized and unrealized
 gain/(loss) on investments .........          0.78           0.79         2.95
                                         ----------       --------     --------
Total from investment
 operations .........................          0.70           0.62         2.71
                                         ----------       --------     --------
Less distributions:
Distributions from capital gains.....             -          (1.48)       (0.70)
                                         ----------       --------     --------
Total distributions .................             -          (1.48)       (0.70)
                                         ----------       --------     --------
Net asset value, end of period ......    $    17.58       $  16.88     $  17.74
                                         ==========       ========     ========
Total return2 .......................          4.15%          3.48%       17.22%
                                         ==========       ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $   14,427       $ 14,913     $ 13,916
Operating expenses excluding
 custody earnings credit ............          1.37%          1.52%        1.87%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............          1.37%**        1.50%        1.87%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............          1.97%**        2.36%        2.82%
Net investment loss including
 reimbursement/waiver/
 custody earnings credit ............         (0.27)%**      (0.97)%      (1.46)%
Portfolio turnover rate .............            33%***         71%         106%

                                                      Investment Class Shares
                                      --------------------------------------------------------
                                                          Four
                                                         Month
                                          Year           Period        Year Ended August 31,
                                          Ended          Ended       --------------------------
                                       12/31/2003     12/31/20021        2002         2001
                                      ------------ ----------------- ------------ ------------
Net asset value, beginning of
 period .............................   $  11.48      $  11.89        $   12.91    $   17.80
                                        --------      --------        ---------    ---------
Income/(loss) from investment operations:
Net investment loss* ................      (0.26)          (0.06)         (0.19)       (0.21)
Net realized and unrealized
 gain/(loss) on investments .........       4.51           (0.35)         (0.83)       (2.23)
                                        --------      ----------      ---------    ---------
Total from investment
 operations .........................       4.25           (0.41)         (1.02)       (2.44)
                                        --------      ----------      ---------    ---------
Less distributions:
Distributions from capital gains.....          -               -              -        (2.45)
                                        --------      ----------      ---------    ---------
Total distributions .................          -               -              -        (2.45)
                                        --------      ----------      ---------    ---------
Net asset value, end of period ......   $  15.73      $    11.48      $   11.89    $   12.91
                                        ========      ==========      =========    =========
Total return2 .......................      37.02%          (3.45)  %      (7.90)%    (13.87)%
                                        ========      ==========      =========    =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 11,224      $    7,048      $   7,253    $   6,894
Operating expenses excluding
 custody earnings credit ............       2.51%           2.54%**        1.85%        1.75%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       2.51%           2.53%**        1.83%        1.72%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       3.11%           3.14%**        1.90%        1.90%
Net investment loss including
 reimbursement/waiver/
 custody earnings credit ............      (1.98)%         (1.67)%**      (1.50)%      (1.50)%
Portfolio turnover rate .............        162%             35%***         84%          91%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       85

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                              Institutional Class Shares
                                      ------------------------------------------
                                          Six Month
                                        Period Ended       Year         Year
                                         06/30/2006        Ended        Ended
                                         (Unaudited)    12/31/2005   12/31/2004
                                      ---------------- ------------ ------------
Net asset value, beginning of
 period .............................    $  17.25       $   18.04    $   15.94
                                         --------       ---------    ---------
Income/(loss) from investment operations:
Net investment loss* ................        (0.05)         (0.12)       (0.19)
Net realized and unrealized
 gain/(loss) on investments .........         0.79           0.81         2.99
                                         ---------      ---------    ---------
Total from investment
 operations .........................         0.74           0.69         2.80
                                         ---------      ---------    ---------
Less distributions:
Distributions from capital gains.....            -          (1.48)       (0.70)
                                         ---------      ---------    ---------
Total distributions .................            -          (1.48)       (0.70)
                                         ---------      ---------    ---------
Net asset value, end of period ......    $  17.99       $   17.25    $   18.04
                                         =========      =========    =========
Total return2 .......................         4.23%          3.81%       17.56%
                                         =========      =========    =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $     230      $     206    $     214
Operating expenses excluding
 custody earnings credit ............         1.08%**        1.21%        1.55%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............         1.08%**        1.19%        1.55%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............         1.68%**        2.05%        2.50%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................         0.02%**      (0.66)%       (1.14)%
Portfolio turnover rate .............           33%***         71%         106%

                                                     Institutional Class Shares
                                      ---------------------------------------------------------
                                                           Four
                                                          Month
                                           Year           Period        Year Ended August 31,
                                          Ended           Ended       --------------------------
                                        12/31/2003     12/31/20021        2002         2001
                                      ------------- ----------------- ------------ ------------
Net asset value, beginning of
 period .............................   $    11.61      $   12.04      $   13.04    $   17.91
                                        ----------      ---------      ---------    ---------
Income/(loss) from investment operations:
Net investment loss* ................        (0.23)          (0.06)        (0.16)       (0.17)
Net realized and unrealized
 gain/(loss) on investments .........         4.56           (0.37)        (0.84)       (2.25)
                                        ----------      ----------     ---------    ---------
Total from investment
 operations .........................         4.33           (0.43)        (1.00)       (2.42)
                                        ----------      ----------     ---------    ---------
Less distributions:
Distributions from capital gains.....            -               -             -        (2.45)
                                        ----------      ----------     ---------    ---------
Total distributions .................            -               -             -        (2.45)
                                        ----------      ----------     ---------    ---------
Net asset value, end of period ......   $    15.94      $  11.61       $   12.04    $   13.04
                                        ==========      ==========     =========    =========
Total return2 .......................        37.30%          (3.57)%       (7.67)%    (13.66)%
                                        ==========      ==========     =========    =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $     159      $      290      $   3,404    $   5,818
Operating expenses excluding
 custody earnings credit ............        2.28%           2.27%**        1.57%        1.47%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        2.28%           2.26%**        1.55%        1.44%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        2.88%           2.87%**        1.62%        1.62%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................        (1.75)%        (1.40)%**      (1.22)%      (1.22)%
Portfolio turnover rate .............         162%             35%***         84%          91%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       86

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                               Investment Class Shares
                                      ------------------------------------------
                                          Six Month
                                        Period Ended       Year         Year
                                         06/30/2006        Ended        Ended
                                         (Unaudited)    12/31/2005   12/31/2004
                                      ---------------- ------------ ------------
Net asset value, beginning of
 period .............................    $   17.46       $  21.47     $  19.52
                                         ---------       --------     --------
Income/(loss) from investment operations:
Net investment income/(loss)* .......         0.01          (0.07)       (0.06)
Net realized and unrealized
 gain/(loss) on investments .........         1.90           1.22         4.51
                                         ---------       --------     --------
Total from investment
 operations .........................         1.91           1.15         4.45
                                         ---------       --------     --------
Less distributions:
Dividends from net investment
 income .............................            -              -        (0.03)
Distributions from capital gains.....            -          (5.16)       (2.47)
                                         ---------       --------     --------
Total distributions .................            -          (5.16)       (2.50)
                                         ---------       --------     --------
Net asset value, end of period ......    $   19.37       $  17.46     $  21.47
                                         =========       ========     ========
Total return2 .......................        10.94%          5.41%       22.78%
                                         =========       ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $  18,473       $ 17,048     $ 36,826
Operating expenses excluding
 custody earnings credit ............         1.39%**        1.50%        1.48%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............         1.39%**        1.48%        1.46%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............         1.99%**        2.10%        2.09%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................         0.74%**       (0.32)%      (0.28)%
Portfolio turnover rate .............           36%***         68%         134%

                                                     Investment Class Shares
                                      ------------------------------------------------------
                                                         Four
                                                        Month
                                          Year          Period       Year Ended August 31,
                                          Ended         Ended      --------------------------
                                       12/31/2003    12/31/20021       2002         2001
                                      ------------ --------------- ------------ ------------
Net asset value, beginning of
 period .............................   $  14.34     $   14.84        $  15.53    $  12.31
                                        --------     ---------        --------    --------
Income/(loss) from investment operations:
Net investment income/(loss)* .......       0.04          0.04           0.16         0.17
Net realized and unrealized
 gain/(loss) on investments .........       5.18         (0.29)         (0.71)        3.17
                                        --------     ---------       --------     --------
Total from investment
 operations .........................       5.22         (0.25)         (0.55)        3.34
                                        --------     ---------       --------     --------
Less distributions:
Dividends from net investment
 income .............................      (0.04)        (0.25)         (0.14)       (0.12)
Distributions from capital gains.....          -             -              -            -
                                        --------     ---------       --------     --------
Total distributions .................      (0.04)        (0.25)         (0.14)       (0.12)
                                        --------     ---------       --------     --------
Net asset value, end of period ......   $  19.52     $  14.34        $  14.84     $  15.53
                                        ========     =========       ========     ========
Total return2 .......................      36.41%        (1.66) %       (3.59)%      27.28%
                                        ========     =========       ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 13,441     $  16,245       $ 20,325     $ 24,342
Operating expenses excluding
 custody earnings credit ............       1.52%         1.54%**        1.16%        1.24%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       1.52%         1.53%**        1.14%        1.18%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       2.12%         2.14%**        1.21%        1.39%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................       0.22%         0.82%**        1.02%        1.24%
Portfolio turnover rate .............        124%           43%***        117%          95%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       87

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                                       Institutional Class Shares
                                      --------------------------------------------------------------------------------------------
                                                                                                 Four
                                         Six Month                                               Month
                                       Period Ended      Year         Year         Year         Period      Year Ended August 31,
                                        06/30/2006       Ended        Ended        Ended         Ended     -----------------------
                                        (Unaudited)   12/31/2005   12/31/2004   12/31/2003    12/31/20021      2002        2001
                                      -------------- ------------ ------------ ------------ -------------- ----------- -----------
Net asset value, beginning of
 period .............................   $ 17.56        $ 21.50      $ 19.55      $ 14.35      $ 14.86        $ 15.53    $ 12.31
                                        -------        -------      -------      -------      -------        -------    --------
Income/(loss) from investment operations:
Net investment income/(loss)* ..            0.05         0.00 #       0.01          0.08         0.05           0.20       0.21
Net realized and unrealized
 gain/(loss) on investments .........     1.90            1.22        4.51          5.21         (0.28)        (0.71)      3.16
                                        --------       -------      -------      -------      --------       -------    --------
Total from investment
 operations .........................     1.95            1.22        4.52          5.29         (0.23)        (0.51)      3.37
                                        --------       -------      -------      -------      --------       -------    --------
Less distributions:
Dividends from net investment
 income .............................          -             -        (0.10)        (0.09)       (0.28)        (0.16)      (0.15)
Distributions from capital gains.....          -         (5.16)       (2.47)            -            -             -           -
                                        --------       -------      -------      --------     --------       -------    --------
Total distributions .................          -         (5.16)       (2.57)        (0.09)       (0.28)        (0.16)      (0.15)
                                        --------       -------      -------      --------     --------       -------    --------
Net asset value, end of period ......   $  19.51       $ 17.56      $ 21.50      $ 19.55      $  14.35       $ 14.86    $  15.53
                                        ========       =======      =======      ========     ========       =======    ========
Total return2 .......................      11.11%          5.73%       23.11%       36.86%       (1.57)%       (3.34)%     27.51%
                                        ========       =======      =======      ========     ========       =======    ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $  1,329       $ 1,231      $ 3,961      $ 10,142     $  9,285       $ 9,570    $ 14,791
Operating expenses excluding
 custody earnings credit ............       1.02%**       1.17%        1.17%         1.23%        1.28%**       0.92%       1.00%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       1.02%**       1.16%        1.15%         1.23%        1.27%**       0.90%       0.94%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       1.62%**       1.78%        1.78%         1.83%        1.88%**       0.97%       1.15%
Net investment income/(loss)
 including reimbursement/
 waiver/custody earnings
 credit .............................       1.10%**      (0.01)%       0.03%         0.51%        1.08%**       1.26%       1.48%
Portfolio turnover rate .............         36%***        68%         134%          124%          43%***       117%         95%

--------------
#    Amount is less than $0.01 per share.
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       88

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
For a Portfolio Share Outstanding Throughout Each Period.

                                                Investment Class Shares
                                      --------------------------------------------
                                          Six Month
                                        Period Ended        Year          Year
                                         06/30/2006        Ended         Ended
                                         (Unaudited)     12/31/2005    12/31/2004
                                      ---------------- ------------- -------------
Net asset value, beginning of
 period .............................    $  10.59        $  10.09      $   9.17
                                         --------        --------      --------
Income/(loss) from investment operations:
Net investment income* ..............       0.05             0.09          0.09
Net realized and unrealized
 gain/(loss) on investments .........       0.24             0.48          0.93
                                         --------        --------      --------
Total from investment
 operations .........................       0.29             0.57          1.02
                                         --------        --------      --------
Less distributions:
Dividends from net investment
 income .............................           -           (0.07)        (0.10)
Distributions from capital gains.....           -               -             -
                                         --------        ---------     ---------
Total distributions .................           -           (0.07)        (0.10)
                                         --------        ---------     ---------
Net asset value, end of period ......    $  10.88        $  10.59      $  10.09
                                         ========        =========     =========
Total return2 .......................        2.74%           5.63%        11.17%
                                         ========        =========     =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $ 126,485       $ 123,809     $ 122,263
Operating expenses excluding
 custody earnings credit ............        0.80%**          0.82%         0.92%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        0.80%**          0.82%         0.92%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        0.80%**          0.82%         0.92%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        1.01%**          0.89%         0.93%
Portfolio turnover rate .............          29%***           46%           31%

                                                      Investment Class Shares
                                      -------------------------------------------------------
                                                         Four
                                                         Month
                                           Year         Period        Year Ended August 31,
                                          Ended          Ended     ---------------------------
                                        12/31/2003    12/31/20021       2002         2001
                                      ------------- -------------- ------------- ------------
Net asset value, beginning of
 period .............................   $    7.10       $  7.39       $   8.93      $  12.23
                                        ---------       -------       --------      --------
Income/(loss) from investment operations:
Net investment income* ..............        0.05         0.01            0.05          0.06
Net realized and unrealized
 gain/(loss) on investments .........        2.05        (0.25)          (1.55)        (3.19)
                                        ---------       -------       --------      --------
Total from investment
 operations .........................        2.10        (0.24)          (1.50)        (3.13)
                                        ---------       -------       --------      --------
Less distributions:
Dividends from net investment
 income .............................      (0.03)        (0.05)         (0.04)        (0.03)
Distributions from capital gains.....           -            -              -         (0.14)
                                        ---------      -------       --------      --------
Total distributions .................      (0.03)        (0.05)         (0.04)        (0.17)
                                        ---------      -------       --------      --------
Net asset value, end of period ......   $    9.17      $  7.10       $   7.39      $   8.93
                                        =========      =======       ========      ========
Total return2 .......................       29.62%       (3.23)%       (16.95)%      (25.82)%
                                        =========      =======       ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 107,818      $ 63,224      $ 59,466      $ 83,421
Operating expenses excluding
 custody earnings credit ............        1.06%        1.23%**        0.87%         0.67%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............        1.05%        1.22%**        0.86%         0.64%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............        1.06%        1.23%**        1.01%         0.98%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................        0.66%        0.59%**        0.53%         0.54%
Portfolio turnover rate .............           3%           6%***         22%            8%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       89

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                              Institutional Class Shares
                                      ------------------------------------------
                                          Six Month
                                        Period Ended       Year         Year
                                         06/30/2006        Ended        Ended
                                         (Unaudited)    12/31/2005   12/31/2004
                                      ---------------- ------------ ------------
Net asset value, beginning of
 period .............................    $  10.60        $  10.11     $   9.18
                                         --------        --------     --------
Income/(loss) from investment operations:
Net investment income* ..............       0.07            0.12         0.12
Net realized and unrealized
 gain/(loss) on investments .........       0.24            0.47         0.94
                                         --------        --------     --------
Total from investment
 operations .........................       0.31            0.59         1.06
                                         --------        --------     --------
Less distributions:
Dividends from net investment
 income .............................            -          (0.10)       (0.13)
Distributions from capital gains.....            -              -            -
                                         ---------       --------     --------
Total distributions .................            -          (0.10)       (0.13)
                                         ---------       --------     --------
Net asset value, end of period ......    $  10.91        $  10.60     $  10.11
                                         =========       ========     ========
Total return2 .......................        2.93%           5.83%       11.56%
                                         =========       ========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................    $  23,725       $ 42,854     $ 41,368
Operating expenses excluding
 custody earnings credit ............         0.47%**        0.54%        0.62%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............         0.47%**        0.54%        0.62%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............         0.47%**        0.54%        0.62%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................         1.34%**        1.17%        1.22%
Portfolio turnover rate .............           29%***         46%          31%

                                                    Institutional Class Shares
                                      ------------------------------------------------------
                                                        Four
                                                        Month
                                          Year         Period        Year Ended August 31,
                                          Ended         Ended     ---------------------------
                                       12/31/2003    12/31/20021       2002         2001
                                      ------------ -------------- ------------- ------------
Net asset value, beginning of
 period .............................   $   7.10       $  7.41       $   8.95      $  12.25
                                        --------       -------       --------      --------
Income/(loss) from investment operations:
Net investment income* ..............       0.08          0.02           0.07          0.09
Net realized and unrealized
 gain/(loss) on investments .........       2.05         (0.26)         (1.54)        (3.19)
                                        --------       -------       --------      --------
Total from investment
 operations .........................       2.13         (0.24)         (1.47)        (3.10)
                                        --------       -------       --------      --------
Less distributions:
Dividends from net investment
 income .............................      (0.05)        (0.07)         (0.07)        (0.06)
Distributions from capital gains.....          -            -              -          (0.14)
                                        --------       -------       --------      --------
Total distributions .................      (0.05)        (0.07)         (0.07)        (0.20)
                                        --------       -------       --------      --------
Net asset value, end of period ......   $   9.18       $  7.10       $   7.41      $   8.95
                                        ========       =======       ========      ========
Total return2 .......................      30.05%        (3.18)%       (16.58)%      (25.56)%
                                        ========       =======       ========      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) .............................   $ 23,621      $ 15,245       $ 19,999      $ 22,799
Operating expenses excluding
 custody earnings credit ............       0.76%        0.95%**         0.58%         0.37%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit ............       0.75%        0.94%**         0.57%         0.34%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit ............       0.76%        0.95%**         0.72%         0.68%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit .............................       0.96%        0.87%**         0.82%         0.84%
Portfolio turnover rate .............          3%           6%***          22%            8%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       90

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                           Qualified Class Shares
                                                 ------------------------------------------
                                                     Six Month
                                                   Period Ended       Year         Year
                                                    06/30/2006        Ended        Ended
                                                    (Unaudited)    12/31/2005   12/31/2004
                                                 ---------------- ------------ ------------
Net asset value, beginning of
 period ........................................    $  10.61       $  10.10      $   9.15
                                                    --------       --------      --------
Income/(loss) from investment operations:
Net investment income* .........................       0.05            0.08          0.08
Net realized and unrealized
 gain/(loss) on investments ....................       0.24            0.47          0.94
                                                    --------       --------      --------
Total from investment
 operations ....................................       0.29            0.55          1.02
                                                    --------       --------      --------
Less distributions:
Dividends from net investment
 income ........................................            -         (0.04)        (0.07)
Distributions from capital gains................            -              -            -
                                                    ---------      ---------     --------
Total distributions ............................            -         (0.04)        (0.07)
                                                    ---------      ---------     --------
Net asset value, end of period .................    $  10.90       $  10.61      $  10.10
                                                    =========      =========     ========
Total return2 ..................................         2.73%         5.46%        11.13%
                                                    =========      =========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) ........................................    $     894      $     880     $  1,399
Operating expenses excluding
 custody earnings credit .......................         0.87%**        0.93%        0.99%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit .......................         0.87%**        0.93%        0.99%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit .......................         0.87%**        0.93%        0.99%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit ........................................         0.94%**        0.75%        0.85%
Portfolio turnover rate ........................           29%***         46%          31%

                                                                Qualified Class Shares
                                                 -----------------------------------------------------
                                                                  Four
                                                                  Month
                                                     Year        Period       Year Ended August 31,
                                                    Ended         Ended     --------------------------
                                                  12/31/2003   12/31/20021       2002         2001
                                                 ----------- -------------- ------------- ------------
Net asset value, beginning of
 period ........................................   $  7.09     $  7.36        $    8.90    $   12.23
                                                   -------     -------        ---------    ---------
Income/(loss) from investment operations:
Net investment income* .........................     0.04         0.01             0.04         0.05
Net realized and unrealized
 gain/(loss) on investments ....................     2.05        (0.25)           (1.54)       (3.19)
                                                   -------     --------       ---------    ---------
Total from investment
 operations ....................................     2.09        (0.24)           (1.50)       (3.14)
                                                   -------     --------       ---------    ---------
Less distributions:
Dividends from net investment
 income ........................................    (0.03)       (0.03)           (0.04)       (0.05)
Distributions from capital gains................         -            -               -        (0.14)
                                                   -------     --------       ---------    ---------
Total distributions ............................     (0.03)       (0.03)          (0.04)       (0.19)
                                                   -------     --------       ---------    ---------
Net asset value, end of period .................   $  9.15     $   7.09        $    7.36    $    8.90
                                                   =======     ========       =========    =========
Total return2 ..................................     29.45%       (3.22)%       (16.93)%    (25.90)%
                                                   =======     ========       =========    =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) ........................................   $ 3,565     $  1,730       $   2,073    $   1,770
Operating expenses excluding
 custody earnings credit .......................      1.15%        1.35%**         0.98%        0.77%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit .......................      1.14%        1.34%**         0.97%        0.74%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit .......................      1.15%        1.35%**         1.12%        1.08%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit ........................................      0.58%        0.47%**         0.42%        0.44%
Portfolio turnover rate ........................         3%           6%***          22%           8%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       91

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (Continued)
For a Portfolio Share Outstanding Throughout Each Period.

                                                          Horace Mann Class Shares
                                                 ------------------------------------------
                                                     Six Month
                                                   Period Ended       Year         Year
                                                    06/30/2006        Ended        Ended
                                                    (Unaudited)    12/31/2005   12/31/2004
                                                 ---------------- ------------ ------------
Net asset value, beginning of
 period ........................................    $  10.57       $  10.08      $   9.15
                                                    --------       --------      --------
Income/(loss) from investment operations:
Net investment income* .........................       0.05            0.08         0.08
Net realized and unrealized
 gain/(loss) on investments ....................       0.30            0.47         0.95
                                                    --------       --------      --------
Total from investment
 operations ....................................       0.35            0.55         1.03
                                                    --------       --------      --------
Less distributions:
Dividends from net investment
 income ........................................            -         (0.06)       (0.10)
Distributions from capital gains................            -             -            -
                                                    ---------      ---------     --------
Total distributions ............................            -         (0.06)      (0.10)
                                                    ---------      ---------     --------
Net asset value, end of period .................    $   10.86      $  10.57      $  10.08
                                                    =========      =========     ========
Total return2 ..................................         2.74%         5.49%       11.23%
                                                    =========      =========     ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) ........................................    $   1,813      $   1,891     $  1,964
Operating expenses excluding
 custody earnings credit .......................         0.82%**        0.89%        0.97%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit .......................         0.82%**        0.89%        0.97%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit .......................         0.82%**        0.89%        0.97%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit ........................................         0.99%**        0.82%        0.87%
Portfolio turnover rate ........................           29%***         46%          31%

                                                               Horace Mann Class Shares
                                                 -----------------------------------------------------
                                                                  Four
                                                                  Month
                                                     Year        Period       Year Ended August 31,
                                                    Ended         Ended     --------------------------
                                                  12/31/2003   12/31/20021       2002         2001
                                                 ----------- -------------- ------------- ------------
Net asset value, beginning of
 period ........................................   $  7.09     $  7.38        $    8.91    $   12.22
                                                   -------     -------        ---------    ---------
Income/(loss) from investment operations:
Net investment income* .........................     0.05         0.01             0.04         0.05
Net realized and unrealized
 gain/(loss) on investments ....................     2.04        (0.25)           (1.53)       (3.17)
                                                   -------     --------       ---------    ---------
Total from investment
 operations ....................................     2.09        (0.24)           (1.49)       (3.12)
                                                   -------     --------       ---------    ---------
Less distributions:
Dividends from net investment
 income ........................................    (0.03)       (0.05)           (0.04)      (0.05)
Distributions from capital gains................        -            -                -       (0.14)
                                                   -------     --------       ---------    ---------
Total distributions ............................    (0.03)       (0.05)         (0.04)       (0.19)
                                                   -------     --------       ---------    ---------
Net asset value, end of period .................   $  9.15     $  7.09        $    7.38    $   8.91
                                                   =======     ========       =========    =========
Total return2 ..................................     29.44%       (3.28)%         (16.85)%    (25.79)%
                                                   =======     ========       =========    =========
Ratios to average net assets/supplemental data:
Net assets, end of period (in
 000's) ........................................   $ 1,915     $  1,401       $   1,401    $   1,623
Operating expenses excluding
 custody earnings credit .......................      1.11%        1.30%**        0.93%        0.72%
Operating expenses including
 reimbursement/waiver/
 custody earnings credit .......................      1.10%        1.29%**        0.92%        0.69%
Operating expenses excluding
 reimbursement/waiver/
 custody earnings credit .......................      1.11%        1.30%**        1.07%        1.03%
Net investment income
 including reimbursement/
 waiver/custody earnings
 credit ........................................      0.61%        0.52%**        0.47%        0.49%
Portfolio turnover rate ........................         3%           6%***          22%          8%

--------------
1    The Portfolio's fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2    Total return represents the total return for the period indicated.
*    The selected per share data was calculated using the average shares outstanding method for the period.
**   Annualized.
***  Non-annualized.

                       See Notes to Financial Statements.
                                       92

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992.
The Company operates as a series company and presently offers five series:
Large Company Growth Portfolio, Large Company Value Portfolio, Small Company
Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000
Index Portfolio (collectively the "Portfolios", each a "Portfolio" of the
Company). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to class and voting privileges. The Dow Jones
Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace
Mann Class Shares. Each of the Investment Class, Qualified Class and Horace
Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the
National Association of Securities Dealers Automated Quotations system
("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

                                       93

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain.  The actual character of income, realized gain and return of capital distributions received from Real Estate
Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

Expenses: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares.
Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each
Portfolio's shares.

Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

New accounting pronouncements: In July, 2006, the Financial Accounting
Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"),
"Accounting for Uncertainty in Income Taxes", effective for fiscal years beginning after December 15, 2006.  This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties.  The Portfolios do not believe the impact of the adoption of FIN 48 will be material to the financial statements.

2.  Investment Advisory Fee and Other Transactions.

The Advisory Agreement (the "Agreement") between the Company and Wilshire
Associates Incorporated ("Wilshire") permits the Board of Directors and
Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees of 0.75% of average daily net assets for the Large Company Growth and
Large Company Value Portfolios, 0.85% of average daily net assets for the Small
Company Growth and Small Company Value Portfolios, and 0.10% of average daily net assets for the Dow Jones Wilshire 5000 Index Portfolio. For the six months ended June 30, 2006, Wilshire voluntarily waived 0.60% from its fee for the
Small Company Growth Portfolio and 0.60% from its fee for the Small Company
Value Portfolio. Wilshire also reimbursed the Small Company Growth Portfolio for any expense accruals in excess of 1.50%. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through June 30,
2006.

                                       94

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

For the six months ended June 30, 2006, Wilshire voluntarily waived fees and reimbursed expenses as follows:

Fund                                        Waived Fees     Reimbursed Expenses
----------------------------------------   -------------   --------------------
Small Company Growth Portfolio .........      $46,924               $6
Small Company Value Portfolio ..........       58,205                -

The Board of Directors of the Company has approved Los Angeles Capital
Management and Equity Research ("L.A. Capital"), Delaware Management Company
("Delaware"), Goldman Sachs Asset Management ("Goldman Sachs"), Pzena
Investment Management, LLC ("Pzena"), Alliance Bernstein L.P. ("Alliance
Bernstein"), Kalmar Investment Advisers ("Kalmar") and NWQ Investment
Management Company, LP ("NWQ") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Delaware, and Goldman Sachs each manage a portion of the Large Company Growth Portfolio.
L.A. Capital, Pzena and Alliance Bernstein each manage a portion of the Large
Company Value Portfolio. L.A. Capital and Kalmar each manage a portion of the
Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the
Dow Jones Wilshire 5000 Index Portfolio.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Company's administrator and accounting agent pursuant to a services agreement. PFPC Trust Company serves as the Company's custodian.

The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers with the exception of the
Company's chief compliance officer ("CCO").  The Company and Wilshire Variable
Insurance Trust each pay a portion of the CCO's compensation, and the Adviser pays the remainder of such compensation.  Effective January 1, 2006, the
Company and the Wilshire Variable Insurance Trust together pay each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual
Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3.  Distribution and Service Plan.

The Directors of the Company of each Portfolio have adopted shareholder services and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio.
Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the
"Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified
Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For
the six months ended June 30, 2006, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large
Company Value Portfolio, Small Company Growth Portfolio, Small Company Value
Portfolio and Dow Jones Wilshire 5000 Index Portfolio were 0.25%, 0.25%, 0.25%,
0.25% and 0.25% of average net assets, respectively.

                                       95

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

In addition, Investment Class Shares and Institutional Class Shares pay the
expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and
Institutional Class Shares, respectively, of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

For the six months ended June 30, 2006, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Fund                                                 Investment Class     Institutional Class
-------------------------------------------------   ------------------   --------------------
Large Company Growth Portfolio ..................           0.12%                 0.01%
Large Company Value Portfolio ...................           0.07%                 0.00%
Small Company Growth Portfolio ..................           0.06%                 0.02%
Small Company Value Portfolio ...................           0.18%                 0.05%
Dow Jones Wilshire 5000 Index Portfolio .........           0.08%                 0.00%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has
adopted a shareholder services plan which authorizes payments by the Qualified
Class Shares of up to 0.15% of the average daily net assets attributable to the
Portfolio's Qualified Class Shares for certain shareholder services provided by
Insurers or other financial intermediaries. For the six months ended June 30,
2006, the shareholder service provider fees for the Qualified Class Shares were
0.15% of average net assets.

The Directors of the Company of the Dow Jones Wilshire 5000 Index Portfolio,
have adopted a shareholder services and distribution plan pursuant to Rule
12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire
5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Dow Jones Wilshire
5000 Index Portfolio attributable to the Horace Mann Class Shares.

4.  Securities Transactions.

For the six months ended June 30, 2006, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Fund                                                   Purchases           Sales
-------------------------------------------------   ---------------   ---------------
Large Company Growth Portfolio ..................    $166,306,923      $190,393,963
Large Company Value Portfolio ...................      20,387,062        19,280,775
Small Company Growth Portfolio ..................       4,803,000         5,561,807
Small Company Value Portfolio ...................       6,902,726         7,160,521
Dow Jones Wilshire 5000 Index Portfolio .........      48,455,754        67,036,732

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2006 for each Portfolio are as follows:

                                       96

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

                                                                                                                Net
                                                          Tax           Unrealized         Unrealized        Unrealized
                                                          Cost         Appreciation       Depreciation      Appreciation
Fund                                                ---------------   --------------   -----------------   -------------
Large Company Growth Portfolio ..................    $505,494,948      $101,671,229      $ (22,925,832)     $78,745,397
Large Company Value Portfolio ...................      56,488,367        11,988,943         (1,968,301)      10,020,642
Small Company Growth Portfolio ..................      12,535,731         2,837,297           (801,776)       2,035,521
Small Company Value Portfolio ...................      16,168,949         4,156,595           (795,689)       3,360,906
Dow Jones Wilshire 5000 Index Portfolio .........     109,659,733        46,978,218         (4,146,571)      42,831,647

5.  Significant Shareholder Activity.

On June 30, 2006, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios.
These represent omnibus shareholder accounts comprised of many individual shareholders.

Fund
--------------------------------------------------------------------------
Large Company Growth Portfolio (1 omnibus shareholder) ...................   54%
Large Company Value Portfolio (2 omnibus shareholders) ...................   60%
Small Company Growth Portfolio (2 omnibus shareholders) ..................   74%
Small Company Value Portfolio (2 omnibus shareholders) ...................   67%
Dow Jones Wilshire 5000 Index Portfolio (2 omnibus shareholders) .........   63%

6.  Tax Information.

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America;
therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end;
accordingly, tax-basis balances have not been determined as of June 30, 2006.

Under the current tax law, capital and currency losses realized after October
31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2005, the following Portfolios elected to defer capital losses occurring between November 1, 2005 and December
31, 2005 as follows:

Fund                                                 Capital Losses
-------------------------------------------------   ---------------
Large Company Value Portfolio ...................      $ 161,056
Dow Jones Wilshire 5000 Index Portfolio .........        229,367

                                       97

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2005, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                                   Expiring December 31,
                                            --------------------------------------------------------------------
Fund                                            2008         2009          2010           2011          2012         2013
------------------------------------------- ----------- ------------- -------------- ------------- ------------- -----------
Large Company Growth Portfolio ............         -    $2,035,616    $38,469,520             -             -           -
Dow Jones Wilshire 5000 Index Portfolio ...  $343,818     1,775,025      8,232,611    $3,810,802    $5,509,772    $108,266

8.     Indemnifications.

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

                                       98

WILSHIRE MUTUAL FUNDS, INC.
SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On February 8, 2006, a Special Meeting of Shareholders of the Company was held.
Shareholders of record on December 15, 2005 were entitled to vote on the proposal described below:

1. To elect seven Directors to the Board of Directors.

Director                          Votes For     Votes Withheld
-----------------------------   ------------   ---------------
DeWitt F. Bowman ............   25,643,745         584,886
Lawrence E. Davanzo .........   25,654,757         573,874
Roger A Formisano ...........   25,650,026         578,605
Cynthia A Hargadon* .........   25,653,971         574,660
Richard A. Holt .............   25,649,487         579,144
Harriet A Russell ...........   25,649,028         579,603
George J. Zock ..............   25,649,487         579,144

*Ms. Hargadon subsequently resigned as a member of the Board on May 2, 2006.

                                       99

WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL FUND INFORMATION

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each
Portfolio's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at
http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's
Public Reference Room in Washington, DC. Information on the operation of the
Public Reference Room may be obtained by calling 1-202-551-8090.

                                      100

WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited)

During the six months ended June 30, 2006, the Board of Directors (the "Board")
of Wilshire Mutual Funds, Inc. (the "Company") approved the renewal for additional one-year terms of the Company's advisory agreement with Wilshire
Associates Incorporated ("Wilshire") and Wilshire's subadvisory agreements with the following subadvisers:  Delaware Management Company ("Delaware") with respect to the Large Company Growth Portfolio, Kalmar Investment Advisers
("Kalmar") with respect to the Small Company Growth Portfolio, Pzena Investment
Management, LLC ("Pzena") with respect to the Large Company Value Portfolio,
AllianceBernstein L.P. ("Alliance") with respect to the Large Company Value
Portfolio, Los Angeles Capital Management and Equity Research, Inc. ("LA
Capital")  with respect to each of the Funds, Goldman Sachs Asset Management,
LLC ("Goldman Sachs") with respect to the Large Company Growth Portfolio and
NWQ Investment Management Company, LLC ("NWQ") with respect to the Small
Company Value Portfolio.  In the following text, the subadvisers are referred to as "Subadvisers" and the Advisory Agreement with Wilshire and the
Subadvisory Agreements between Wilshire and each Subadviser are referred to as
"Advisory Agreements."

The information in this summary outlines the Board's considerations associated with its approval of each of the Advisory Agreements.  In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant.  As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory and subadvisory arrangements; comparative fees and expense ratios as prepared by an independent provider (Lipper Inc.); the profits to be realized by
Wilshire and the Subadvisers; the extent to which Wilshire and the Subadviser realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers.  In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel.  In addition, the Directors who are not "interested persons" of the Company as defined in the Investment Company Act of 1940 (the
"Independent Directors") met with counsel in private sessions at which no representatives of the Subadvisers were present to consider renewal of the
Advisory Agreements.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors.  In deciding to approve renewal of the Advisory Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered.  However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered the renewal of the Advisory Agreements with Delaware, Kalmar and Pzena pursuant to a process that concluded at the Board's February 24, 2006 meeting and the Advisory
Agreements with Wilshire, Alliance, LA Capital, Goldman Sachs and NWQ pursuant to a process that concluded at the Board's May 2, 2006 meeting, following an extensive process.  With respect to the May approvals, at the direction of the
Independent Directors, counsel to the Company

                                       101

WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

and the Independent Directors sent a memorandum to the Adviser requesting information regarding Advisory Agreements to be provided to the Directors in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Directors) held on May 1, 2006.

In response to the request for information, and prior to the February meetings
(as applicable), the Directors received information from the Adviser as to each of the Funds describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund as provided by Lipper
Inc., (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Lipper Inc., and
(vii) benefits realized by the Adviser from its relationship with each Fund.
The Directors also received information from each Subadviser as to each Fund it managed describing:  (i) the nature, extent and quality of services provided;
(ii) the investment performance of the Subadviser in connection with the Fund;
(iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi)
comparisons of services rendered and amounts paid to other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Subadviser from its relationship with the Fund.  The
Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board on February 24, 2006 and May 2, 2006, as
applicable, the Contract Review Committee met on February 23 and 24, 2006 and
May 1, 2006, respectively, to discuss the information provided.  Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew each of the agreements and recommended to the Board that each Advisory Agreement be renewed.  At its meeting on February 24, 2006 and May 2, 2006, as applicable, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.  With respect to the May approvals, the Board also considered a report from the Investment Committee
(which is comprised solely of Independent Directors) which, earlier on May 2,
2006, reviewed the data Lipper Inc. had prepared on performance, fees and expenses to assist the Board in its consideration of the Advisory Agreements.

Nature, Extent and Quality of Services - Wilshire

As to the Advisory Agreement with Wilshire, with respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser.  The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel.  The Board also considered the compliance programs established by the

                                       102

WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Adviser and the level of compliance maintained for the Funds.  The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers.  The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds.  The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers.  The Board also reviewed the Adviser's financial condition, and considered the financial support provided by the
Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary advisory fee waivers.  Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the
Adviser to each Fund are satisfactory.

The Board reviewed information on the performance of each Fund for one, three, five, and where applicable, ten year periods, along with performance information of a relevant benchmark, a peer group of funds from Lipper's database and a peer universe of funds from Lipper's database.  For the Small
Company Value Portfolio, the Board determined that performance was satisfactory, noting that the Fund's performance was competitive as compared to its Lipper peer group and peer universe, and that its underperformance to its benchmark was modest.  For the Large Company Growth Portfolio, the Board determined that performance was satisfactory, noting that the Fund's performance was competitive as compared to its Lipper peer group and peer universe and that it outperformed its benchmark.  For the Large Company Value
Portfolio, the Board determined that performance was satisfactory, noting that over most periods performance was within a competitive range in comparison to its Lipper peer group and peer universe, and that over certain periods it had outperformed its benchmark.  For the Small Company Growth Portfolio, the Board
determined that performance was satisfactory, noting that over a longer period the Fund's performance was competitive with its Lipper peer group and peer universe, recognizing that over a shorter term there had been underperformance to its peers and underperformance to its benchmark.  The Board determined that the underperformance for the Dow Jones Wilshire 5000 Index Portfolio was a
result of its small size and expenses and, therefore concluded that investment performance was satisfactory.

Advisory Fees

The Board reviewed each Fund's advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of a peer group of funds.  The Board determined that the advisory fee and expense ratio for each Fund were within a competitive range.  Although the
Board noted that the Small Company Growth Portfolio, Large Company Growth
Portfolio and Large Company Value Portfolio have relatively high contractual advisory fees in comparison to their Lipper peer groups, the Board recognized that the actual management fees charged to the Funds (after voluntary waivers for the Small Company Growth Portfolio) are primarily driven by the subadvisory fees paid, which the Board concluded were at competitive levels.  As to total expenses, the Board noted that total expenses are influenced by the small size of the complex.  The Board received information regarding fees charged by the
Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable Funds.  The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

                                       103

WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds.  The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds.  In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders.  The Board reviewed each Fund's asset size, each Fund's expense ratio, the voluntary advisory fee waivers in place for the Small Company Growth and Small Company Value Portfolios and whether the investment process produced economies of scale.  The Board concluded that each Fund's advisory fee reasonably reflected all available economies of scale.

Fall-Out Benefits - Wilshire

The Board considered the nature and amount of any benefits derived by the
Adviser from its relationship with the Funds.  The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Nature, Extent and Quality of Services - Sub-Advisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided under each Subadvisory Agreement.  The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel.  The Board also considered the
Subadviser's compliance with investment policies and general legal compliance.
In addition, the Board considered the analysis provided under the Adviser's oversight program, which concluded that each Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each
Fund be continued.

Based upon all relevant factors, the Board concluded that the investment performance of each Subadviser met or exceeded acceptable levels of investment performance and, therefore, was satisfactory.

Subadvisory Fees

The Board considered each Fund's subadvisory fees.  The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each
Subadviser about the fees charged to other clients.  The Board also considered that the subadvisory fee rates were negotiated at arm's length between the
Adviser and each Subadviser and that the Adviser compensates the Subadviser from its fees.
The Board noted, as to Pzena, that the Wilshire Variable Insurance Trust Equity
Fund would be offered more favorable treatment as to the application of breakpoints, but concluded that, based on the services

                                       104

WILSHIRE MUTUAL FUNDS, INC.
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited) (Continued)

provided, Pzena's subadvisory fee was reasonable.  The Board noted that most
Subadvisers did not charge higher fees to the Adviser for the Funds than was charged to their "Other Clients."  For the Subadviser where the fees charged to the Adviser were higher than that charged to Other Clients, the Board concluded that the fees charged to the Adviser were generally competitive.
Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm's length between the
Adviser and each Subadviser.  In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds.  Based upon this information, the Board concluded that profitability to the Subadvisers was not unreasonable.

Economies of Scale - Subadvisers

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees.  The Board also considered whether the effective subadvisory fee rate for each Fund under the
Subadvisory Agreement is reasonable in relation to the asset size of such Fund.
The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits - Subadvisers

The Board also considered the character and amount of other incidental benefits received by each Subadviser.  The Board considered each Subadviser's soft dollar practices, where applicable.  The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each
Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the
Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

                                       105

Wilshire Mutual Funds, Inc.
c/o PFPC Inc.

P.O. Box 9807
Providence, RI 02940
1-888-200-6796
www.wilfunds.com

WILSAR06

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date 8/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date 8/24/06

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer
(principal financial officer)

Date 8/24/06

*	Print the name and title of each signing officer under his or her signature.